================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-6067

                               -----------------

                       DIMENSIONAL INVESTMENT GROUP INC.
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, President and General Counsel
                      Dimensional Investment Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

      Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31
                    Date of reporting period: July 31, 2018

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ITEM 1. SCHEDULE OF INVESTMENTS.

                       DIMENSIONAL INVESTMENT GROUP INC.
                                FORM N-Q REPORT
                                 July 31, 2018
                                  (UNAUDITED)

                               Table of Contents

 DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...............................

 SCHEDULES OF INVESTMENTS.................................................
    U.S. Large Company Portfolio..........................................
    U.S. Large Cap Value Portfolio II.....................................
    U.S. Large Cap Value Portfolio III....................................
    DFA International Value Portfolio.....................................
    DFA International Value Portfolio III.................................
    Tax-Managed U.S. Marketwide Value Portfolio II........................
    Emerging Markets Portfolio II.........................................
    DFA Two-Year Fixed Income Portfolio...................................
    DFA Two-Year Government Portfolio.....................................
    Global Equity Portfolio...............................................
    Global Allocation 60/40 Portfolio.....................................
    Global Allocation 25/75 Portfolio.....................................

 NOTES TO FINANCIAL STATEMENTS............................................
    Organization..........................................................
    Security Valuation....................................................
    Financial Instruments.................................................
    Federal Tax Cost......................................................
    Other.................................................................
    Subsequent Event Evaluations..........................................

 THE DFA INVESTMENT TRUST COMPANY.........................................

 SCHEDULES OF INVESTMENTS.................................................
    The U.S. Large Cap Value Series.......................................
    The DFA International Value Series....................................
    The Emerging Markets Series...........................................
    The Tax-Managed U.S. Marketwide Value Series..........................

 NOTES TO SCHEDULES OF INVESTMENTS........................................
    Organization..........................................................
    Security Valuation....................................................
    Financial Instruments.................................................
    Federal Tax Cost......................................................
    Other.................................................................
    Subsequent Event Evaluations..........................................

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

 SCHEDULES OF INVESTMENTS
 ------------------------

 Investment Abbreviations

 P.L.C.  Public Limited Company
 SA      Special Assessment
 USD     United States Dollar

 Investment Footnotes
 *       Non-Income Producing Securities.
 #       Total or Partial Securities on Loan.
 +       See Security Valuation Note within the Notes to Schedules of
         Investments.
 ^^      See Federal Tax Cost Note within the Notes to Schedules of
         Investments.
 W Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
 @       Security purchased with cash proceeds from Securities on Loan.
 (S)     Affiliated Fund.

                         U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2018
                                  (UNAUDITED)

                                                         SHARES      VALUE+
                                                        --------- ------------
 COMMON STOCKS -- (98.3%)
 CONSUMER DISCRETIONARY -- (12.5%)
      Advance Auto Parts, Inc..........................    27,194 $  3,840,609
 *    Amazon.com, Inc..................................   149,264  265,307,804
      Aptiv P.L.C......................................    97,840    9,595,169
 *    AutoZone, Inc....................................     9,845    6,945,943
      Best Buy Co., Inc................................    90,561    6,794,792
 *    Booking Holdings, Inc............................    17,855   36,222,796
      BorgWarner, Inc..................................    74,147    3,412,245
 # *  CarMax, Inc......................................    66,071    4,934,182
      Carnival Corp....................................   150,223    8,899,211
      CBS Corp., Class B...............................   127,172    6,698,149
 *    Charter Communications, Inc., Class A............    68,647   20,908,503
 # *  Chipotle Mexican Grill, Inc......................     9,048    3,923,756
      Comcast Corp., Class A........................... 1,701,970   60,896,487
      Darden Restaurants, Inc..........................    45,963    4,915,283
 *    Discovery, Inc., Class C.........................   128,006    3,142,547
 # *  Discovery, Inc., Class A.........................    59,256    1,575,024
 *    DISH Network Corp., Class A......................    86,238    2,721,671
      Dollar General Corp..............................    93,856    9,211,966
 *    Dollar Tree, Inc.................................    88,333    8,063,036
      DR Horton, Inc...................................   126,136    5,512,143
 #    Expedia Group, Inc...............................    44,991    6,021,595
      Foot Locker, Inc.................................    42,934    2,095,609
      Ford Motor Co.................................... 1,446,336   14,521,213
 #    Gap, Inc. (The)..................................    79,788    2,407,204
 #    Garmin, Ltd......................................    41,379    2,584,119
      General Motors Co................................   470,948   17,853,639
      Genuine Parts Co.................................    54,531    5,306,412
      Goodyear Tire & Rubber Co. (The).................    87,808    2,125,832
 #    H&R Block, Inc...................................    75,479    1,899,052
 #    Hanesbrands, Inc.................................   133,025    2,961,136
 #    Harley-Davidson, Inc.............................    61,287    2,628,599
      Hasbro, Inc......................................    42,383    4,221,771
      Hilton Worldwide Holdings, Inc...................   102,963    8,099,070
      Home Depot, Inc. (The)...........................   427,529   84,445,528
      Interpublic Group of Cos., Inc. (The)............   142,439    3,211,999
      Kohl's Corp......................................    61,748    4,561,325
      L Brands, Inc....................................    90,083    2,852,929
 #    Leggett & Platt, Inc.............................    48,112    2,096,240
      Lennar Corp., Class A............................   101,861    5,324,274
 *    LKQ Corp.........................................   115,230    3,862,510
      Lowe's Cos., Inc.................................   304,651   30,264,030
      Macy's, Inc......................................   112,221    4,458,540
      Marriott International, Inc., Class A............   110,384   14,111,491
 #    Mattel, Inc......................................   129,376    2,053,197
      McDonald's Corp..................................   291,004   45,844,770
      MGM Resorts International........................   187,067    5,868,292
 *    Michael Kors Holdings, Ltd.......................    55,171    3,681,561
 *    Mohawk Industries, Inc...........................    23,621    4,449,252
 *    Netflix, Inc.....................................   161,107   54,365,557
      Newell Brands, Inc...............................   180,644    4,731,066
      News Corp., Class A..............................   139,480    2,101,964
      News Corp., Class B..............................    47,476      726,383
      NIKE, Inc., Class B..............................   475,395   36,562,629
 #    Nordstrom, Inc...................................    44,092    2,310,862

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
CONSUMER DISCRETIONARY -- (Continued)
*    Norwegian Cruise Line Holdings, Ltd..............    76,465 $    3,825,544
#    Omnicom Group, Inc...............................    83,857      5,771,877
*    O'Reilly Automotive, Inc.........................    30,246      9,255,276
     PulteGroup, Inc..................................    98,140      2,796,009
     PVH Corp.........................................    28,438      4,365,802
     Ralph Lauren Corp................................    20,317      2,742,389
     Ross Stores, Inc.................................   140,703     12,301,663
     Royal Caribbean Cruises, Ltd.....................    62,933      7,096,325
     Starbucks Corp...................................   511,609     26,803,195
     Tapestry, Inc....................................   106,277      5,007,772
     Target Corp......................................   198,164     15,987,871
     Tiffany & Co.....................................    37,592      5,171,156
     TJX Cos., Inc. (The).............................   232,594     22,622,092
     Tractor Supply Co................................    45,631      3,561,043
# *  TripAdvisor, Inc.................................    38,898      2,255,695
     Twenty-First Century Fox, Inc., Class A..........   390,032     17,551,440
     Twenty-First Century Fox, Inc., Class B..........   163,212      7,249,877
*    Ulta Salon Cosmetics & Fragrance, Inc............    20,985      5,128,524
# *  Under Armour, Inc., Class A......................    71,087      1,419,607
# *  Under Armour, Inc., Class C......................    71,826      1,346,019
     VF Corp..........................................   121,788     11,213,021
     Viacom, Inc., Class B............................   131,434      3,818,158
     Walt Disney Co. (The)............................   551,023     62,574,172
#    Whirlpool Corp...................................    23,629      3,097,762
     Wynn Resorts, Ltd................................    31,270      5,215,211
     Yum! Brands, Inc.................................   119,348      9,463,103
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY..........................            1,121,771,569
                                                                 --------------
CONSUMER STAPLES -- (6.8%)
     Altria Group, Inc................................   701,457     41,161,497
     Archer-Daniels-Midland Co........................   207,150      9,997,059
#    Brown-Forman Corp., Class B......................    96,528      5,137,220
#    Campbell Soup Co.................................    70,729      2,892,816
#    Church & Dwight Co., Inc.........................    90,639      5,066,720
#    Clorox Co. (The).................................    47,976      6,484,916
     Coca-Cola Co. (The).............................. 1,419,385     66,185,923
     Colgate-Palmolive Co.............................   322,623     21,618,967
     Conagra Brands, Inc..............................   144,538      5,305,990
     Constellation Brands, Inc., Class A..............    62,039     13,042,459
     Costco Wholesale Corp............................   162,556     35,552,623
#    Coty, Inc., Class A..............................   173,514      2,326,823
     Estee Lauder Cos., Inc. (The), Class A...........    82,939     11,191,789
#    General Mills, Inc...............................   218,925     10,083,685
     Hershey Co. (The)................................    52,165      5,123,125
#    Hormel Foods Corp................................    99,113      3,565,095
#    JM Smucker Co. (The).............................    41,839      4,649,150
#    Kellogg Co.......................................    92,399      6,563,101
     Kimberly-Clark Corp..............................   129,288     14,720,732
#    Kraft Heinz Co. (The)............................   220,790     13,302,597
     Kroger Co. (The).................................   300,143      8,704,147
#    McCormick & Co., Inc. Non-Voting.................    44,932      5,281,307
     Molson Coors Brewing Co., Class B................    69,046      4,626,082
     Mondelez International, Inc., Class A............   546,693     23,715,542
*    Monster Beverage Corp............................   151,647      9,101,853
     PepsiCo, Inc.....................................   525,486     60,430,890
     Philip Morris International, Inc.................   576,123     49,719,415
     Procter & Gamble Co. (The).......................   931,966     75,377,410
     Sysco Corp.......................................   178,283     11,982,400
     Tyson Foods, Inc., Class A.......................   109,693      6,323,801

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
  CONSUMER STAPLES -- (Continued)
      Walgreens Boots Alliance, Inc....................   315,552 $ 21,337,626
      Walmart, Inc.....................................   536,185   47,843,788
                                                                  ------------
  TOTAL CONSUMER STAPLES...............................            608,416,548
                                                                  ------------
  ENERGY -- (6.1%)
      Anadarko Petroleum Corp..........................   191,125   13,980,794
      Andeavor.........................................    51,779    7,769,957
  #   Apache Corp......................................   142,220    6,542,120
  #   Baker Hughes a GE Co.............................   153,090    5,293,852
      Cabot Oil & Gas Corp.............................   165,492    3,889,062
      Chevron Corp.....................................   708,243   89,429,843
      Cimarex Energy Co................................    35,027    3,453,662
  *   Concho Resources, Inc............................    70,448   10,274,841
      ConocoPhillips...................................   433,652   31,296,665
      Devon Energy Corp................................   194,379    8,748,999
      EOG Resources, Inc...............................   214,550   27,664,077
      EQT Corp.........................................    93,132    4,626,798
      Exxon Mobil Corp................................. 1,569,153  127,901,661
      Halliburton Co...................................   325,748   13,818,230
  #   Helmerich & Payne, Inc...........................    40,123    2,461,546
  #   Hess Corp........................................    96,687    6,345,568
      HollyFrontier Corp...............................    65,188    4,861,721
      Kinder Morgan, Inc...............................   705,546   12,544,608
      Marathon Oil Corp................................   315,482    6,662,980
      Marathon Petroleum Corp..........................   170,549   13,785,476
  #   National Oilwell Varco, Inc......................   141,189    6,864,609
  *   Newfield Exploration Co..........................    74,523    2,140,300
  #   Noble Energy, Inc................................   178,799    6,452,856
      Occidental Petroleum Corp........................   284,345   23,865,076
      ONEOK, Inc.......................................   152,581   10,747,805
      Phillips 66......................................   155,734   19,208,231
      Pioneer Natural Resources Co.....................    62,947   11,913,979
      Schlumberger, Ltd................................   513,361   34,662,135
      TechnipFMC P.L.C.................................   161,395    5,253,407
      Valero Energy Corp...............................   159,919   18,926,414
      Williams Cos., Inc. (The)........................   305,563    9,090,499
                                                                  ------------
  TOTAL ENERGY.........................................            550,477,771
                                                                  ------------
  FINANCIALS -- (13.8%)
      Affiliated Managers Group, Inc...................    20,194    3,231,242
      Aflac, Inc.......................................   286,746   13,345,159
      Allstate Corp. (The).............................   129,740   12,340,869
      American Express Co..............................   264,698   26,342,745
      American International Group, Inc................   333,108   18,390,893
      Ameriprise Financial, Inc........................    53,858    7,845,495
      Aon P.L.C........................................    90,795   13,033,622
      Arthur J Gallagher & Co..........................    67,732    4,832,678
      Assurant, Inc....................................    19,602    2,162,101
      Bank of America Corp............................. 3,494,817  107,919,949
      Bank of New York Mellon Corp. (The)..............   373,738   19,983,771
      BB&T Corp........................................   289,877   14,728,650
  *   Berkshire Hathaway, Inc., Class B................   713,345  141,149,575
      BlackRock, Inc...................................    45,736   22,994,231
  *   Brighthouse Financial, Inc.......................    44,223    1,920,605
      Capital One Financial Corp.......................   179,762   16,955,152
      Cboe Global Markets, Inc.........................    41,650    4,045,465
      Charles Schwab Corp. (The).......................   445,362   22,740,184
      Chubb, Ltd.......................................   172,773   24,139,844

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
 FINANCIALS -- (Continued)
     Cincinnati Financial Corp........................    55,809 $    4,220,835
     Citigroup, Inc...................................   945,062     67,940,507
     Citizens Financial Group, Inc....................   179,102      7,124,678
     CME Group, Inc...................................   126,201     20,081,103
     Comerica, Inc....................................    64,010      6,205,129
     Discover Financial Services......................   128,749      9,193,966
 *   E*TRADE Financial Corp...........................    97,825      5,850,913
     Everest Re Group, Ltd............................    15,051      3,286,386
     Fifth Third Bancorp..............................   254,990      7,545,154
     Franklin Resources, Inc..........................   118,656      4,072,274
     Goldman Sachs Group, Inc. (The)..................   130,191     30,911,249
     Hartford Financial Services Group, Inc. (The)....   133,649      7,043,302
     Huntington Bancshares, Inc.......................   406,826      6,281,393
     Intercontinental Exchange, Inc...................   215,068     15,895,676
     Invesco, Ltd.....................................   150,863      4,071,792
     Jefferies Financial Group, Inc...................   111,820      2,711,635
     JPMorgan Chase & Co.............................. 1,261,886    145,053,796
     KeyCorp..........................................   395,150      8,246,781
     Lincoln National Corp............................    80,540      5,484,774
     Loews Corp.......................................    96,686      4,909,715
     M&T Bank Corp....................................    53,629      9,296,587
     Marsh & McLennan Cos., Inc.......................   188,278     15,694,854
     MetLife, Inc.....................................   377,642     17,273,345
     Moody's Corp.....................................    61,648     10,549,206
     Morgan Stanley...................................   505,450     25,555,552
     MSCI, Inc........................................    32,721      5,437,903
     Nasdaq, Inc......................................    43,206      3,949,028
     Northern Trust Corp..............................    78,158      8,536,417
     People's United Financial, Inc...................   130,132      2,372,306
     PNC Financial Services Group, Inc. (The).........   174,183     25,226,924
     Principal Financial Group, Inc...................    99,098      5,755,612
     Progressive Corp. (The)..........................   216,589     12,997,506
     Prudential Financial, Inc........................   155,274     15,668,699
     Raymond James Financial, Inc.....................    47,762      4,374,522
     Regions Financial Corp...........................   418,494      7,788,173
     S&P Global, Inc..................................    93,278     18,696,642
     State Street Corp................................   135,557     11,971,039
 #   SunTrust Banks, Inc..............................   173,003     12,468,326
 *   SVB Financial Group..............................    19,510      6,006,739
     Synchrony Financial..............................   262,300      7,590,962
     T Rowe Price Group, Inc..........................    89,872     10,701,958
     Torchmark Corp...................................    39,721      3,498,228
     Travelers Cos., Inc. (The).......................   100,084     13,024,932
     U.S. Bancorp.....................................   578,295     30,655,418
     Unum Group.......................................    81,125      3,223,096
     Wells Fargo & Co................................. 1,625,396     93,118,937
     Willis Towers Watson P.L.C.......................    49,089      7,825,768
     XL Group, Ltd....................................    96,070      5,402,016
 #   Zions Bancorporation.............................    72,930      3,770,481
                                                                 --------------
 TOTAL FINANCIALS.....................................            1,242,664,464
                                                                 --------------
 HEALTHCARE -- (14.2%)
     Abbott Laboratories..............................   649,770     42,585,926
     AbbVie, Inc......................................   561,670     51,802,824
 *   ABIOMED, Inc.....................................    15,698      5,565,412
     Aetna, Inc.......................................   120,964     22,788,408
     Agilent Technologies, Inc........................   117,968      7,790,607
 *   Alexion Pharmaceuticals, Inc.....................    82,486     10,967,339
 *   Align Technology, Inc............................    26,664      9,509,716

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
HEALTHCARE -- (Continued)
     Allergan P.L.C...................................   125,773 $   23,153,552
     AmerisourceBergen Corp...........................    60,459      4,947,360
     Amgen, Inc.......................................   246,834     48,515,223
     Anthem, Inc......................................    94,636     23,942,908
     Baxter International, Inc........................   183,185     13,271,753
     Becton Dickinson and Co..........................    99,077     24,805,908
*    Biogen, Inc......................................    78,247     26,163,449
*    Boston Scientific Corp...........................   512,473     17,224,217
     Bristol-Myers Squibb Co..........................   605,796     35,590,515
     Cardinal Health, Inc.............................   115,392      5,763,830
*    Celgene Corp.....................................   262,215     23,622,949
*    Centene Corp.....................................    75,763      9,874,192
*    Cerner Corp......................................   116,734      7,246,847
     Cigna Corp.......................................    89,897     16,129,320
#    Cooper Cos., Inc. (The)..........................    18,363      4,783,561
     CVS Health Corp..................................   376,903     24,445,929
     Danaher Corp.....................................   228,002     23,388,445
*    DaVita, Inc......................................    51,452      3,616,047
     DENTSPLY SIRONA, Inc.............................    83,858      4,034,408
*    Edwards Lifesciences Corp........................    78,000     11,111,100
     Eli Lilly & Co...................................   354,010     34,979,728
*    Envision Healthcare Corp.........................    44,573      1,972,801
*    Express Scripts Holding Co.......................   208,558     16,572,019
     Gilead Sciences, Inc.............................   481,906     37,506,744
     HCA Healthcare, Inc..............................   103,594     12,869,483
# *  Henry Schein, Inc................................    57,658      4,578,622
*    Hologic, Inc.....................................   100,931      4,330,949
     Humana, Inc......................................    50,999     16,022,866
*    IDEXX Laboratories, Inc..........................    32,040      7,847,557
*    Illumina, Inc....................................    54,489     17,674,052
*    Incyte Corp......................................    65,162      4,335,879
*    Intuitive Surgical, Inc..........................    42,036     21,362,275
*    IQVIA Holdings, Inc..............................    59,759      7,287,012
     Johnson & Johnson................................   994,064    131,733,361
*    Laboratory Corp. of America Holdings.............    38,008      6,664,323
     McKesson Corp....................................    74,608      9,370,765
     Medtronic P.L.C..................................   501,903     45,286,708
     Merck & Co., Inc.................................   997,086     65,678,055
*    Mettler-Toledo International, Inc................     9,418      5,580,259
*    Mylan NV.........................................   192,162      7,169,564
# *  Nektar Therapeutics..............................    60,196      3,166,310
#    PerkinElmer, Inc.................................    40,975      3,244,400
#    Perrigo Co. P.L.C................................    47,903      3,857,150
     Pfizer, Inc...................................... 2,167,981     86,567,481
     Quest Diagnostics, Inc...........................    50,136      5,400,650
*    Regeneron Pharmaceuticals, Inc...................    28,672     10,551,583
     ResMed, Inc......................................    53,042      5,610,783
     Stryker Corp.....................................   119,115     19,445,524
     Thermo Fisher Scientific, Inc....................   149,110     34,970,768
     UnitedHealth Group, Inc..........................   356,161     90,187,088
     Universal Health Services, Inc., Class B.........    31,918      3,897,188
*    Varian Medical Systems, Inc......................    34,178      3,945,850
*    Vertex Pharmaceuticals, Inc......................    94,210     16,491,460
*    Waters Corp......................................    29,124      5,745,291
     Zimmer Biomet Holdings, Inc......................    75,205      9,439,732
     Zoetis, Inc......................................   179,581     15,530,165
                                                                 --------------
TOTAL HEALTHCARE......................................            1,279,516,190
                                                                 --------------

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
  INDUSTRIALS -- (9.7%)
      3M Co............................................   220,035 $46,717,831
      Alaska Air Group, Inc............................    46,297   2,908,841
  #   Allegion P.L.C...................................    34,567   2,818,593
  #   American Airlines Group, Inc.....................   154,817   6,121,464
      AMETEK, Inc......................................    86,524   6,731,567
  #   AO Smith Corp....................................    53,050   3,158,066
      Arconic, Inc.....................................   156,496   3,394,398
      Boeing Co. (The).................................   202,962  72,315,361
      Caterpillar, Inc.................................   221,597  31,865,649
      CH Robinson Worldwide, Inc.......................    51,542   4,753,719
      Cintas Corp......................................    32,250   6,594,480
  *   Copart, Inc......................................    74,896   4,298,281
      CSX Corp.........................................   324,765  22,954,390
      Cummins, Inc.....................................    57,628   8,229,855
      Deere & Co.......................................   120,458  17,441,114
      Delta Air Lines, Inc.............................   238,789  12,994,897
  #   Dover Corp.......................................    57,481   4,769,773
      Eaton Corp. P.L.C................................   161,436  13,426,632
      Emerson Electric Co..............................   233,338  16,865,671
      Equifax, Inc.....................................    44,439   5,577,094
      Expeditors International of Washington, Inc......    64,596   4,920,277
  #   Fastenal Co......................................   105,839   6,025,414
      FedEx Corp.......................................    91,245  22,434,408
  #   Flowserve Corp...................................    49,468   2,192,916
      Fluor Corp.......................................    51,525   2,640,656
      Fortive Corp.....................................   114,301   9,381,826
      Fortune Brands Home & Security, Inc..............    53,320   3,092,560
      General Dynamics Corp............................   102,549  20,485,188
      General Electric Co.............................. 3,218,979  43,874,684
      Harris Corp......................................    44,266   7,301,677
      Honeywell International, Inc.....................   276,829  44,195,750
      Huntington Ingalls Industries, Inc...............    16,432   3,829,478
  *   IHS Markit, Ltd..................................   131,060   6,950,112
      Illinois Tool Works, Inc.........................   113,012  16,198,010
      Ingersoll-Rand P.L.C.............................    91,945   9,057,502
      Jacobs Engineering Group, Inc....................    45,131   3,052,210
      JB Hunt Transport Services, Inc..................    32,117   3,850,828
      Johnson Controls International P.L.C.............   344,687  12,929,209
      Kansas City Southern.............................    38,404   4,465,233
      L3 Technologies, Inc.............................    28,982   6,214,900
      Lockheed Martin Corp.............................    92,093  30,031,527
      Masco Corp.......................................   114,171   4,604,516
      Nielsen Holdings P.L.C...........................   122,921   2,896,019
      Norfolk Southern Corp............................   104,520  17,663,880
      Northrop Grumman Corp............................    64,775  19,464,240
      PACCAR, Inc......................................   129,950   8,540,314
      Parker-Hannifin Corp.............................    49,564   8,378,794
      Pentair P.L.C....................................    60,862   2,717,488
  *   Quanta Services, Inc.............................    54,838   1,868,331
      Raytheon Co......................................   106,542  21,098,512
      Republic Services, Inc...........................    82,470   5,977,426
      Robert Half International, Inc...................    46,497   3,522,613
      Rockwell Automation, Inc.........................    46,767   8,771,619
      Rockwell Collins, Inc............................    60,834   8,455,318
      Roper Technologies, Inc..........................    38,176  11,525,334
  #   Snap-on, Inc.....................................    21,209   3,596,834
      Southwest Airlines Co............................   196,966  11,455,543
      Stanley Black & Decker, Inc......................    57,012   8,521,584
  *   Stericycle, Inc..................................    32,136   2,245,021

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
 INDUSTRIALS -- (Continued)
      Textron, Inc.....................................    94,542 $  6,454,382
 #    TransDigm Group, Inc.............................    17,939    6,736,812
      Union Pacific Corp...............................   287,447   43,085,431
 *    United Continental Holdings, Inc.................    87,023    6,996,649
      United Parcel Service, Inc., Class B.............   255,566   30,639,808
 *    United Rentals, Inc..............................    31,300    4,657,440
      United Technologies Corp.........................   275,763   37,432,070
 *    Verisk Analytics, Inc............................    57,514    6,362,199
      Waste Management, Inc............................   147,671   13,290,390
 #    WW Grainger, Inc.................................    18,859    6,535,775
      Xylem, Inc.......................................    67,012    5,130,439
                                                                  ------------
 TOTAL INDUSTRIALS.....................................            875,686,822
                                                                  ------------
 INFORMATION TECHNOLOGY -- (25.1%)
      Accenture P.L.C., Class A........................   238,342   37,975,031
      Activision Blizzard, Inc.........................   282,372   20,731,752
 *    Adobe Systems, Inc...............................   182,520   44,658,994
 # *  Advanced Micro Devices, Inc......................   306,733    5,622,416
 *    Akamai Technologies, Inc.........................    63,862    4,806,254
      Alliance Data Systems Corp.......................    17,877    4,020,180
 *    Alphabet, Inc., Class A..........................   110,689  135,839,755
 *    Alphabet, Inc., Class C..........................   112,517  136,962,443
      Amphenol Corp., Class A..........................   112,099   10,482,377
      Analog Devices, Inc..............................   136,954   13,166,758
 *    ANSYS, Inc.......................................    31,044    5,242,711
      Apple, Inc....................................... 1,821,659  346,643,491
      Applied Materials, Inc...........................   374,391   18,206,634
 *    Autodesk, Inc....................................    81,312   10,443,713
      Automatic Data Processing, Inc...................   163,584   22,082,204
      Broadcom, Inc....................................   148,791   32,997,380
      Broadridge Financial Solutions, Inc..............    43,542    4,919,375
      CA, Inc..........................................   114,612    5,066,997
 *    Cadence Design Systems, Inc......................   103,571    4,566,445
      Cisco Systems, Inc............................... 1,742,992   73,711,132
 *    Citrix Systems, Inc..............................    47,953    5,273,391
      Cognizant Technology Solutions Corp., Class A....   216,816   17,670,504
      Corning, Inc.....................................   306,607   10,173,220
      DXC Technology Co................................   105,583    8,947,103
 *    eBay, Inc........................................   341,336   11,417,689
 *    Electronic Arts, Inc.............................   113,499   14,612,996
 *    F5 Networks, Inc.................................    22,642    3,880,386
 *    Facebook, Inc., Class A..........................   888,977  153,419,651
      Fidelity National Information Services, Inc......   122,417   12,624,865
 *    Fiserv, Inc......................................   151,467   11,432,729
 *    FleetCor Technologies, Inc.......................    33,097    7,182,049
      FLIR Systems, Inc................................    50,010    2,930,586
 # *  Gartner, Inc.....................................    34,140    4,623,580
      Global Payments, Inc.............................    58,793    6,618,328
      Hewlett Packard Enterprise Co....................   563,847    8,705,798
      HP, Inc..........................................   607,542   14,022,069
      Intel Corp....................................... 1,727,099   83,073,462
      International Business Machines Corp.............   316,404   45,856,432
      Intuit, Inc......................................    90,551   18,494,136
 # *  IPG Photonics Corp...............................    13,738    2,253,582
      Juniper Networks, Inc............................   128,925    3,395,885
      KLA-Tencor Corp..................................    58,090    6,820,928
 #    Lam Research Corp................................    60,574   11,547,827
      Mastercard, Inc., Class A........................   339,814   67,283,172
 #    Microchip Technology, Inc........................    87,194    8,146,535

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
 INFORMATION TECHNOLOGY -- (Continued)
 *   Micron Technology, Inc...........................   430,124 $   22,706,246
     Microsoft Corp................................... 2,847,563    302,069,483
     Motorola Solutions, Inc..........................    59,706      7,242,338
     NetApp, Inc......................................    99,666      7,726,108
     NVIDIA Corp......................................   224,968     55,085,664
     Oracle Corp...................................... 1,104,487     52,661,940
     Paychex, Inc.....................................   118,895      8,206,133
 *   PayPal Holdings, Inc.............................   413,668     33,978,690
 *   Qorvo, Inc.......................................    47,110      3,851,714
     QUALCOMM, Inc....................................   549,493     35,217,006
 *   Red Hat, Inc.....................................    65,782      9,290,392
 *   salesforce.com, Inc..............................   261,412     35,852,656
 #   Seagate Technology P.L.C.........................   105,998      5,577,615
     Skyworks Solutions, Inc..........................    67,233      6,358,897
     Symantec Corp....................................   232,325      4,697,612
 *   Synopsys, Inc....................................    54,832      4,903,626
 *   Take-Two Interactive Software, Inc...............    42,414      4,793,630
     TE Connectivity, Ltd.............................   129,242     12,093,174
     Texas Instruments, Inc...........................   362,809     40,387,898
     Total System Services, Inc.......................    61,804      5,657,538
 *   Twitter, Inc.....................................   241,793      7,705,943
 *   VeriSign, Inc....................................    35,921      5,216,807
 #   Visa, Inc., Class A..............................   661,992     90,520,786
     Western Digital Corp.............................   111,206      7,801,101
 #   Western Union Co. (The)..........................   171,434      3,456,109
     Xerox Corp.......................................    79,678      2,069,238
     Xilinx, Inc......................................    93,947      6,770,760
                                                                 --------------
 TOTAL INFORMATION TECHNOLOGY.........................            2,260,452,049
                                                                 --------------
 MATERIALS -- (2.6%)
     Air Products & Chemicals, Inc....................    81,338     13,353,259
 #   Albemarle Corp...................................    41,048      3,866,722
     Avery Dennison Corp..............................    33,038      3,788,798
 #   Ball Corp........................................   130,567      5,088,196
     CF Industries Holdings, Inc......................    86,236      3,830,603
     DowDuPont, Inc...................................   860,135     59,151,484
     Eastman Chemical Co..............................    52,429      5,432,693
     Ecolab, Inc......................................    96,397     13,563,058
     FMC Corp.........................................    49,941      4,488,697
     Freeport-McMoRan, Inc............................   500,012      8,250,198
     International Flavors & Fragrances, Inc..........    29,094      3,862,519
     International Paper Co...........................   152,904      8,215,532
     LyondellBasell Industries NV, Class A............   118,920     13,175,147
 #   Martin Marietta Materials, Inc...................    23,244      4,635,318
     Mosaic Co. (The).................................   130,923      3,942,092
     Newmont Mining Corp..............................   197,054      7,227,941
     Nucor Corp.......................................   118,050      7,901,086
     Packaging Corp. of America.......................    34,827      3,931,968
     PPG Industries, Inc..............................    92,063     10,187,692
     Praxair, Inc.....................................   106,774     17,884,645
 #   Sealed Air Corp..................................    60,739      2,676,768
     Sherwin-Williams Co. (The).......................    30,427     13,410,092
 #   Vulcan Materials Co..............................    49,093      5,498,416
     WestRock Co......................................    95,799      5,554,426
                                                                 --------------
 TOTAL MATERIALS......................................              228,917,350
                                                                 --------------
 REAL ESTATE -- (2.7%)
 #   Alexandria Real Estate Equities, Inc.............    38,253      4,874,962

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
  REAL ESTATE -- (Continued)
      American Tower Corp..............................   163,769 $ 24,277,117
      Apartment Investment & Management Co., Class A...    58,595    2,499,077
      AvalonBay Communities, Inc.......................    51,359    9,082,839
      Boston Properties, Inc...........................    57,023    7,158,097
  *   CBRE Group, Inc., Class A........................   111,391    5,547,272
      Crown Castle International Corp..................   153,501   17,012,516
      Digital Realty Trust, Inc........................    76,541    9,293,608
      Duke Realty Corp.................................   131,695    3,834,958
      Equinix, Inc.....................................    29,473   12,946,899
      Equity Residential...............................   137,121    8,971,827
      Essex Property Trust, Inc........................    24,298    5,842,454
      Extra Space Storage, Inc.........................    47,089    4,424,953
      Federal Realty Investment Trust..................    27,485    3,449,367
      GGP, Inc.........................................   235,269    5,015,935
      HCP, Inc.........................................   175,765    4,552,313
      Host Hotels & Resorts, Inc.......................   276,650    5,793,051
  #   Iron Mountain, Inc...............................   104,981    3,685,883
  #   Kimco Realty Corp................................   158,858    2,651,340
  #   Macerich Co. (The)...............................    40,983    2,420,456
      Mid-America Apartment Communities, Inc...........    41,761    4,208,674
      Prologis, Inc....................................   197,801   12,979,702
      Public Storage...................................    55,482   12,085,644
  #   Realty Income Corp...............................   104,548    5,830,642
      Regency Centers Corp.............................    54,706    3,480,943
  *   SBA Communications Corp..........................    42,820    6,776,265
      Simon Property Group, Inc........................   114,778   20,225,031
  #   SL Green Realty Corp.............................    32,550    3,356,231
      UDR, Inc.........................................    97,897    3,767,077
      Ventas, Inc......................................   131,536    7,416,000
      Vornado Realty Trust.............................    63,696    4,581,016
  #   Welltower, Inc...................................   137,355    8,598,423
      Weyerhaeuser Co..................................   279,528    9,554,267
                                                                  ------------
  TOTAL REAL ESTATE....................................            246,194,839
                                                                  ------------
  TELECOMMUNICATIONS SERVICES -- (1.9%)
      AT&T, Inc........................................ 2,691,327   86,041,724
  #   CenturyLink, Inc.................................   362,512    6,804,350
      Verizon Communications, Inc...................... 1,531,373   79,080,102
                                                                  ------------
  TOTAL TELECOMMUNICATIONS SERVICES....................            171,926,176
                                                                  ------------
  UTILITIES -- (2.9%)
      AES Corp.........................................   243,780    3,256,901
      Alliant Energy Corp..............................    86,011    3,695,893
      Ameren Corp......................................    90,729    5,630,642
      American Electric Power Co., Inc.................   181,985   12,946,413
      American Water Works Co., Inc....................    66,414    5,861,036
      CenterPoint Energy, Inc..........................   160,332    4,566,255
      CMS Energy Corp..................................   105,361    5,093,151
      Consolidated Edison, Inc.........................   115,512    9,117,362
  #   Dominion Energy, Inc.............................   242,562   17,394,121
      DTE Energy Co....................................    67,013    7,273,591
      Duke Energy Corp.................................   260,074   21,227,240
      Edison International.............................   120,981    8,060,964
      Entergy Corp.....................................    66,896    5,437,307
      Evergy, Inc......................................   101,247    5,678,944
      Eversource Energy................................   117,857    7,156,277
      Exelon Corp......................................   358,789   15,248,532
  #   FirstEnergy Corp.................................   167,013    5,917,271

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
 UTILITIES -- (Continued)
        NextEra Energy, Inc..........................    174,725 $   29,273,426
        NiSource, Inc................................    126,623      3,314,990
        NRG Energy, Inc..............................    111,693      3,537,317
        PG&E Corp....................................    191,255      8,239,265
        Pinnacle West Capital Corp...................     40,907      3,290,150
 #      PPL Corp.....................................    259,312      7,460,406
        Public Service Enterprise Group, Inc.........    186,669      9,624,654
        SCANA Corp...................................     52,044      2,081,240
 #      Sempra Energy................................     97,533     11,273,839
 #      Southern Co. (The)...........................    375,638     18,256,007
 #      WEC Energy Group, Inc........................    117,075      7,770,268
        Xcel Energy, Inc.............................    189,257      8,868,583
                                                                 --------------
 TOTAL UTILITIES.....................................               256,552,045
                                                                 --------------
 TOTAL COMMON STOCKS.................................             8,842,575,823
                                                                 --------------
 TEMPORARY CASH INVESTMENTS -- (0.2%)
        State Street Institutional U.S. Government
          Money Market Fund, 1.830%.................. 15,417,537     15,417,538
                                                                 --------------
 SECURITIES LENDING COLLATERAL -- (1.5%)
 @ (S)  DFA Short Term Investment Fund............... 11,603,876    134,268,446
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,909,008,270)^^.........................              $8,992,261,807
                                                                 ==============

 P.L.C.  Public Limited Company
 +       See Security Valuation Note within the Notes to Schedules of
         Investments.
 *       Non-Income Producing Securities.
 #       Total or Partial Securities on Loan.
 @       Security purchased with cash proceeds from Securities on Loan.
 (S)     Affiliated Fund.
 ^^      See Federal Tax Cost Note within the Notes to Schedules of
         Investments.

At July 31, 2018, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                             UNREALIZED
                             NUMBER OF EXPIRATION  NOTIONAL                 APPRECIATION
DESCRIPTION                  CONTRACTS    DATE      VALUE     MARKET VALUE (DEPRECIATION)
-----------                  --------- ---------- ----------- ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index......    155     09/21/18  $21,665,383 $21,832,525     $167,142
                                                  ----------- -----------     --------
TOTAL FUTURES CONTRACTS.....                      $21,665,383 $21,832,525     $167,142
                                                  =========== ===========     ========

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ---------------------------------------------
                                      LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                   -------------- ------- ------- --------------
Common Stocks.....................
   Consumer Discretionary......... $1,121,771,569   --      --    $1,121,771,569
   Consumer Staples...............    608,416,548   --      --       608,416,548
   Energy.........................    550,477,771   --      --       550,477,771
   Financials.....................  1,242,664,464   --      --     1,242,664,464
   Healthcare.....................  1,279,516,190   --      --     1,279,516,190
   Industrials....................    875,686,822   --      --       875,686,822
   Information Technology.........  2,260,452,049   --      --     2,260,452,049

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------------
                                      LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                   -------------- ------------ ------- --------------
   Materials...................... $  228,917,350           --   --    $  228,917,350
   Real Estate....................    246,194,839           --   --       246,194,839
   Telecommunications Services....    171,926,176           --   --       171,926,176
   Utilities......................    256,552,045           --   --       256,552,045
Temporary Cash Investments........     15,417,538           --   --        15,417,538
Securities Lending Collateral.....             -- $134,268,446   --       134,268,446
Futures Contracts**...............        167,142           --   --           167,142
                                   -------------- ------------   --    --------------
TOTAL............................. $8,858,160,503 $134,268,446   --    $8,992,428,949
                                   ============== ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                       U.S. LARGE CAP VALUE PORTFOLIO II

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company........................................ $182,246,580
                                                                   ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^............ $182,246,580
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company...................................... $4,014,601,536
                                                                 --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^.......... $4,014,601,536
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                    VALUE+
                                                                ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.....................................  10,268,557,025
                                                                ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^......... $10,268,557,025
                                                                ===============

Summary of the Portfolio's Master Fund's investments as of July 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company...................................... $2,626,295,258
                                                                 --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^.......... $2,626,295,258
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
  The DFA Investment Trust Company.............................. $1,935,400,528
                                                                 --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^.......... $1,935,400,528
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         EMERGING MARKETS PORTFOLIO II

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Series of The DFA Investment
  Trust Company.................................................... $78,320,139
                                                                    -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^............. $78,320,139
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
AGENCY OBLIGATIONS -- (8.8%)
Federal Home Loan Bank
    2.125%, 02/11/20........................................   250  $   247,941
    1.875%, 03/13/20........................................   250      246,768
    4.125%, 03/13/20........................................ 3,600    3,678,656
    2.375%, 03/30/20........................................   450      447,659
    2.625%, 05/28/20........................................ 2,250    2,247,219
Federal Home Loan Mortgage Corp.
    1.375%, 05/01/20........................................ 2,500    2,444,167
Federal National Mortgage Association
    1.000%,10/24/19......................................... 1,000      980,612
                                                                    -----------
TOTAL AGENCY OBLIGATIONS...........................................  10,293,022
                                                                    -----------
BONDS -- (79.4%)
African Development Bank
    1.375%, 02/12/20........................................   750      734,547
    1.875%, 03/16/20........................................ 2,500    2,464,863
Agence Francaise de Developpement
    1.375%, 08/02/19........................................   600      591,821
    1.625%, 01/21/20........................................ 1,934    1,898,799
Alberta, Province of Canada
    1.900%, 12/06/19........................................ 3,200    3,161,895
ANZ New Zealand International Ltd.
    2.600%, 09/23/19........................................   700      696,533
Apple, Inc.
    1.500%, 09/12/19........................................ 1,150    1,136,099
    1.900%, 02/07/20........................................ 1,054    1,040,068
Asian Development Bank
    1.625%, 05/05/20........................................ 3,450    3,381,365
Australia & New Zealand Banking Group, Ltd.
    1.600%, 07/15/19........................................   750      742,480
W   2.250%, 12/19/19........................................   400      396,048
Bank Nederlandse Gemeenten NV
    1.625%, 11/25/19........................................   250      246,366
W   2.500%, 02/28/20........................................ 1,850    1,840,321
    2.500%, 02/28/20........................................   700      696,338
    1.750%, 03/24/20........................................   350      343,786
Berkshire Hathaway, Inc.
    2.100%, 08/14/19........................................   469      466,529
Caisse d'Amortissement de la Dette Sociale
    1.750%, 09/24/19........................................ 1,000      988,631
    2.000%, 04/17/20........................................   250      246,330
Chevron Corp.
    1.991%, 03/03/20........................................ 2,750    2,715,273
Cisco Systems, Inc.
    4.450%, 01/15/20........................................   250      255,819
Commonwealth Bank of Australia
    2.250%, 03/13/19........................................   476      475,214
Cooperatieve Rabobank UA
W   4.750%, 01/15/20........................................   500      511,063
Council Of Europe Development Bank
    1.750%, 11/14/19........................................   500      493,952
    1.875%, 01/27/20........................................   750      740,575
    1.625%, 03/10/20........................................ 1,381    1,356,260
Dexia Credit Local SA
    2.250%, 01/30/19........................................   600      598,609
Equinor ASA
    2.250%, 11/08/19........................................ 2,463    2,443,160
Erste Abwicklungsanstalt
    2.500%, 03/13/20........................................   600      596,176
EUROFIMA
    1.750%, 05/29/20........................................   990      970,176
European Bank for Reconstruction & Development
    1.750%, 11/26/19........................................   748      738,925
European Investment Bank
    1.625%, 03/16/20........................................   819      804,360
    1.750%, 05/15/20........................................ 2,650    2,603,337
Export Development Canada
W   2.300%, 02/10/20........................................ 1,000      992,961
FMS Wertmanagement
    1.750%, 05/15/20........................................   600      588,972
International Bank for
Reconstruction & Development
    1.875%, 10/07/19........................................ 1,700    1,684,899
Kommunalbanken A.S.
W   2.500%, 04/17/20........................................   250      248,754
    2.500%, 04/17/20........................................   750      746,250
Kommunekredit
    1.125%, 08/23/19........................................ 1,000      983,536
    1.750%, 01/10/20........................................   500      492,733
    1.625%, 06/12/20........................................   692      676,555
Kommuninvest I Sverige AB
    1.125%, 09/17/19........................................   600      589,538
    2.000%, 11/12/19........................................   250      247,666
    1.750%, 03/19/20........................................   500      491,452
Kreditanstalt fuer Wiederaufbau
    1.250%, 09/30/19........................................   750      738,130
    4.000%, 01/27/20........................................   250      254,558
    1.750%, 03/31/20........................................ 1,000      983,554
    1.500%, 04/20/20........................................   800      783,077
    1.625%, 05/29/20........................................   352      344,753

DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)       VALUE+
                                                         --------- ------------
       1.875%, 06/30/20.................................       250 $    245,728
 Manitoba, Province of Canada
       1.750%, 05/30/19.................................     1,700    1,686,147
 Merck & Co., Inc.
       1.850%, 02/10/20.................................     1,989    1,959,000
 Municipality Finance P.L.C.
       1.500%, 03/23/20.................................       968      947,151
 National Australia Bank, Ltd.
       2.250%, 07/01/19.................................     1,250    1,244,357
       2.250%, 01/10/20.................................       500      494,020
 Nederlandse Waterschapsbank NV
 W     1.750%, 09/05/19.................................       200      197,853
 W     1.250%, 09/09/19.................................       450      442,768
       1.625%, 03/04/20.................................       500      490,686
 Nestle Holdings, Inc.
       2.125%, 01/14/20.................................     1,219    1,208,103
 Nordea Bank AB
 W     1.625%, 09/30/19.................................       500      491,493
 Nordic Investment Bank
       2.500%, 04/28/20.................................     2,550    2,537,286
 Novartis Capital Corp.
       1.800%, 02/14/20.................................     2,335    2,298,249
       4.400%, 04/24/20.................................       464      475,473
 NRW Bank
       1.250%, 07/29/19.................................       250      246,440
 Ontario, Province of Canada
       1.875%, 05/21/20.................................       750      736,028
 Oracle Corp.
       2.250%, 10/08/19.................................     1,250    1,243,887
 Procter & Gamble Co. (The)
       1.750%, 10/25/19.................................       500      493,509
 Province of Ontario Canada
       4.400%, 04/14/20.................................     2,350    2,407,473
 Quebec, Province of Canada
       3.500%, 07/29/20.................................       471      476,180
 Royal Bank of Canada
       1.625%, 04/15/19.................................       842      836,225
 Shell International Finance BV
       1.375%, 09/12/19.................................       200      196,898
       4.300%, 09/22/19.................................       500      508,256
       4.375%, 03/25/20.................................     1,446    1,480,576
       2.125%, 05/11/20.................................     1,111    1,096,703
 State of North Rhine-Westphalia Germany
       1.875%, 06/17/19.................................       400      397,316
       1.250%, 09/16/19.................................       200      196,728
       1.625%, 01/22/20.................................     1,500    1,473,703
 Svensk Exportkredit AB
       1.875%, 06/17/19.................................     1,200    1,192,156
       1.750%, 05/18/20.................................     1,000      980,871
       1.875%, 06/23/20.................................       500      490,897
 Svenska Handelsbanken AB
       2.500%, 01/25/19.................................     1,616    1,614,251
 Toronto-Dominion Bank (The)
       1.900%, 10/24/19.................................     1,000      988,314
       3.000%, 06/11/20.................................     2,089    2,085,691
 Total Capital International SA
       2.100%, 06/19/19.................................       950      945,817
 Total Capital SA
       4.450%, 06/24/20.................................     1,999    2,051,097
 Toyota Motor Credit Corp.
       2.200%, 01/10/20.................................     1,854    1,833,442
       2.150%, 03/12/20.................................     1,263    1,246,770
 Walmart Inc
       1.750%, 10/09/19.................................     2,000    1,977,987
 Walmart, Inc.
       2.850%, 06/23/20.................................     1,190    1,191,575
 Westpac Banking Corp.
       2.250%, 01/17/19.................................     2,334    2,331,857
                                                                   ------------
 TOTAL BONDS............................................             92,662,067
                                                                   ------------
 U.S. TREASURY OBLIGATIONS -- (10.7%)
 U.S. Treasury Notes
       1.500%, 10/31/19.................................     2,600    2,566,485
       1.000%, 11/15/19.................................       250      245,117
       1.500%, 11/30/19.................................     1,250    1,232,666
       1.375%, 12/15/19.................................       250      245,947
       1.375%, 01/15/20.................................     2,250    2,210,977
       1.250%, 01/31/20.................................     2,250    2,205,703
       1.250%, 02/29/20.................................     1,100    1,076,754
       1.375%, 03/31/20.................................       200      195,891
       1.500%, 04/15/20.................................     1,100    1,079,074
       1.125%, 04/30/20.................................     1,500    1,461,152
                                                                   ------------
 TOTAL U.S. TREASURY OBLIGATIONS..................................   12,519,766
                                                                   ------------
 TOTAL INVESTMENT SECURITIES......................................  115,474,855
                                                                   ------------

                                                          SHARES
                                                         ---------
 TEMPORARY CASH INVESTMENTS -- (1.1%)
       State Street Institutional U.S. Government Money
       Market Fund, 1.830%                               1,269,406    1,269,406
                                                                   ------------
 SECURITIES LENDING COLLATERAL -- (0.0%)
 @(S)  DFA Short Term Investment Fund...................        17          202
                                                                   ------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $117,237,577)^^................................           $116,744,463
                                                                   ============

DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     --------------------------------------------
                                      LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                     ---------- ------------ ------- ------------
Agency Obligations..................         -- $ 10,293,022   --    $ 10,293,022
Bonds...............................         --   92,662,067   --      92,662,067
U.S. Treasury Obligations...........         --   12,519,766   --      12,519,766
Temporary Cash Investments.......... $1,269,406           --   --       1,269,406
Securities Lending Collateral.......         --          202   --             202
                                     ---------- ------------   --    ------------
TOTAL............................... $1,269,406 $115,475,057   --    $116,744,463
                                     ========== ============   ==    ============

                       DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT     VALUE+
                                                           ------- ------------
                                                           (000)
                                                           -------
 AGENCY OBLIGATIONS -- (44.3%)............................
 Federal Home Loan Bank...................................
    2.375%, 12/13/19......................................   2,000 $  1,993,220
    2.125%, 02/11/20......................................   8,350    8,281,221
    1.875%, 03/13/20......................................  10,000    9,870,730
    4.125%, 03/13/20......................................  14,250   14,561,348
    2.375%, 03/30/20......................................  14,200   14,126,118
                                                                   ------------
 TOTAL AGENCY OBLIGATIONS.................................           48,832,637
                                                                   ------------
 U.S. TREASURY OBLIGATIONS -- (55.3%).....................
 U.S. Treasury Notes......................................
    1.250%, 01/31/20......................................  12,800   12,548,000
    1.375%, 02/15/20......................................  10,250   10,058,213
    1.250%, 02/29/20......................................  14,900   14,585,121
    1.625%, 03/15/20......................................   5,000    4,920,312
    1.375%, 03/31/20......................................   5,000    4,897,266
    1.500%, 04/15/20......................................  12,100   11,869,816
    1.500%, 05/15/20......................................   2,000    1,959,844
                                                                   ------------
 TOTAL U.S. TREASURY OBLIGATIONS..........................           60,838,572
                                                                   ------------
 TOTAL INVESTMENT SECURITIES..............................          109,671,209
                                                                   ------------
                                                           SHARES
                                                           -------
 TEMPORARY CASH INVESTMENTS -- (0.4%).....................
    State Street Institutional U.S. Government Money
      Market Fund, 1.830%................................. 447,300      447,300
                                                                   ------------
 TOTAL INVESTMENTS -- (100.0%) (Cost $110,642,793)^^......         $110,118,509
                                                                   ============

Summary of the Portfolio's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                     LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                     -------- ------------ ------- ------------
Agency Obligations..................       -- $ 48,832,637   --    $ 48,832,637
U.S. Treasury Obligations...........       --   60,838,572   --      60,838,572
Temporary Cash Investments.......... $447,300           --   --         447,300
                                     -------- ------------   --    ------------
TOTAL............................... $447,300 $109,671,209   --    $110,118,509
                                     ======== ============   ==    ============

                            GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                       SHARES        VALUE+
                                                     ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%).........
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc................... 160,100,637 $3,618,274,401
Investment in International Core Equity Portfolio
  of DFA Investment Dimensions Group Inc............ 113,199,247  1,609,693,300
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc...................  49,961,196  1,202,565,993
Investment in Emerging Markets Core Equity
  Portfolio of DFA Investment Dimensions Group Inc.. 24,559,429 536,377,920 Investment in DFA Real Estate Securities Portfolio
  of DFA Investment Dimensions Group Inc............   4,915,993    174,075,299
                                                                 --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
  COMPANIES (Cost $4,597,408,787)...................             $7,140,986,913
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.0%)................
State Street Institutional U.S. Government Money
  Market Fund, 1.830% (Cost $1,404,833).............   1,404,833      1,404,833
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,598,813,620)^^...........................             $7,142,391,746
                                                                 ==============

Summary of the Global Fund's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------------
                                        LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                     -------------- ------- ------- --------------
Affiliated Investment Companies..... $7,140,986,913   --      --    $7,140,986,913
Temporary Cash Investments..........      1,404,833   --      --         1,404,833
                                     --------------   --      --    --------------
TOTAL............................... $7,142,391,746   --      --    $7,142,391,746
                                     ==============   ==      ==    ==============

                       GLOBAL ALLOCATION 60/40 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                      ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)...........
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc.................... 57,127,415 $1,291,079,572
Investment in DFA Selectively Hedged Global Fixed
  Income Portfolio of DFA Investment Dimensions
  Group Inc.......................................... 66,408,357    634,863,889
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................ 40,446,068    575,143,091
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.................... 17,839,548    429,397,926
Investment in DFA Short-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc... 39,579,220 422,706,071 Investment in DFA Intermediate-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc... 20,563,012 211,593,391 Investment in DFA Five-Year Global Fixed Income
  Portfolio of DFA Investment Dimensions Group Inc... 19,386,705 211,121,217 Investment in Emerging Markets Core Equity Portfolio
  of DFA Investment Dimensions Group Inc.............  8,657,564    189,081,208
Investment in DFA Inflation-Protected Securities
  Portfolio of DFA Investment Dimensions Group Inc... 9,165,012 105,580,932 Investment in DFA World ex U.S. Government Fixed
  Income Portfolio of DFA Investment Dimensions
  Group Inc.......................................... 10,132,652    105,278,254
Investment in DFA Real Estate Securities Portfolio
  of DFA Investment Dimensions Group Inc.............  1,741,701     61,673,638
                                                                 --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
  COMPANIES (Cost $3,310,033,465)....................            $4,237,519,189
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.1%).................
State Street Institutional U.S. Government Money
  Market Fund, 1.830% (Cost $4,173,556)..............  4,173,555      4,173,556
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)........................
  (Cost $3,314,207,021)^^............................            $4,241,692,745
                                                                 ==============

Summary of the Global Fund's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------------
                                        LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                     -------------- ------- ------- --------------
Affiliated Investment Companies..... $4,237,519,189   --      --    $4,237,519,189
Temporary Cash Investments..........      4,173,556   --      --         4,173,556
                                     --------------   --      --    --------------
TOTAL............................... $4,241,692,745   --      --    $4,241,692,745
                                     ==============   ==      ==    ==============

                       GLOBAL ALLOCATION 25/75 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                        ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)............
Investment in DFA Short-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc..... 24,356,321 $260,125,512
Investment in DFA Two-Year Global Fixed Income
  Portfolio of DFA Investment Dimensions Group Inc..... 26,206,589  259,969,362
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc......................  4,883,748  110,372,694
Investment in DFA Inflation-Protected Securities
  Portfolio of DFA Investment Dimensions Group Inc.....  8,264,180   95,203,355
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc..................  3,457,833   49,170,384
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc......................  1,526,559   36,744,278
Investment in DFA World ex U.S. Government Fixed
  Income Portfolio of DFA Investment Dimensions Group
  Inc..................................................  3,308,894   34,379,407
Investment in Emerging Markets Core Equity Portfolio
  of DFA Investment Dimensions Group Inc...............    745,249   16,276,229
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc..................    148,539    5,259,770
                                                                   ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
  COMPANIES (Cost $764,779,153)........................            $867,500,991
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.0%)...................
State Street Institutional U.S. Government Money
  Market Fund, 1.830%
  (Cost $129,814)......................................    129,814      129,814
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $764,908,967)^^....            $867,630,805
                                                                   ============

Summary of the Global Fund's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
 Affiliated Investment Companies..... $867,500,991   --      --    $867,500,991
 Temporary Cash Investments..........      129,814   --      --         129,814
                                      ------------   --      --    ------------
 TOTAL............................... $867,630,805   --      --    $867,630,805
                                      ============   ==      ==    ============

ORGANIZATION

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2018, the Fund consisted of twelve portfolios (the "Portfolios"), of which three are "Stand-alone Funds", six are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds".

SECURITY VALUATION

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1--inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3--significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

The Feeder Funds primarily invest in a corresponding series of The DFA Investment Trust Company (each, a "Master Fund"). Each Feeder Fund's investment reflects its proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

Shares of investment companies ("Underlying Funds") held by Global Equity Portfolio, Global Allocation 60/40 Portfolio, and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") and the shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Underlying Funds are treated as regulated investment companies. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities held by DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 in the hierarchy.

Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund.

These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended July 31, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Portfolios:

1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At July 31, 2018, the total cost of securities for federal income tax purposes was:

                                                            FEDERAL
                                                            TAX COST
                                                           ----------
           U.S. Large Company Portfolio................... $4,080,251
           U.S. Large Cap Value Portfolio II..............    102,222
           U.S. Large Cap Value Portfolio III.............  2,511,068
           DFA International Value Portfolio..............  9,057,802
           DFA International Value Portfolio III..........  2,285,273
           Tax-Managed U.S. Marketwide Value Portfolio II.    992,253
           Emerging Markets Portfolio II..................      3,057
           DFA Two-Year Fixed Income Portfolio............    117,238
           DFA Two-Year Government Portfolio..............    110,643
           Global Equity Portfolio........................  4,739,543
           Global Allocation 60/40 Portfolio.............. $3,342,848
           Global Allocation 25/75 Portfolio..............    772,255

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

OTHER

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending.

On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; that request is pending.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                        ---------- ------------
 COMMON STOCKS -- (97.2%)
 CONSUMER DISCRETIONARY -- (10.8%)
 #    Adient P.L.C.....................................    324,454 $ 15,453,744
      Advance Auto Parts, Inc..........................    223,591   31,577,757
 #    Altice USA, Inc., Class A........................    416,932    7,142,045
 #    Autoliv, Inc.....................................    418,017   42,830,022
 # *  AutoNation, Inc..................................    447,116   21,698,539
      BorgWarner, Inc..................................  1,060,592   48,808,444
      Carnival Corp....................................  1,281,250   75,901,250
 #    CBS Corp., Class A...............................      2,065      112,542
 *    Charter Communications, Inc., Class A............    962,932  293,289,829
      Comcast Corp., Class A........................... 21,576,111  771,993,252
 *    Discovery, Inc., Class C.........................  1,018,044   24,992,980
 # *  Discovery, Inc., Class A.........................    999,484   26,566,285
 *    Dollar Tree, Inc.................................    369,860   33,760,821
      DR Horton, Inc...................................  3,044,785  133,057,104
      Foot Locker, Inc.................................    250,518   12,227,784
      Ford Motor Co.................................... 16,051,999  161,162,070
 #    Garmin, Ltd......................................    500,536   31,258,473
 *    GCI Liberty, Inc., Class A.......................     59,566    2,865,720
      General Motors Co................................  6,055,833  229,576,629
      Gentex Corp......................................  1,372,544   31,843,021
      Goodyear Tire & Rubber Co. (The).................  1,549,233   37,506,931
      Hyatt Hotels Corp., Class A......................    139,548   10,916,840
 #    International Game Technology P.L.C..............     11,477      290,139
 #    Kohl's Corp......................................  1,636,864  120,915,144
      Lear Corp........................................    334,120   60,185,036
      Lennar Corp., Class A............................  1,163,622   60,822,522
      Lennar Corp., Class B............................     37,985    1,640,952
 # *  Liberty Broadband Corp., Class C.................    172,660   13,721,290
 # *  Liberty Broadband Corp., Class A.................     27,366    2,171,218
 # *  Liberty Media Corp.-Liberty Braves, Class C......     24,606      634,097
 # *  Liberty Media Corp.-Liberty Braves, Class A......     13,703      352,167
 # *  Liberty Media Corp.-Liberty Formula One, Class C.     78,562    2,769,310
 # *  Liberty Media Corp.-Liberty Formula One, Class A.     39,281    1,316,306
 *    Liberty Media Corp.-Liberty SiriusXM, Class C....    314,252   14,842,122
 *    Liberty Media Corp.-Liberty SiriusXM, Class A....    157,126    7,406,920
 *    LKQ Corp.........................................  1,167,836   39,145,863
 #    Macy's, Inc......................................  2,069,880   82,236,332
 *    Madison Square Garden Co. (The), Class A.........     12,058    3,764,266
      MGM Resorts International........................  2,471,336   77,525,810
 *    Mohawk Industries, Inc...........................    582,542  109,727,611
 #    Newell Brands, Inc...............................    686,895   17,989,780
      News Corp., Class A..............................    527,829    7,954,383
      News Corp., Class B..............................     64,856      992,297
 *    Norwegian Cruise Line Holdings, Ltd..............  1,519,001   75,995,620
 #    PulteGroup, Inc..................................  2,391,049   68,120,986
      PVH Corp.........................................    445,706   68,424,785
 *    Qurate Retail, Inc...............................  2,762,021   58,803,427
      Ralph Lauren Corp................................    326,288   44,042,354
      Royal Caribbean Cruises, Ltd.....................  1,271,015  143,319,651
 # *  Skechers U.S.A., Inc., Class A...................    187,666    5,202,102
      Target Corp......................................  1,192,437   96,205,817
      Toll Brothers, Inc...............................    338,804   11,946,229
 # *  Veoneer, Inc.....................................    418,017   21,862,289
 #    Viacom, Inc., Class A............................      3,594      123,634

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
CONSUMER DISCRETIONARY -- (Continued)
     Viacom, Inc., Class B...........................    994,832 $   28,899,870
#    Whirlpool Corp..................................    544,837     71,428,131
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY.........................             3,365,320,542
                                                                 --------------
CONSUMER STAPLES -- (4.6%)
     Archer-Daniels-Midland Co.......................  1,338,015     64,572,604
     Bunge, Ltd......................................    657,443     45,449,035
#    Coty, Inc., Class A.............................    419,572      5,626,461
     Ingredion, Inc..................................    146,985     14,889,580
#    JM Smucker Co. (The)............................    897,022     99,677,085
#    Kraft Heinz Co. (The)...........................  1,012,962     61,030,960
     Kroger Co. (The)................................  1,174,580     34,062,820
     Molson Coors Brewing Co., Class B...............  1,008,879     67,594,893
     Mondelez International, Inc., Class A...........  3,622,669    157,151,381
     Pinnacle Foods, Inc.............................    489,872     32,537,298
# *  Post Holdings, Inc..............................    389,420     33,708,195
     Seaboard Corp...................................         13         47,294
     Tyson Foods, Inc., Class A......................  1,959,828    112,984,084
*    US Foods Holding Corp...........................  1,025,749     34,680,574
     Walgreens Boots Alliance, Inc...................  3,030,389    204,914,904
     Walmart, Inc....................................  5,346,820    477,096,749
                                                                 --------------
TOTAL CONSUMER STAPLES...............................             1,446,023,917
                                                                 --------------
ENERGY -- (14.3%)
     Anadarko Petroleum Corp.........................  1,005,192     73,529,795
     Andeavor........................................  1,297,132    194,647,628
# *  Antero Resources Corp...........................    415,575      8,535,911
#    Apache Corp.....................................  1,244,737     57,257,902
*    Apergy Corp.....................................    415,109     17,019,469
#    Baker Hughes a GE Co............................  1,033,235     35,729,266
     Chevron Corp....................................  5,888,364    743,523,722
# *  Concho Resources, Inc...........................    815,097    118,881,897
     ConocoPhillips..................................  2,953,181    213,131,073
# *  Continental Resources, Inc......................     28,197      1,800,942
     Devon Energy Corp...............................  1,289,160     58,025,092
#    Diamondback Energy, Inc.........................    325,511     42,951,176
     Exxon Mobil Corp................................ 13,379,812  1,090,588,476
#    Helmerich & Payne, Inc..........................    394,637     24,210,980
#    Hess Corp.......................................    918,391     60,274,001
     HollyFrontier Corp..............................  1,171,912     87,401,197
     Kinder Morgan, Inc..............................  7,052,891    125,400,402
     Marathon Oil Corp...............................  5,120,488    108,144,707
     Marathon Petroleum Corp.........................  2,321,313    187,631,730
#    Murphy Oil Corp.................................    803,576     26,726,938
#    National Oilwell Varco, Inc.....................  1,338,190     65,062,798
#    Noble Energy, Inc...............................  2,491,812     89,929,495
     Occidental Petroleum Corp.......................  2,913,018    244,489,601
*    Parsley Energy, Inc., Class A...................    139,940      4,398,314
     PBF Energy, Inc., Class A.......................    116,600      5,445,220
     Peabody Energy Corp.............................    196,251      8,338,705
     Phillips 66.....................................    985,837    121,593,136
     Pioneer Natural Resources Co....................    266,553     50,450,486
     Schlumberger, Ltd...............................  1,535,262    103,660,890
#    Targa Resources Corp............................    888,728     45,387,339
     TechnipFMC P.L.C................................  1,601,490     52,128,500
# *  Transocean, Ltd.................................    400,577      5,155,426
     Valero Energy Corp..............................  2,730,237    323,123,549
     Williams Cos., Inc. (The).......................  1,196,347     35,591,323

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
ENERGY -- (Continued)
*    WPX Energy, Inc.................................    271,292 $    5,092,151
                                                                 --------------
TOTAL ENERGY.........................................             4,435,259,237
                                                                 --------------
FINANCIALS -- (23.7%)
     Aflac, Inc......................................  2,661,690    123,875,053
     Alleghany Corp..................................     32,159     20,236,694
     Allstate Corp. (The)............................    955,676     90,903,901
     Ally Financial, Inc.............................  2,960,989     79,236,066
     American Financial Group, Inc...................    365,368     41,173,320
     American International Group, Inc...............  1,977,587    109,182,578
# *  Arch Capital Group, Ltd.........................    538,218     16,447,942
#    Assurant, Inc...................................    246,917     27,234,945
*    Athene Holding, Ltd., Class A...................     48,772      2,237,172
     Axis Capital Holdings, Ltd......................    165,056      9,335,567
     Bank of America Corp............................ 26,149,852    807,507,430
     Bank of New York Mellon Corp. (The).............  4,090,441    218,715,880
#    Bank OZK........................................     74,531      3,048,318
     BB&T Corp.......................................  2,064,663    104,905,527
*    Berkshire Hathaway, Inc., Class B...............  2,583,142    511,126,308
     BOK Financial Corp..............................      6,114        595,076
*    Brighthouse Financial, Inc......................    185,840      8,071,031
     Capital One Financial Corp......................  2,121,634    200,112,519
     Chubb, Ltd......................................    588,870     82,276,916
     CIT Group, Inc..................................    473,057     25,038,907
     Citigroup, Inc..................................  6,790,494    488,168,614
     Citizens Financial Group, Inc...................    912,076     36,282,383
#    CNA Financial Corp..............................    411,635     19,256,285
     Everest Re Group, Ltd...........................    164,894     36,004,605
     Fifth Third Bancorp.............................  3,989,366    118,045,340
#    First American Financial Corp...................    115,297      6,456,632
     Goldman Sachs Group, Inc. (The).................  1,210,501    287,409,252
     Hartford Financial Services Group, Inc. (The)...  1,691,338     89,133,513
     Huntington Bancshares, Inc......................  5,537,519     85,499,293
     Invesco, Ltd....................................    920,299     24,838,870
#    Janus Henderson Group P.L.C.....................     57,192      1,861,600
     Jefferies Financial Group, Inc..................    249,860      6,059,105
     JPMorgan Chase & Co.............................  8,481,366    974,933,022
     KeyCorp.........................................  2,339,105     48,817,121
     Lincoln National Corp...........................    842,198     57,353,684
     Loews Corp......................................  1,277,862     64,889,832
     M&T Bank Corp...................................    182,561     31,646,949
     MetLife, Inc....................................  1,856,059     84,896,139
     Morgan Stanley..................................  5,437,228    274,906,248
#    New York Community Bancorp, Inc.................  1,100,233     11,849,509
     Old Republic International Corp.................    816,263     17,394,564
     PacWest Bancorp.................................    335,209     16,834,196
#    People's United Financial, Inc..................    396,896      7,235,414
#    Pinnacle Financial Partners, Inc................     44,579      2,786,187
     PNC Financial Services Group, Inc. (The)........  1,296,989    187,842,917
     Principal Financial Group, Inc..................  1,447,757     84,085,727
#    Prosperity Bancshares, Inc......................     69,192      4,853,819
     Prudential Financial, Inc.......................    983,255     99,220,262
     Regions Financial Corp..........................  6,233,501    116,005,454
     Reinsurance Group of America, Inc...............    283,975     40,182,462
     RenaissanceRe Holdings, Ltd.....................    118,695     15,649,936
     Santander Consumer USA Holdings, Inc............    601,988     11,582,249
     State Street Corp...............................    294,471     26,004,734
#    SunTrust Banks, Inc.............................  1,285,995     92,681,660
     Synchrony Financial.............................    196,418      5,684,337

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
FINANCIALS -- (Continued)
     Travelers Cos., Inc. (The)......................  1,165,331 $  151,656,176
     Unum Group......................................  1,204,396     47,850,653
     Voya Financial, Inc.............................    184,436      9,317,707
     Wells Fargo & Co................................ 19,049,586  1,091,350,782
#    WR Berkley Corp.................................    377,916     28,649,812
     XL Group, Ltd...................................    950,991     53,474,224
#    Zions Bancorporation............................    922,609     47,698,885
                                                                 --------------
TOTAL FINANCIALS.....................................             7,387,611,303
                                                                 --------------
HEALTHCARE -- (15.2%)
     Abbott Laboratories.............................  4,212,247    276,070,668
     Aetna, Inc......................................  1,816,031    342,122,080
     Allergan P.L.C..................................    496,938     91,481,316
     Anthem, Inc.....................................  1,376,563    348,270,439
*    Bio-Rad Laboratories, Inc., Class A.............     19,244      5,901,173
     Cardinal Health, Inc............................    318,990     15,933,551
*    Centene Corp....................................  1,211,523    157,897,793
     Cigna Corp......................................    403,350     72,369,057
     CVS Health Corp.................................  4,700,064    304,846,151
     Danaher Corp....................................  1,941,360    199,144,709
*    DaVita, Inc.....................................  1,127,259     79,223,763
#    DENTSPLY SIRONA, Inc............................    220,294     10,598,344
*    Express Scripts Holding Co......................  2,740,464    217,757,269
     Humana, Inc.....................................    671,308    210,911,547
*    IQVIA Holdings, Inc.............................    547,935     66,815,194
*    Laboratory Corp. of America Holdings............    740,399    129,821,561
     McKesson Corp...................................    559,086     70,221,202
*    MEDNAX, Inc.....................................    362,451     15,509,278
     Medtronic P.L.C.................................  4,359,974    393,400,454
*    Mylan NV........................................  2,570,144     95,892,073
#    PerkinElmer, Inc................................    110,802      8,773,302
#    Perrigo Co. P.L.C...............................    386,345     31,108,499
     Pfizer, Inc..................................... 26,649,121  1,064,099,402
     Quest Diagnostics, Inc..........................    954,608    102,830,374
#    STERIS P.L.C....................................    205,361     23,507,674
     Thermo Fisher Scientific, Inc...................  1,073,774    251,832,216
*    United Therapeutics Corp........................    205,248     25,227,032
#    Universal Health Services, Inc., Class B........    508,954     62,143,283
*    WellCare Health Plans, Inc......................     37,453     10,015,681
     Zimmer Biomet Holdings, Inc.....................    377,067     47,329,450
                                                                 --------------
TOTAL HEALTHCARE.....................................             4,731,054,535
                                                                 --------------
INDUSTRIALS -- (7.9%)
# *  AECOM...........................................    580,731     19,489,332
     AGCO Corp.......................................    472,685     29,788,609
#    Alaska Air Group, Inc...........................     92,315      5,800,151
#    AMERCO..........................................     61,718     23,272,623
     Arconic, Inc....................................  1,964,153     42,602,479
     Carlisle Cos., Inc..............................    360,401     44,271,659
     Copa Holdings SA, Class A.......................    110,606     10,766,388
     Cummins, Inc....................................    175,294     25,033,736
     Curtiss-Wright Corp.............................     29,500      3,924,385
     Delta Air Lines, Inc............................  2,950,569    160,569,965
     Dover Corp......................................    830,218     68,891,490
     Eaton Corp. P.L.C...............................  1,816,899    151,111,490
     EMCOR Group, Inc................................     10,035        772,193
     FedEx Corp......................................    312,762     76,898,793
#    Flowserve Corp..................................     72,916      3,232,366

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
INDUSTRIALS -- (Continued)
     Fluor Corp......................................    906,547 $   46,460,534
     General Electric Co.............................  2,163,101     29,483,067
# *  Genesee & Wyoming, Inc., Class A................     39,860      3,427,960
     Ingersoll-Rand P.L.C............................    830,409     81,803,591
     Jacobs Engineering Group, Inc...................    401,182     27,131,939
# *  JetBlue Airways Corp............................  2,305,410     41,497,380
     Johnson Controls International P.L.C............  2,057,773     77,187,065
     Kansas City Southern............................    676,598     78,668,049
#    Knight-Swift Transportation Holdings, Inc.......     72,938      2,374,132
     L3 Technologies, Inc............................    393,299     84,339,038
     ManpowerGroup, Inc..............................    425,572     39,688,845
     Nielsen Holdings P.L.C..........................    809,304     19,067,202
     Norfolk Southern Corp...........................  1,385,379    234,129,051
*    nVent Electric P.L.C............................  1,075,245     29,461,713
     Oshkosh Corp....................................    454,128     34,173,132
     Owens Corning...................................    878,164     54,639,364
     PACCAR, Inc.....................................    585,045     38,449,157
#    Pentair P.L.C...................................  1,092,445     48,777,669
*    Quanta Services, Inc............................    749,677     25,541,495
     Republic Services, Inc..........................  1,929,874    139,877,268
     Rockwell Collins, Inc...........................     10,306      1,432,431
#    Snap-on, Inc....................................    160,918     27,290,084
     Southwest Airlines Co...........................     89,963      5,232,248
     Spirit AeroSystems Holdings, Inc., Class A......      9,364        873,193
     Stanley Black & Decker, Inc.....................    864,519    129,219,655
# *  Stericycle, Inc.................................    176,533     12,332,595
*    Teledyne Technologies, Inc......................     16,413      3,601,340
     Textron, Inc....................................  1,940,539    132,480,598
     Trinity Industries, Inc.........................    210,820      8,032,242
*    United Continental Holdings, Inc................  1,696,416    136,391,846
     United Technologies Corp........................    453,549     61,564,741
*    USG Corp........................................    231,469     10,004,090
#    Wabtec Corp.....................................    256,124     28,255,600
# *  XPO Logistics, Inc..............................    827,725     82,540,737
                                                                 --------------
TOTAL INDUSTRIALS....................................             2,441,854,710
                                                                 --------------
INFORMATION TECHNOLOGY -- (11.9%)
*    Akamai Technologies, Inc........................     44,939      3,382,109
#    Amdocs, Ltd.....................................    584,213     39,481,114
     Analog Devices, Inc.............................    187,798     18,054,900
*    ARRIS International P.L.C.......................    839,758     21,212,287
*    Arrow Electronics, Inc..........................    652,120     49,456,781
     Avnet, Inc......................................    494,284     21,674,353
     Broadcom, Inc...................................    133,818     29,676,818
     CA, Inc.........................................  3,016,908    133,377,503
     Cisco Systems, Inc.............................. 13,638,597    576,776,267
     Corning, Inc....................................  3,685,701    122,291,559
#    Cypress Semiconductor Corp......................    137,933      2,456,587
*    Dell Technologies, Inc., Class V................    703,394     65,078,013
     Dolby Laboratories, Inc., Class A...............     16,857      1,086,434
     DXC Technology Co...............................  1,076,074     91,186,511
# *  EchoStar Corp., Class A.........................     14,785        665,177
     Fidelity National Information Services, Inc.....  1,297,798    133,841,908
*    First Solar, Inc................................     39,472      2,066,359
*    Flex, Ltd.......................................  1,552,059     21,666,744
     FLIR Systems, Inc...............................     82,668      4,844,345
     Hewlett Packard Enterprise Co...................  8,584,822    132,549,652
     HP, Inc.........................................  9,619,949    222,028,423
     Intel Corp...................................... 22,880,867  1,100,569,703

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
INFORMATION TECHNOLOGY -- (Continued)
     Jabil, Inc......................................    917,888 $   25,856,905
     Juniper Networks, Inc...........................  2,634,266     69,386,566
#    Lam Research Corp...............................    233,155     44,448,669
     Leidos Holdings, Inc............................    665,010     45,499,984
     LogMeIn, Inc....................................     20,640      1,672,872
     Marvell Technology Group, Ltd...................    884,360     18,845,712
*    Micron Technology, Inc..........................  5,266,057    277,995,149
     MKS Instruments, Inc............................    204,772     19,310,000
# *  Nuance Communications, Inc......................     14,368        212,215
*    ON Semiconductor Corp...........................    584,145     12,880,397
     Perspecta, Inc..................................    537,446     11,662,578
# *  Qorvo, Inc......................................    459,460     37,565,449
     QUALCOMM, Inc...................................  1,564,601    100,275,278
     SS&C Technologies Holdings, Inc.................    122,197      6,484,995
     SYNNEX Corp.....................................    157,961     15,238,498
*    Synopsys, Inc...................................      6,555        586,214
     TE Connectivity, Ltd............................    831,307     77,785,396
     Western Digital Corp............................  1,222,328     85,746,309
*    Worldpay, Inc., Class A.........................    263,438     21,651,969
     Xerox Corp......................................  1,739,519     45,175,308
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY.........................             3,711,704,010
                                                                 --------------
MATERIALS -- (4.3%)
     Air Products & Chemicals, Inc...................    181,549     29,804,899
#    Albemarle Corp..................................    492,856     46,427,035
# *  Alcoa Corp......................................    738,962     31,974,886
     Ashland Global Holdings, Inc....................    376,541     30,917,781
#    Ball Corp.......................................    481,524     18,764,990
     CF Industries Holdings, Inc.....................  1,279,879     56,852,225
     DowDuPont, Inc..................................  2,747,562    188,949,839
     Eastman Chemical Co.............................  1,053,642    109,178,384
     Freeport-McMoRan, Inc...........................  4,951,916     81,706,614
     Huntsman Corp...................................    607,531     20,370,514
     International Paper Co..........................    257,489     13,834,884
#    Martin Marietta Materials, Inc..................    142,628     28,442,876
     Mosaic Co. (The)................................  1,232,432     37,108,527
     Newmont Mining Corp.............................  2,786,562    102,211,094
     Nucor Corp......................................  2,499,919    167,319,579
     Olin Corp.......................................    958,374     28,281,617
     Reliance Steel & Aluminum Co....................    456,094     41,139,679
#    Royal Gold, Inc.................................    121,993     10,321,828
     Sonoco Products Co..............................     27,518      1,536,055
     Steel Dynamics, Inc.............................  1,698,064     79,961,834
#    United States Steel Corp........................  1,062,648     38,712,267
#    Valvoline, Inc..................................  1,033,732     23,352,006
#    Vulcan Materials Co.............................    337,954     37,850,848
#    Westlake Chemical Corp..........................    364,378     39,068,609
     WestRock Co.....................................  1,056,585     61,260,798
                                                                 --------------
TOTAL MATERIALS......................................             1,325,349,668
                                                                 --------------
REAL ESTATE -- (0.2%)
# *  Howard Hughes Corp. (The).......................     13,201      1,789,395
     Jones Lang LaSalle, Inc.........................    287,864     49,227,623
                                                                 --------------
TOTAL REAL ESTATE....................................                51,017,018
                                                                 --------------
TELECOMMUNICATIONS SERVICES -- (4.1%)
     AT&T, Inc....................................... 34,554,864  1,104,719,002
#    CenturyLink, Inc................................  6,106,226    114,613,862

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                      SHARES        VALUE+
                                                    ----------- ---------------
TELECOMMUNICATIONS SERVICES -- (Continued)
# *    Sprint Corp.................................   2,014,058 $    10,936,335
*      T-Mobile US, Inc............................     960,615      57,636,900
                                                                ---------------
TOTAL TELECOMMUNICATIONS SERVICES..................               1,287,906,099
                                                                ---------------
UTILITIES -- (0.2%)
       MDU Resources Group, Inc....................     119,163       3,455,727
       NRG Energy, Inc.............................   1,445,428      45,776,705
*      Vistra Energy Corp..........................     829,609      18,749,163
                                                                ---------------
TOTAL UTILITIES....................................                  67,981,595
                                                                ---------------
TOTAL COMMON STOCKS................................              30,251,082,634
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
       State Street Institutional U.S. Government
       Money Market Fund, 1.830%................... 267,500,504     267,500,504
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (1.9%)
@ (S)  DFA Short Term Investment Fund..............  51,313,319     593,746,412
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $21,598,563,874)^^.........................             $31,112,329,550
                                                                ===============

    P.L.C.  Public Limited Company
    SA      Special Assessment
    +       See Security Valuation Note within the Notes to Schedules of
            Investments.
    #       Total or Partial Securities on Loan.
    *       Non-Income Producing Securities.
    @       Security purchased with cash proceeds from Securities on Loan.
    (S)     Affiliated Fund.
    ^^      See Federal Tax Cost Note within the Notes to Schedules of
            Investments.

At July 31, 2018, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                              UNREALIZED
                             NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                  CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                  --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index......   1,505    09/21/18  $209,188,934 $211,986,775   $2,797,841
                                                  ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.....                      $209,188,934 $211,986,775   $2,797,841
                                                  ============ ============   ==========

Summary of the Series' investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                  LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                               -------------- ------- ------- --------------
   Common Stocks
      Consumer Discretionary.. $3,365,320,542   --      --    $3,365,320,542
      Consumer Staples........  1,446,023,917   --      --     1,446,023,917
      Energy..................  4,435,259,237   --      --     4,435,259,237
      Financials..............  7,387,611,303   --      --     7,387,611,303
      Healthcare..............  4,731,054,535   --      --     4,731,054,535
      Industrials.............  2,441,854,710   --      --     2,441,854,710
      Information Technology..  3,711,704,010   --      --     3,711,704,010
      Materials...............  1,325,349,668   --      --     1,325,349,668
      Real Estate.............     51,017,018   --      --        51,017,018

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                --------------- ------------ ------- ---------------
   Telecommunications Services. $ 1,287,906,099           --   --    $ 1,287,906,099
   Utilities...................      67,981,595           --   --         67,981,595
Temporary Cash Investments.....     267,500,504           --   --        267,500,504
Securities Lending Collateral..              -- $593,746,412   --        593,746,412
Futures Contracts**............       2,797,841           --   --          2,797,841
                                --------------- ------------   --    ---------------
TOTAL.......................... $30,521,380,979 $593,746,412   --    $31,115,127,391
                                =============== ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                         SHARES     VALUE>>
                                                       ---------- ------------
 COMMON STOCKS -- (93.2%)
 AUSTRALIA -- (5.4%)
     AMP, Ltd.........................................  1,247,284 $  3,154,415
     Aurizon Holdings, Ltd............................  1,715,379    5,810,161
 #   Australia & New Zealand Banking Group, Ltd.......  9,219,149  200,421,274
     Bank of Queensland, Ltd..........................  1,460,244   12,072,160
     Bendigo & Adelaide Bank, Ltd.....................  1,916,882   16,696,640
     BHP Billiton, Ltd................................  1,275,802   33,319,513
     BlueScope Steel, Ltd.............................  3,157,074   41,483,507
     Boral, Ltd.......................................  2,143,656   10,593,892
     Crown Resorts, Ltd...............................    145,826    1,464,510
     Downer EDI, Ltd..................................  2,237,731   12,291,667
     Fortescue Metals Group, Ltd...................... 10,205,435   33,193,629
 #   Harvey Norman Holdings, Ltd......................    999,067    2,638,415
     Incitec Pivot, Ltd...............................  6,722,266   18,953,856
     LendLease Group..................................  1,721,491   25,756,784
     National Australia Bank, Ltd.....................  1,172,269   24,682,404
     Newcrest Mining, Ltd.............................  1,330,078   21,367,796
     Oil Search, Ltd..................................    817,717    5,454,778
 *   Origin Energy, Ltd...............................  3,491,113   25,330,599
     QBE Insurance Group, Ltd.........................  3,145,991   23,624,072
 *   Santos, Ltd......................................  4,838,494   22,918,869
     South32, Ltd., ADR...............................    328,024    4,382,401
     South32, Ltd..................................... 16,666,560   44,356,096
     Star Entertainment Grp, Ltd. (The)...............  4,646,581   17,143,649
     Suncorp Group, Ltd...............................  2,284,200   25,415,523
     Tabcorp Holdings, Ltd............................  1,294,841    4,497,252
 #   Whitehaven Coal, Ltd.............................  4,254,147   17,194,913
     Woodside Petroleum, Ltd..........................  3,272,566   87,715,910
                                                                  ------------
 TOTAL AUSTRALIA......................................             741,934,685
                                                                  ------------
 AUSTRIA -- (0.1%)
     Erste Group Bank AG..............................     29,693    1,282,480
     Raiffeisen Bank International AG.................    160,265    5,344,064
     Voestalpine AG...................................     21,645    1,083,013
                                                                  ------------
 TOTAL AUSTRIA........................................               7,709,557
                                                                  ------------
 BELGIUM -- (1.0%)
     Ageas............................................    642,764   34,474,759
     KBC Group NV.....................................    565,642   43,423,485
     Solvay SA........................................    311,433   42,666,499
     UCB SA...........................................    246,743   21,213,647
                                                                  ------------
 TOTAL BELGIUM........................................             141,778,390
                                                                  ------------
 CANADA -- (8.0%)
 #   ARC Resources, Ltd...............................    460,455    5,468,755
     Bank of Montreal.................................  1,668,983  132,316,972
 #   Bank of Nova Scotia (The)........................     99,169    5,875,763
     Barrick Gold Corp................................  1,883,515   21,110,542
     Barrick Gold Corp................................    909,928   10,182,094
 *   Bausch Health Cos., Inc..........................  1,542,445   33,532,754
     Cameco Corp......................................    468,671    5,065,545
 #   Cameco Corp......................................    571,821    6,175,667
     Canadian Imperial Bank of Commerce...............     22,129    2,018,829
     Canadian Natural Resources, Ltd..................    561,673   20,638,790
 #   Canadian Natural Resources, Ltd..................  1,121,919   41,107,112

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES      VALUE>>
                                                       --------- --------------
 CANADA -- (Continued)
 #   Cenovus Energy, Inc.............................. 2,110,053 $   21,184,932
 #   Crescent Point Energy Corp....................... 1,078,493      7,353,832
     Crescent Point Energy Corp....................... 1,508,054     10,269,850
     Empire Co., Ltd., Class A........................   506,996     10,452,883
 #   Enbridge Income Fund Holdings, Inc...............   377,558      9,456,002
     Encana Corp...................................... 2,191,132     30,234,708
     Encana Corp...................................... 1,370,633     18,421,308
     Fairfax Financial Holdings, Ltd..................    80,874     45,695,038
     First Quantum Minerals, Ltd...................... 1,774,003     27,669,998
     Genworth MI Canada, Inc..........................   137,465      4,838,776
     Goldcorp, Inc.................................... 1,514,762     18,933,797
     Goldcorp, Inc....................................   925,799     11,572,488
     Great-West Lifeco, Inc...........................   139,376      3,444,623
     Husky Energy, Inc................................ 1,605,697     27,303,700
 *   IAMGOLD Corp.....................................    95,000        522,159
     Imperial Oil, Ltd................................   187,707      6,428,371
     Imperial Oil, Ltd................................   334,486     11,426,042
     Industrial Alliance Insurance & Financial
     Services, Inc....................................   554,455     22,803,046
 *   Kinross Gold Corp................................ 6,346,308     22,929,352
     Linamar Corp.....................................   182,108      8,322,497
     Lundin Mining Corp............................... 3,846,864     21,291,787
 #   Magna International, Inc.........................   615,966     37,438,413
     Manulife Financial Corp.......................... 2,603,564     48,354,619
 #   Manulife Financial Corp.......................... 1,490,899     27,671,085
 #   Nutrien, Ltd.....................................   554,396     30,053,796
 *   Seven Generations Energy, Ltd., Class A..........   551,616      6,301,275
     Sun Life Financial, Inc..........................   925,794     37,861,583
 #   Sun Life Financial, Inc..........................   386,736     15,813,635
     Suncor Energy, Inc............................... 3,317,434    139,700,201
 #   Suncor Energy, Inc...............................   808,526     34,071,286
     Teck Resources, Ltd., Class B.................... 1,355,792     35,363,049
 #   Teck Resources, Ltd., Class B.................... 1,867,648     48,614,877
     TMX Group, Ltd...................................    64,445      4,144,574
     Tourmaline Oil Corp.............................. 1,191,804     23,545,653
 *   Turquoise Hill Resources, Ltd.................... 1,692,690      4,697,399
 *   Turquoise Hill Resources, Ltd....................   127,382        352,848
     Whitecap Resources, Inc.......................... 1,247,684      8,238,925
 #   WSP Global, Inc..................................   150,689      8,565,126
     Yamana Gold, Inc................................. 3,207,591     10,232,928
                                                                 --------------
 TOTAL CANADA.........................................            1,111,536,530
                                                                 --------------
 DENMARK -- (1.6%)
     AP Moller--Maersk A.S., Class A..................     7,706     10,368,813
     AP Moller--Maersk A.S., Class B..................    13,118     18,835,290
     Carlsberg A.S., Class B..........................   288,439     34,796,697
     Danske Bank A.S..................................   950,671     27,626,992
     DSV A.S..........................................   514,858     43,133,903
 #   H Lundbeck A.S...................................   124,623      9,019,093
     ISS A.S..........................................   553,648     20,680,486
     Novozymes A.S., Class B..........................    19,038      1,002,442
     Rockwool International A.S., Class B.............     8,847      3,542,367
     Tryg A.S.........................................   101,237      2,478,127
     Vestas Wind Systems A.S..........................   677,354     43,709,414
                                                                 --------------
 TOTAL DENMARK........................................              215,193,624
                                                                 --------------
 FINLAND -- (1.0%)
     Fortum Oyj....................................... 1,162,352     29,201,782
     Nokia Oyj........................................ 7,908,937     42,926,979

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES      VALUE>>
                                                       --------- --------------
FINLAND -- (Continued)
     Sampo Oyj, Class A...............................     8,009 $      406,761
     Stora Enso Oyj, Class R.......................... 1,470,403     24,265,198
     UPM-Kymmene Oyj, Sponsored ADR...................    19,980        708,791
     UPM-Kymmene Oyj.................................. 1,240,771     44,013,418
                                                                 --------------
TOTAL FINLAND.........................................              141,522,929
                                                                 --------------
FRANCE -- (9.3%)
     AXA SA........................................... 2,859,375     72,048,134
     BNP Paribas SA................................... 2,405,711    156,058,000
     Bollore SA....................................... 1,448,699      6,735,405
     Bouygues SA......................................   726,876     31,920,341
     Carrefour SA..................................... 1,144,891     20,526,494
     Casino Guichard Perrachon SA.....................   123,741      5,024,152
     Cie de Saint-Gobain.............................. 1,109,855     49,342,274
     Cie Generale des Etablissements Michelin SCA.....   105,407     13,536,091
     CNP Assurances...................................   608,716     14,214,843
     Credit Agricole SA............................... 1,026,329     14,420,087
     Electricite de France SA......................... 1,597,641     23,921,729
     Engie SA......................................... 4,071,434     65,747,729
     Natixis SA....................................... 2,657,369     19,062,450
     Orange SA........................................ 5,978,647    101,886,317
     Peugeot SA....................................... 3,133,702     90,006,060
     Renault SA....................................... 1,007,824     88,566,721
     Sanofi...........................................   355,985     30,969,377
     SCOR SE..........................................   349,012     13,577,861
     Societe Generale SA.............................. 1,399,448     62,412,544
     STMicroelectronics NV............................    69,438      1,498,598
     Total SA......................................... 6,206,460    404,818,236
     Vivendi SA.......................................    22,154        573,990
                                                                 --------------
TOTAL FRANCE..........................................            1,286,867,433
                                                                 --------------
GERMANY -- (6.9%)
     Allianz SE, Sponsored ADR........................ 2,167,849     47,811,910
     Bayerische Motoren Werke AG...................... 1,225,665    118,497,658
*    Commerzbank AG................................... 3,189,380     34,431,623
     Daimler AG....................................... 3,530,733    244,376,688
     Deutsche Bank AG................................. 1,847,986     24,169,368
     Deutsche Bank AG................................. 1,679,248     21,930,979
     Deutsche Lufthansa AG............................ 1,461,363     41,002,061
     Deutsche Telekom AG.............................. 4,601,935     76,093,301
     Evonik Industries AG.............................   460,467     17,040,281
     Fraport AG Frankfurt Airport Services Worldwide..   169,371     16,907,785
     Hannover Rueck SE................................     2,659        354,670
# *  Hapag-Lloyd AG...................................    15,259        619,589
     HeidelbergCement AG..............................   659,319     55,999,822
# *  Innogy SE........................................   333,880     14,354,177
     Linde AG.........................................   157,109     38,852,555
     METRO AG.........................................   459,393      5,673,170
     Muenchener Rueckversicherungs-Gesellschaft AG in
     Muenchen.........................................   212,293     47,043,075
     RWE AG........................................... 3,333,887     87,495,462
*    Talanx AG........................................   189,932      7,268,098
     Telefonica Deutschland Holding AG................ 1,788,742      7,833,810
     Uniper SE........................................   886,107     27,667,716
     Volkswagen AG....................................   118,965     20,526,257
     Wacker Chemie AG.................................    11,870      1,725,867
                                                                 --------------
TOTAL GERMANY.........................................              957,675,922
                                                                 --------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE>>
                                                        ---------- ------------
 HONG KONG -- (2.7%)
      Bank of East Asia, Ltd. (The)....................    102,675 $    408,620
 #    BOC Aviation, Ltd................................    257,700    1,623,171
      Cathay Pacific Airways, Ltd......................  5,777,000    8,929,759
      CK Asset Holdings, Ltd...........................  2,073,500   15,879,858
      CK Hutchison Holdings, Ltd.......................  7,657,984   83,354,739
      Great Eagle Holdings, Ltd........................     23,627      115,979
      Guoco Group, Ltd.................................      9,000      148,486
      Hang Lung Group, Ltd.............................  3,145,000    9,305,969
      Hang Lung Properties, Ltd........................  4,746,000    9,978,632
      Henderson Land Development Co., Ltd..............  1,551,350    8,665,126
      Hopewell Holdings, Ltd...........................    938,669    3,334,589
      Kerry Properties, Ltd............................  3,067,000   15,558,169
      Li & Fung, Ltd...................................  1,908,000      647,024
      Melco International Development, Ltd.............    257,000      731,025
      MTR Corp., Ltd...................................  1,626,502    9,129,245
 #    New World Development Co., Ltd................... 21,926,168   31,264,558
 #    NWS Holdings, Ltd................................  2,739,400    4,951,521
      Orient Overseas International, Ltd...............     72,000      757,238
      Shangri-La Asia, Ltd.............................  3,398,000    5,576,574
      Sino Land Co., Ltd...............................  7,578,217   13,028,261
      SJM Holdings, Ltd................................  2,332,000    2,839,835
      Sun Hung Kai Properties, Ltd.....................  3,964,920   62,180,798
      Swire Pacific, Ltd., Class A.....................  2,580,500   28,026,184
      Swire Pacific, Ltd., Class B.....................  2,890,000    5,192,544
      Wharf Holdings, Ltd. (The).......................  5,490,990   18,178,720
      Wheelock & Co., Ltd..............................  3,620,000   25,699,750
      Yue Yuen Industrial Holdings, Ltd................  2,667,000    7,176,052
                                                                   ------------
 TOTAL HONG KONG.......................................             372,682,426
                                                                   ------------
 IRELAND -- (0.3%)
      AIB Group P.L.C..................................    235,433    1,349,260
      Bank of Ireland Group P.L.C......................  1,877,273   16,111,474
      CRH P.L.C........................................    293,793   10,048,539
      CRH P.L.C., Sponsored ADR........................    198,709    6,813,731
      Paddy Power Betfair P.L.C........................     42,796    4,667,415
                                                                   ------------
 TOTAL IRELAND.........................................              38,990,419
                                                                   ------------
 ISRAEL -- (0.3%)
      Bank Hapoalim BM.................................  2,568,254   18,163,419
      Bank Leumi Le-Israel BM..........................  3,728,087   23,365,003
      First International Bank Of Israel, Ltd..........      6,112      131,504
      Mizrahi Tefahot Bank, Ltd........................     97,484    1,895,761
                                                                   ------------
 TOTAL ISRAEL..........................................              43,555,687
                                                                   ------------
 ITALY -- (1.8%)
      Assicurazioni Generali SpA.......................    582,640   10,331,969
      Eni SpA..........................................    535,545   10,308,458
 *    Fiat Chrysler Automobiles NV.....................  1,783,398   30,409,116
 *    Fiat Chrysler Automobiles NV.....................  1,156,002   19,628,914
      Intesa Sanpaolo SpA..............................  2,890,203    8,857,420
      Mediobanca Banca di Credito Finanziario SpA......  1,878,911   19,455,463
 # *  Telecom Italia SpA............................... 63,812,045   49,082,481
 # *  Telecom Italia SpA, Sponsored ADR................  1,847,002   14,074,155
      UniCredit SpA....................................  5,018,941   88,620,138
                                                                   ------------
 TOTAL ITALY...........................................             250,768,114
                                                                   ------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE>>
                                                       ---------- ------------
 JAPAN -- (21.8%)
     Aeon Co., Ltd....................................    404,100 $  8,210,810
     AGC, Inc.........................................    895,500   37,534,526
     Aisin Seiki Co., Ltd.............................    234,100   10,918,892
     Alfresa Holdings Corp............................    126,400    3,026,144
     Amada Holdings Co., Ltd..........................    412,000    4,142,640
     Aoyama Trading Co., Ltd..........................     41,900    1,385,732
     Asahi Kasei Corp.................................    508,100    6,791,741
     Bank of Kyoto, Ltd. (The)........................    113,679    5,507,557
     Canon Marketing Japan, Inc.......................    153,100    3,212,463
     Chiba Bank, Ltd. (The)...........................  1,064,000    7,595,326
     Chugoku Bank, Ltd. (The).........................    256,900    2,725,563
     Citizen Watch Co., Ltd...........................  1,150,500    7,578,097
     Coca-Cola Bottlers Japan Holdings, Inc...........     80,257    2,893,896
     Concordia Financial Group, Ltd...................  2,530,100   13,603,414
     Credit Saison Co., Ltd...........................    248,700    3,882,579
     Dai Nippon Printing Co., Ltd.....................    474,300   10,362,765
     Daicel Corp......................................  1,087,400   11,980,398
     Daido Steel Co., Ltd.............................     83,900    4,143,464
     Dai-ichi Life Holdings, Inc......................  1,625,300   30,688,059
 #   Daio Paper Corp..................................     27,400      377,645
     Daiwa Securities Group, Inc......................  4,606,000   26,864,435
     DeNA Co., Ltd....................................    296,500    5,592,180
     Denka Co., Ltd...................................    234,800    8,092,123
     Denso Corp.......................................    693,600   34,308,971
     DIC Corp.........................................    325,300   10,622,316
     Dowa Holdings Co., Ltd...........................     92,300    2,968,066
     Ebara Corp.......................................    278,100    8,436,810
     Fuji Media Holdings, Inc.........................     52,200      858,918
     FUJIFILM Holdings Corp...........................  1,123,900   46,388,719
     Fujikura, Ltd....................................     36,100      232,698
     Fukuoka Financial Group, Inc.....................  2,110,000   11,548,423
 #   Fukuyama Transporting Co., Ltd...................     17,293      841,474
     Furukawa Electric Co., Ltd.......................    154,200    5,448,447
     Fuyo General Lease Co., Ltd......................      5,300      331,344
     Glory, Ltd.......................................    185,800    5,461,664
     Gunma Bank, Ltd. (The)...........................    661,596    3,522,658
     H2O Retailing Corp...............................    268,800    4,304,129
     Hachijuni Bank, Ltd. (The).......................    622,531    2,744,507
     Hankyu Hanshin Holdings, Inc.....................    621,600   24,754,848
     Heiwa Corp.......................................     79,700    1,787,764
     Hiroshima Bank, Ltd. (The).......................    381,000    2,621,829
     Hitachi Capital Corp.............................    199,000    5,317,753
     Hitachi Chemical Co., Ltd........................    384,100    7,606,410
     Hitachi Metals, Ltd..............................    960,400   10,408,132
     Hitachi Transport System, Ltd....................    105,000    2,871,782
     Hitachi, Ltd..................................... 11,345,000   79,310,147
     Hokuhoku Financial Group, Inc....................    191,900    2,764,804
     Honda Motor Co., Ltd., Sponsored ADR.............     26,040      798,386
     Honda Motor Co., Ltd.............................  4,590,300  140,144,774
     House Foods Group, Inc...........................     64,900    2,053,487
     Ibiden Co., Ltd..................................    476,900    7,853,463
     Idemitsu Kosan Co., Ltd..........................    620,496   27,950,428
     IHI Corp.........................................      6,000      210,721
     Iida Group Holdings Co., Ltd.....................    572,900   11,236,255
     Inpex Corp.......................................  2,515,800   27,620,665
     Isetan Mitsukoshi Holdings, Ltd..................    606,900    7,334,265
     ITOCHU Corp......................................    791,600   14,055,961
     Itoham Yonekyu Holdings, Inc.....................     17,300      140,766
     Iyo Bank, Ltd. (The).............................    492,300    3,397,922

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE>>
                                                        ---------- -----------
 JAPAN -- (Continued)
      J Front Retailing Co., Ltd.......................    845,700 $12,397,225
      Japan Post Holdings Co., Ltd.....................  1,027,400  11,327,875
      JFE Holdings, Inc................................  1,980,900  40,252,458
      JSR Corp.........................................    362,000   6,960,468
      JTEKT Corp.......................................    933,900  13,543,326
      JXTG Holdings, Inc...............................  8,471,403  62,107,252
      Kamigumi Co., Ltd................................    303,900   6,366,680
      Kandenko Co., Ltd................................     87,600     912,294
      Kaneka Corp......................................  1,253,542  11,034,251
      Kawasaki Heavy Industries, Ltd...................    259,200   7,621,252
 # *  Kawasaki Kisen Kaisha, Ltd.......................    195,599   3,552,094
      Kinden Corp......................................    222,800   3,581,729
      Kobe Steel, Ltd..................................  1,581,200  15,583,156
      Kokuyo Co., Ltd..................................     50,200     850,677
      Konica Minolta, Inc..............................  2,063,500  18,524,658
      K's Holdings Corp................................    304,400   3,427,221
      Kuraray Co., Ltd.................................  1,507,600  21,308,243
      Kurita Water Industries, Ltd.....................      7,500     219,380
      Kyocera Corp.....................................    282,900  16,464,861
      Kyushu Financial Group, Inc......................    582,749   2,985,335
      LIXIL Group Corp.................................    739,300  15,154,223
      Maeda Corp.......................................    164,300   1,931,080
      Marubeni Corp....................................  2,917,500  22,274,149
      Maruichi Steel Tube, Ltd.........................     22,700     782,150
      Mazda Motor Corp.................................  2,878,100  35,913,939
      Mebuki Financial Group, Inc......................  1,258,420   4,496,543
      Medipal Holdings Corp............................    513,150  10,434,083
      Mitsubishi Chemical Holdings Corp................  2,138,100  18,728,582
      Mitsubishi Corp..................................  2,342,100  65,468,804
      Mitsubishi Gas Chemical Co., Inc.................    570,500  12,746,665
      Mitsubishi Heavy Industries, Ltd.................  1,070,100  40,183,449
 #    Mitsubishi Logistics Corp........................     40,000     915,092
      Mitsubishi Materials Corp........................    518,200  14,736,397
      Mitsubishi Tanabe Pharma Corp....................     21,000     393,741
 #    Mitsubishi UFJ Financial Group, Inc., Sponsored
      ADR..............................................  4,407,514  26,973,986
 #    Mitsubishi UFJ Financial Group, Inc.............. 12,360,306  75,853,534
      Mitsubishi UFJ Lease & Finance Co., Ltd..........  1,638,400   9,936,289
      Mitsui & Co., Ltd., Sponsored ADR................     11,723   3,921,871
      Mitsui & Co., Ltd................................  1,156,000  19,374,600
      Mitsui Chemicals, Inc............................    725,960  19,552,363
      Mitsui Fudosan Co., Ltd..........................    498,100  11,910,427
      Mitsui OSK Lines, Ltd............................    509,400  13,217,724
      Mizuho Financial Group, Inc...................... 33,885,200  58,902,296
      Mizuho Financial Group, Inc., ADR................    184,055     633,149
      MS&AD Insurance Group Holdings, Inc..............    690,453  21,148,347
      Nagase & Co., Ltd................................     36,300     588,965
      NEC Corp.........................................  1,086,410  30,181,386
      NGK Spark Plug Co., Ltd..........................     16,000     462,027
      NH Foods, Ltd....................................    395,667  15,751,920
      NHK Spring Co., Ltd..............................    779,800   7,799,780
      Nikon Corp.......................................     31,200     526,686
      Nippo Corp.......................................    261,500   4,924,802
      Nippon Electric Glass Co., Ltd...................    223,400   7,220,368
      Nippon Express Co., Ltd..........................    329,924  21,596,470
      Nippon Kayaku Co., Ltd...........................     11,600     132,281
 #    Nippon Paper Industries Co., Ltd.................    451,300   7,393,910
      Nippon Shokubai Co., Ltd.........................    104,700   7,485,570
      Nippon Steel & Sumitomo Metal Corp...............  2,142,693  42,732,268
      Nippon Yusen K.K.................................    771,300  14,874,887

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE>>
                                                        --------- ------------
  JAPAN -- (Continued)
  #   Nipro Corp.......................................   136,100 $  1,662,856
      Nishi-Nippon Financial Holdings, Inc.............    16,500      197,144
      Nissan Motor Co., Ltd............................ 6,443,700   60,951,590
      Nisshin Seifun Group, Inc........................       700       13,717
      Nisshinbo Holdings, Inc..........................   415,400    4,570,720
      NOK Corp.........................................   408,120    8,204,506
      Nomura Holdings, Inc............................. 8,295,202   39,330,899
      Nomura Real Estate Holdings, Inc.................   470,500   10,269,972
      NSK, Ltd.........................................   656,700    7,172,330
  #   NTN Corp......................................... 1,713,500    7,564,396
      Obayashi Corp.................................... 1,393,682   14,550,273
      Oji Holdings Corp................................ 3,913,000   23,218,067
      ORIX Corp........................................ 3,210,200   51,997,178
      Rengo Co., Ltd...................................   899,500    8,225,736
      Resona Holdings, Inc............................. 6,274,800   35,689,310
      Ricoh Co., Ltd................................... 3,215,400   31,390,616
      Rohm Co., Ltd....................................     1,400      119,327
      Sankyo Co., Ltd..................................    82,100    3,235,323
      Sawai Pharmaceutical Co., Ltd....................     7,500      354,566
      SBI Holdings, Inc................................   258,700    7,062,304
      Sega Sammy Holdings, Inc.........................   255,700    4,079,820
      Seino Holdings Co., Ltd..........................   457,800    7,995,718
      Sekisui Chemical Co., Ltd........................    58,500    1,047,071
  #   Sekisui House, Ltd............................... 2,194,000   37,397,814
      Shimamura Co., Ltd...............................    39,500    3,696,263
      Shimizu Corp.....................................   381,000    3,987,700
      Shinsei Bank, Ltd................................   313,400    4,936,070
      Shizuoka Bank, Ltd. (The)........................   851,000    7,865,382
      Sojitz Corp...................................... 3,788,800   13,755,914
      Sompo Holdings, Inc..............................   461,210   18,745,478
      Sumitomo Chemical Co., Ltd....................... 7,962,000   45,850,985
      Sumitomo Corp....................................   970,000   15,972,733
      Sumitomo Electric Industries, Ltd................ 3,161,100   48,627,645
      Sumitomo Forestry Co., Ltd.......................   547,600    8,942,253
      Sumitomo Heavy Industries, Ltd...................   489,400   17,050,071
      Sumitomo Metal Mining Co., Ltd...................   225,700    8,113,187
      Sumitomo Mitsui Financial Group, Inc............. 2,854,200  113,276,719
      Sumitomo Mitsui Trust Holdings, Inc..............   405,243   16,096,936
      Sumitomo Osaka Cement Co., Ltd...................   167,000      796,281
      Sumitomo Rubber Industries, Ltd..................   713,600   11,826,898
      Suzuken Co., Ltd.................................   113,000    4,948,337
      T&D Holdings, Inc................................ 1,299,300   19,414,232
      Taiheiyo Cement Corp.............................   368,621   11,647,612
      Takashimaya Co., Ltd.............................   866,634    7,258,061
      TDK Corp.........................................   188,100   20,152,446
      Teijin, Ltd......................................   808,190   15,094,648
      Toda Corp........................................   387,000    3,389,000
      Toho Holdings Co., Ltd...........................    22,500      554,179
      Tokai Rika Co., Ltd..............................   165,500    3,437,297
      Tokio Marine Holdings, Inc.......................   407,019   19,364,305
      Tokyo Broadcasting System Holdings, Inc..........    56,000    1,161,480
      Tokyo Tatemono Co., Ltd..........................   779,700   10,498,061
      Tokyu Fudosan Holdings Corp...................... 1,964,300   13,352,210
      Toppan Printing Co., Ltd......................... 1,404,000   10,802,778
      Toray Industries, Inc............................   456,800    3,540,114
      Tosoh Corp.......................................   793,700   12,963,638
      Toyo Seikan Group Holdings, Ltd..................   503,949    9,293,261
      Toyoda Gosei Co., Ltd............................   275,200    6,983,125
      Toyota Industries Corp...........................   218,000   12,339,496

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES      VALUE>>
                                                       --------- --------------
 JAPAN -- (Continued)
     Toyota Motor Corp., Sponsored ADR................   286,409 $   37,760,163
     Toyota Motor Corp................................ 5,418,190    356,143,505
     Toyota Tsusho Corp...............................   823,900     28,163,485
     TS Tech Co., Ltd.................................    41,200      1,700,631
     TV Asahi Holdings Corp...........................    31,700        634,768
     Ube Industries, Ltd..............................   504,100     13,569,288
 *   Universal Entertainment Corp.....................     3,700        120,902
     Wacoal Holdings Corp.............................    25,000        688,820
 #   Yamada Denki Co., Ltd............................ 2,456,700     12,185,556
 #   Yamaguchi Financial Group, Inc...................   399,348      4,525,542
     Yamato Kogyo Co., Ltd............................    16,500        514,570
     Yokohama Rubber Co., Ltd. (The)..................   487,300     10,437,794
     Zeon Corp........................................    89,600      1,015,121
                                                                 --------------
 TOTAL JAPAN..........................................            3,021,141,586
                                                                 --------------
 NETHERLANDS -- (3.7%)
     ABN AMRO Group NV................................   840,755     23,268,700
     Aegon NV......................................... 6,557,478     43,227,170
 #   Aegon NV.........................................   414,630      2,715,826
     Akzo Nobel NV....................................    33,168      3,063,427
     ArcelorMittal.................................... 1,780,735     57,072,865
 #   ArcelorMittal....................................   726,121     23,126,957
     ASR Nederland NV.................................    19,297        863,280
     Coca-Cola European Partners P.L.C................    24,638      1,017,136
     ING Groep NV, Sponsored ADR......................   921,132     14,065,686
     ING Groep NV..................................... 5,655,087     86,447,896
 #   Koninklijke Ahold Delhaize NV, Sponsored ADR.....   133,331      3,387,274
     Koninklijke Ahold Delhaize NV.................... 5,195,538    132,125,966
 #   Koninklijke DSM NV...............................   673,447     71,775,902
     Koninklijke Philips NV...........................   269,435     11,828,074
     Koninklijke Philips NV...........................    32,443      1,421,652
 #   NN Group NV......................................   784,789     34,669,734
     Randstad NV......................................    60,984      3,859,560
                                                                 --------------
 TOTAL NETHERLANDS....................................              513,937,105
                                                                 --------------
 NEW ZEALAND -- (0.2%)
     Air New Zealand, Ltd............................. 2,720,019      6,020,429
     Auckland International Airport, Ltd.............. 1,321,278      6,015,692
     EBOS Group, Ltd..................................    25,885        356,566
 #   Fletcher Building, Ltd........................... 1,637,344      7,846,353
 #   Fonterra Co-operative Group, Ltd.................   200,886        701,385
     SKYCITY Entertainment Group, Ltd.................   250,735        677,326
                                                                 --------------
 TOTAL NEW ZEALAND....................................               21,617,751
                                                                 --------------
 NORWAY -- (0.8%)
     Aker ASA, Class A................................    35,437      2,768,250
     Austevoll Seafood ASA............................    90,175      1,313,359
     DNB ASA.......................................... 1,238,839     24,946,185
     Equinor ASA......................................   679,770     18,035,800
     Norsk Hydro ASA.................................. 2,528,537     14,422,860
     Norsk Hydro ASA, Sponsored ADR...................    46,000        263,350
     SpareBank 1 SR-Bank ASA..........................   312,470      3,470,695
     Storebrand ASA................................... 1,034,641      8,813,000
 #   Subsea 7 SA...................................... 1,264,805     18,315,795
     Yara International ASA...........................   346,564     15,280,731
                                                                 --------------
 TOTAL NORWAY.........................................              107,630,025
                                                                 --------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE>>
                                                       ---------- ------------
 PORTUGAL -- (0.0%)
     EDP Renovaveis SA................................    541,158 $  5,589,472
 SINGAPORE -- (0.8%)
     CapitaLand, Ltd..................................  7,199,400   17,102,540
     City Developments, Ltd...........................  1,672,300   12,326,343
 #   Frasers Property, Ltd............................    492,700      612,476
     Golden Agri-Resources, Ltd....................... 13,299,300    2,739,587
     Hongkong Land Holdings, Ltd......................    695,900    5,067,591
     Hutchison Port Holdings Trust.................... 16,251,500    4,150,893
     Keppel Corp., Ltd................................  4,293,700   21,704,173
     Olam International, Ltd..........................    220,300      361,304
     Sembcorp Industries, Ltd.........................  4,814,900    9,488,301
     Singapore Airlines, Ltd..........................  2,746,100   19,926,655
 #   Singapore Press Holdings, Ltd....................    814,100    1,742,986
     United Industrial Corp., Ltd.....................  1,669,070    3,859,825
     UOL Group, Ltd...................................  1,165,974    6,156,395
     Wilmar International, Ltd........................  3,619,600    8,336,106
                                                                  ------------
 TOTAL SINGAPORE......................................             113,575,175
                                                                  ------------
 SOUTH AFRICA -- (0.1%)
 *   Old Mutual, Ltd..................................  2,633,847    6,026,538
 SPAIN -- (2.6%)
     Banco de Sabadell SA............................. 18,523,466   30,837,216
 #   Banco Santander SA............................... 37,339,499  209,777,592
 #   Banco Santander SA, Sponsored ADR................     70,430      393,704
     Bankia SA........................................  1,131,273    4,447,157
     Mapfre SA........................................     39,484      123,915
     Repsol SA........................................  5,466,679  108,431,403
                                                                  ------------
 TOTAL SPAIN..........................................             354,010,987
                                                                  ------------
 SWEDEN -- (2.5%)
 #   BillerudKorsnas AB...............................    238,546    2,842,017
     Boliden AB.......................................  1,195,043   35,573,783
     Dometic Group AB.................................     69,835      677,520
     Essity AB, Class A...............................      8,087      208,272
     Getinge AB, Class B..............................    255,437    2,746,097
 #   Holmen AB, Class A...............................      5,562      124,478
     Holmen AB, Class B...............................    476,284   10,601,735
 #   ICA Gruppen AB...................................     95,336    3,160,846
 #   Intrum AB........................................     27,251      733,182
     Millicom International Cellular SA...............    140,571    9,004,943
     Nordea Bank AB...................................  6,524,513   69,341,605
     Pandox AB........................................     13,022      244,763
 #   Skandinaviska Enskilda Banken AB, Class C........     28,685      316,230
     Skandinaviska Enskilda Banken AB, Class A........  4,352,124   46,524,629
     SSAB AB, Class A.................................    546,342    2,695,040
     SSAB AB, Class B.................................  1,359,160    5,394,291
 #   Svenska Cellulosa AB SCA, Class A................     63,918      674,609
     Svenska Cellulosa AB SCA, Class B................  2,018,807   20,888,478
     Svenska Handelsbanken AB, Class A................  3,408,980   42,109,464
 #   Svenska Handelsbanken AB, Class B................     32,806      413,136
     Swedbank AB, Class A.............................    215,043    5,085,187
     Tele2 AB, Class B................................    569,249    7,638,380
 #   Telefonaktiebolaget LM Ericsson, Class A.........     28,098      221,782
     Telefonaktiebolaget LM Ericsson, Class B.........  3,587,546   28,163,132
     Telia Co. AB.....................................  7,484,968   36,004,054

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                       SHARES       VALUE>>
                                                     ----------- --------------
SWEDEN -- (Continued)
     Trelleborg AB, Class B.........................     554,061 $   11,536,954
                                                                 --------------
TOTAL SWEDEN........................................                342,924,607
                                                                 --------------
SWITZERLAND -- (7.3%)
     Adecco Group AG................................     683,506     42,020,027
     Baloise Holding AG.............................     208,808     32,561,436
     Banque Cantonale Vaudoise......................       1,359      1,016,031
     Cie Financiere Richemont SA....................     523,600     45,856,290
     Clariant AG....................................   1,276,330     30,518,725
     Credit Suisse Group AG.........................   1,363,427     21,927,335
     Credit Suisse Group AG, Sponsored ADR..........   1,052,790     16,907,807
#    Dufry AG.......................................     152,017     20,114,603
     Flughafen Zurich AG............................      39,837      8,335,703
     Helvetia Holding AG............................       2,332      1,378,271
     Julius Baer Group, Ltd.........................     636,003     34,890,882
     LafargeHolcim, Ltd.............................     853,272     43,511,941
     LafargeHolcim, Ltd.............................     375,078     19,130,267
     Lonza Group AG.................................      16,770      5,162,096
     Novartis AG, Sponsored ADR.....................     440,411     36,950,483
     Novartis AG....................................   2,614,766    219,435,628
#    Swatch Group AG (The)..........................     139,269     62,335,490
     Swatch Group AG (The)..........................     176,687     14,540,751
     Swiss Life Holding AG..........................     104,266     37,387,554
     Swiss Prime Site AG............................      42,797      3,922,023
     Swiss Re AG....................................     522,525     47,906,796
#    Swisscom AG....................................      43,471     20,409,440
     UBS Group AG...................................   5,725,535     94,107,395
# *  UBS Group AG...................................   1,062,611     17,448,073
     Vifor Pharma AG................................      23,955      4,531,166
     Zurich Insurance Group AG......................     431,243    132,240,838
                                                                 --------------
TOTAL SWITZERLAND...................................              1,014,547,051
                                                                 --------------
UNITED KINGDOM -- (14.8%)
#    Anglo American P.L.C...........................   5,924,428    134,104,317
     Antofagasta P.L.C..............................     156,105      2,050,141
     Aviva P.L.C....................................   8,193,897     53,700,486
#    Barclays P.L.C., Sponsored ADR.................   5,030,440     52,014,750
     Barclays P.L.C.................................   1,696,161      4,314,701
     Barratt Developments P.L.C.....................   2,687,603     18,823,733
     BHP Billiton P.L.C.............................       6,454        148,531
#    BP P.L.C., Sponsored ADR.......................   7,847,784    353,856,581
     British American Tobacco P.L.C., Sponsored ADR.     188,935     10,349,859
     British American Tobacco P.L.C.................     354,784     19,503,274
     Glencore P.L.C.................................  17,707,203     77,653,751
     HSBC Holdings P.L.C............................  15,404,835    147,521,238
#    HSBC Holdings P.L.C., Sponsored ADR............   2,730,577    132,214,538
     Investec P.L.C.................................     164,899      1,193,698
     J Sainsbury P.L.C..............................   8,162,535     35,003,133
     John Wood Group P.L.C..........................     545,639      4,655,262
     Kingfisher P.L.C...............................   7,853,115     30,531,335
     Lloyds Banking Group P.L.C..................... 175,809,723    144,107,363
#    Lloyds Banking Group P.L.C., ADR...............   1,479,223      4,911,020
     Mediclinic International P.L.C.................     174,686      1,172,599
     Pearson P.L.C..................................     748,020      9,060,080
     Pearson P.L.C., Sponsored ADR..................   1,119,256     13,509,420
*    Quilter P.L.C..................................     561,830      1,140,803
*    Royal Bank of Scotland Group P.L.C.............   2,796,353      9,351,458
# *  Royal Bank of Scotland Group P.L.C., Sponsored
     ADR............................................     632,031      4,285,170

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                       SHARES       VALUE>>
                                                     ---------- ---------------
 UNITED KINGDOM -- (Continued)
        Royal Dutch Shell P.L.C., Class A...........    122,471 $     4,196,699
        Royal Dutch Shell P.L.C., Sponsored ADR.....  2,785,024     190,412,065
 #      Royal Dutch Shell P.L.C., Sponsored ADR.....  3,006,283     213,566,344
        Royal Mail P.L.C............................  2,891,617      17,790,817
        Shire P.L.C., ADR...........................     86,843      14,816,284
        Shire P.L.C.................................    293,960      16,742,225
        Standard Chartered P.L.C....................  4,366,765      39,376,588
        Standard Life Aberdeen P.L.C................  1,700,182       6,964,184
        Vodafone Group P.L.C........................ 58,351,986     142,551,598
        Vodafone Group P.L.C., Sponsored ADR........  4,011,201      98,474,991
        Wm Morrison Supermarkets P.L.C..............  8,697,888      29,823,976
        WPP P.L.C...................................     86,858       1,358,631
                                                                ---------------
 TOTAL UNITED KINGDOM...............................              2,041,251,643
                                                                ---------------
 TOTAL COMMON STOCKS................................             12,886,000,410
                                                                ---------------
 PREFERRED STOCKS -- (1.1%)
 GERMANY -- (1.1%)
        Bayerische Motoren Werke AG.................    101,052       8,367,975
        Porsche Automobil Holding SE................    298,549      20,193,923
        Volkswagen AG...............................    689,777     122,892,191
                                                                ---------------
 TOTAL GERMANY......................................                151,454,089
                                                                ---------------
 TOTAL INVESTMENT SECURITIES........................             13,037,454,499
                                                                ---------------

                                                                    VALUE+
                                                                ---------------
 SECURITIES LENDING COLLATERAL -- (5.7%)
 @ (S)  DFA Short Term Investment Fund.............. 68,691,837     794,833,243
                                                                ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $12,185,943,563)^^.........................            $13,832,287,742
                                                                ===============

    ADR    American Depositary Receipt
    P.L.C  Public Limited Company
    SA     Special Assessment
    >>     Securities have generally been fair valued. See Security
           Valuation Note within the Notes to Schedules of Investments.
    #      Total or Partial Securities on Loan.
    *      Non-Income Producing Securities.
    +      See Security Valuation Note within the Notes to Schedules of
           Investments.
    @      Security purchased with cash proceeds from Securities on Loan.
    (S)    Affiliated Fund.
    ^^     See Federal Tax Cost Note within the Notes to Schedules of
           Investments.

At July 31, 2018, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                              UNREALIZED
                             NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                  CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                  --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index......    784     09/21/18  $108,958,301 $110,430,320   $1,472,019
MSCI EAFA Index Future......     44     09/21/18     4,440,189    4,409,460      (30,729)
                                                  ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.....                      $113,398,490 $114,839,780   $1,441,290
                                                  ============ ============   ==========

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
   Australia.................. $    4,382,401 $   737,552,284   --    $   741,934,685
   Austria....................             --       7,709,557   --          7,709,557
   Belgium....................             --     141,778,390   --        141,778,390
   Canada.....................  1,111,536,530              --   --      1,111,536,530
   Denmark....................             --     215,193,624   --        215,193,624
   Finland....................        708,791     140,814,138   --        141,522,929
   France.....................             --   1,286,867,433   --      1,286,867,433
   Germany....................     69,742,889     887,933,033   --        957,675,922
   Hong Kong..................             --     372,682,426   --        372,682,426
   Ireland....................      6,813,731      32,176,688   --         38,990,419
   Israel.....................             --      43,555,687   --         43,555,687
   Italy......................     33,703,069     217,065,045   --        250,768,114
   Japan......................     70,087,555   2,951,054,031   --      3,021,141,586
   Netherlands................     44,717,395     469,219,710   --        513,937,105
   New Zealand................             --      21,617,751   --         21,617,751
   Norway.....................        263,350     107,366,675   --        107,630,025
   Portugal...................             --       5,589,472   --          5,589,472
   Singapore..................             --     113,575,175   --        113,575,175
   South Africa...............             --       6,026,538   --          6,026,538
   Spain......................        393,704     353,617,283   --        354,010,987
   Sweden.....................             --     342,924,607   --        342,924,607
   Switzerland................     71,306,363     943,240,688   --      1,014,547,051
   United Kingdom.............  1,089,551,825     951,699,818   --      2,041,251,643
Preferred Stocks
   Germany....................             --     151,454,089   --        151,454,089
Securities Lending Collateral.             --     794,833,243   --        794,833,243
Futures Contracts**...........      1,441,290              --   --          1,441,290
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,538,181,647 $11,295,547,385   --    $13,833,729,032
                               ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2018
                                  (UNAUDITED)

                                                         SHARES     VALUE>>
                                                        --------- ------------
  COMMON STOCKS -- (95.3%)
  BRAZIL -- (5.2%)
      Ambev SA, ADR.................................... 5,984,451 $ 30,760,078
      Ambev SA.........................................   855,320    4,423,244
      B3 SA--Brasil Bolsa Balcao....................... 1,554,790    9,854,915
      Banco Bradesco SA, ADR........................... 1,056,734    8,538,411
      Banco Bradesco SA................................ 1,129,129    8,387,317
      Banco BTG Pactual SA.............................     2,500       13,188
      Banco do Brasil SA...............................   778,916    6,744,670
      Banco Santander Brasil SA........................   444,757    4,322,792
      BB Seguridade Participacoes SA...................   735,543    4,799,363
      Braskem SA, Sponsored ADR........................   154,641    4,484,589
  *   BRF SA...........................................   287,141    1,732,807
      CCR SA........................................... 2,367,268    6,641,444
  *   Centrais Eletricas Brasileiras SA................   312,777    1,439,176
  *   Centrais Eletricas Brasileiras SA, ADR...........    49,971      253,103
      Cia de Saneamento Basico do Estado de Sao Paulo.. 457,600 3,047,984 Cia de Saneamento Basico do Estado de Sao Paulo,
      ADR..............................................    75,638      506,775
  *   Cia Siderurgica Nacional SA, Sponsored ADR.......   380,551      909,517
  *   Cia Siderurgica Nacional SA......................   575,321    1,407,147
      Cielo SA......................................... 1,808,236    6,913,434
      Cosan SA.........................................   297,463    2,922,085
      Embraer SA, Sponsored ADR........................   329,053    6,729,134
      Engie Brasil Energia SA..........................   259,701    2,587,115
      Equatorial Energia SA............................   333,000    5,434,218
      Fibria Celulose SA...............................    22,600      445,581
      Fibria Celulose SA, Sponsored ADR................   196,863    3,870,327
  #   Gerdau SA, Sponsored ADR.........................   631,681    2,779,396
      Gerdau SA........................................   176,416      584,716
      Hypermarcas SA...................................   373,949    2,764,790
      Itau Unibanco Holding SA.........................   447,826    4,772,610
      JBS SA........................................... 2,669,748    6,415,988
      Klabin SA........................................   721,600    3,883,601
      Kroton Educacional SA............................ 1,177,581    3,545,324
      Localiza Rent a Car SA...........................   606,300    3,836,524
      Lojas Americanas SA..............................   121,784      444,527
      Lojas Renner SA.................................. 1,274,302   10,484,226
      M Dias Branco SA.................................   104,200    1,065,237
      Magazine Luiza SA................................   114,700    4,041,836
      Multiplan Empreendimentos Imobiliarios SA........   153,900      823,359
      Natura Cosmeticos SA.............................   271,300    2,103,437
      Petroleo Brasileiro SA, Sponsored ADR............ 1,299,604   13,593,858
      Petroleo Brasileiro SA, Sponsored ADR............   556,265    6,524,988
      Petroleo Brasileiro SA........................... 2,706,971   15,823,660
      Porto Seguro SA..................................   294,829    3,896,176
      Raia Drogasil SA.................................   402,200    7,968,346
  *   Rumo SA.......................................... 1,305,713    5,166,077
      Suzano Papel e Celulose SA.......................   714,655    8,482,637
      Telefonica Brasil SA, ADR........................    66,193      730,771
      TIM Participacoes SA............................. 1,073,613    3,546,959
      Ultrapar Participacoes SA........................   360,184    3,900,962
      Ultrapar Participacoes SA, Sponsored ADR.........   254,308    2,792,302
      Vale SA, Sponsored ADR........................... 1,665,739   24,419,727
      Vale SA.......................................... 3,260,013   47,632,507
      WEG SA...........................................   339,933    1,676,434
                                                                  ------------
  TOTAL BRAZIL.........................................            320,869,389
                                                                  ------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES      VALUE>>
                                                        ----------- -----------
 CHILE -- (1.4%)
      AES Gener SA.....................................   2,468,815 $   655,698
      Aguas Andinas SA, Class A........................   4,770,656   2,782,749
 #    Banco de Chile, ADR..............................      44,834   4,192,467
      Banco de Credito e Inversiones SA................      69,881   4,842,111
      Banco Santander Chile, ADR.......................     227,071   7,450,199
      Cencosud SA......................................   2,652,360   7,274,032
      Cia Cervecerias Unidas SA........................     109,017   1,482,062
      Cia Cervecerias Unidas SA, Sponsored ADR.........      95,396   2,597,633
      Colbun SA........................................  11,908,297   2,651,496
      Embotelladora Andina SA, Class B ADR.............      22,761     567,432
      Empresa Nacional de Telecomunicaciones SA........     112,577   1,062,583
      Empresas CMPC SA.................................   1,840,763   7,459,514
      Empresas COPEC SA................................     358,658   5,762,755
      Enel Americas SA, ADR............................     853,477   7,484,994
      Enel Chile SA, ADR...............................     811,093   4,258,239
      Enel Chile SA....................................   4,085,567     432,936
      Itau CorpBanca................................... 217,080,063   2,294,208
 #    Itau CorpBanca, ADR..............................      30,902     487,015
 #    Latam Airlines Group SA, Sponsored ADR...........     468,440   5,330,847
      SACI Falabella...................................     878,957   8,185,149
 #    Sociedad Quimica y Minera de Chile SA, Sponsored
      ADR..............................................     153,936   7,430,491
                                                                    -----------
 TOTAL CHILE...........................................              84,684,610
                                                                    -----------
 CHINA -- (16.2%)
 # *  51job, Inc., ADR.................................       8,231     755,359
 *    58.com, Inc., ADR................................      24,802   1,668,182
      AAC Technologies Holdings, Inc...................     634,000   8,147,603
      Agile Group Holdings, Ltd........................   2,128,000   3,285,679
      Agricultural Bank of China, Ltd., Class H........  12,316,000   5,985,014
      Air China, Ltd., Class H.........................   2,406,000   2,222,118
 # *  Alibaba Group Holding, Ltd., Sponsored ADR.......     527,081  98,685,376
 # *  Alibaba Health Information Technology, Ltd.......     968,000     994,453
 *    Aluminum Corp. of China, Ltd., ADR...............     107,180   1,236,857
 *    Aluminum Corp. of China, Ltd., Class H...........   1,514,000     690,381
      Angang Steel Co., Ltd., Class H..................     828,000     881,728
      Anhui Conch Cement Co., Ltd., Class H............   1,089,500   7,006,789
      ANTA Sports Products, Ltd........................   1,125,000   5,745,630
      BAIC Motor Corp., Ltd., Class H..................   1,725,000   1,433,716
 *    Baidu, Inc., Sponsored ADR.......................     106,675  26,367,926
      Bank of China, Ltd., Class H.....................  33,922,181  16,025,391
      Bank of Communications Co., Ltd., Class H........   3,692,515   2,673,131
 #    BBMG Corp., Class H..............................     877,500     346,157
      Beijing Capital International Airport Co., Ltd.,
      Class H..........................................   1,312,000   1,494,403
      Beijing Enterprises Holdings, Ltd................     372,472   1,817,212
 #    Beijing Enterprises Water Group, Ltd.............   4,292,000   2,346,507
      Brilliance China Automotive Holdings, Ltd........   2,084,000   2,728,301
 #    BYD Co., Ltd., Class H...........................     644,386   3,660,638
      BYD Electronic International Co., Ltd............     547,000     639,935
      CGN Power Co., Ltd., Class H.....................   6,045,000   1,603,318
      China Cinda Asset Management Co., Ltd., Class H..   6,323,000   1,777,045
      China CITIC Bank Corp., Ltd., Class H............   3,686,928   2,372,992
      China Coal Energy Co., Ltd., Class H.............   1,577,777     662,820
      China Communications Construction Co., Ltd.,
      Class H..........................................   3,898,000   4,318,019
      China Communications Services Corp., Ltd.,
      Class H..........................................   1,226,000     777,231
      China Conch Venture Holdings, Ltd................     329,000   1,241,138
      China Construction Bank Corp., Class H...........  41,584,590  38,020,068
      China Eastern Airlines Corp., Ltd., ADR..........       2,200      68,376
      China Eastern Airlines Corp., Ltd., Class H......   1,734,000   1,084,034
      China Energy Engineering Corp., Ltd., Class H....     346,000      45,868

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE>>
                                                         ---------- -----------
 CHINA -- (Continued)
      China Everbright Bank Co., Ltd., Class H..........  1,711,000 $   752,587
      China Everbright International, Ltd...............  2,332,000   2,845,219
 # *  China Evergrande Group............................  3,652,000  10,135,075
 #    China Galaxy Securities Co., Ltd., Class H........  1,929,500   1,000,416
      China Gas Holdings, Ltd...........................  1,845,200   7,485,409
 #    China Hongqiao Group, Ltd.........................  2,630,000   2,497,435
      China Huarong Asset Management Co., Ltd., Class H  14,265,000   3,638,786
 *    China Huishan Dairy Holdings Co., Ltd.............  2,888,000         542
      China International Capital Corp., Ltd., Class H.. 347,600 599,716 China International Marine Containers Group Co.,
      Ltd., Class H.....................................    346,600     398,405
      China Jinmao Holdings Group, Ltd..................  3,474,000   1,676,863
      China Life Insurance Co., Ltd., ADR...............    542,363   6,822,926
      China Longyuan Power Group Corp., Ltd., Class H...  2,767,000   2,577,300
      China Medical System Holdings, Ltd................    530,000     907,608
      China Mengniu Dairy Co., Ltd......................  1,631,000   5,061,487
      China Merchants Bank Co., Ltd., Class H...........  2,139,054   8,389,937
      China Merchants Port Holdings Co., Ltd............    970,970   2,013,345
 #    China Merchants Securities Co., Ltd., Class H.....    227,800     291,225
      China Minsheng Banking Corp., Ltd., Class H.......  2,748,600   2,043,663
      China Mobile, Ltd., Sponsored ADR.................    902,501  41,000,620
 #    China Molybdenum Co., Ltd., Class H...............  1,587,966     813,410
      China National Building Material Co., Ltd.,
      Class H...........................................  4,188,000   4,559,255
      China Oilfield Services, Ltd., Class H............  1,164,000   1,064,413
      China Overseas Land & Investment, Ltd.............  4,770,000  15,027,543
      China Pacific Insurance Group Co., Ltd., Class H..  1,016,800   3,978,514
      China Petroleum & Chemical Corp., ADR.............    123,421  11,833,577
      China Petroleum & Chemical Corp., Class H......... 10,440,800  10,036,136
      China Railway Construction Corp., Ltd., Class H...  2,789,000   3,369,080
      China Railway Group, Ltd., Class H................  3,780,000   3,283,716
      China Railway Signal & Communication Corp., Ltd.,
      Class H...........................................  1,100,000     780,896
      China Reinsurance Group Corp., Class H............  4,184,000     875,039
      China Resources Beer Holdings Co., Ltd............    849,611   3,828,415
      China Resources Cement Holdings, Ltd..............  1,252,000   1,431,316
      China Resources Gas Group, Ltd....................  1,108,000   5,258,831
      China Resources Land, Ltd.........................  3,844,666  14,097,218
      China Resources Pharmaceutical Group, Ltd.........    900,000   1,310,115
      China Resources Power Holdings Co., Ltd...........  1,790,517   3,458,663
      China Shenhua Energy Co., Ltd., Class H...........  2,188,000   4,960,915
      China Southern Airlines Co., Ltd., Sponsored ADR..     12,306     436,617
      China Southern Airlines Co., Ltd., Class H........  2,050,000   1,438,787
      China State Construction International Holdings,
      Ltd...............................................  1,914,250   2,282,178
      China Taiping Insurance Holdings Co., Ltd.........  1,044,306   3,583,507
 #    China Telecom Corp., Ltd., ADR....................     55,820   2,633,588
      China Telecom Corp., Ltd., Class H................  3,440,000   1,626,956
      China Unicom Hong Kong, Ltd.......................  4,018,000   4,961,284
 #    China Unicom Hong Kong, Ltd., ADR.................    508,463   6,330,364
      China Vanke Co., Ltd., Class H....................    987,600   3,161,990
      Chongqing Rural Commercial Bank Co., Ltd., Class H  2,828,000   1,732,650
      CIFI Holdings Group Co., Ltd......................  1,542,000   1,007,339
      CITIC Securities Co., Ltd., Class H...............  1,145,500   2,296,579
      CITIC, Ltd........................................  3,274,000   4,640,834
      CNOOC, Ltd........................................  1,597,000   2,675,530
      CNOOC, Ltd., Sponsored ADR........................    104,426  17,543,568
 *    COSCO SHIPPING Development Co., Ltd., Class H.....  2,657,000     424,058
 # *  COSCO SHIPPING Holdings Co., Ltd., Class H........  2,789,500   1,169,024
      COSCO SHIPPING Ports, Ltd.........................    221,786     208,588
      Country Garden Holdings Co., Ltd..................  4,990,686   7,777,379
 *    Country Garden Services Holdings Co., Ltd.........    542,492     886,062
      CRRC Corp., Ltd., Class H.........................  1,677,000   1,474,713

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE>>
                                                         ---------- -----------
CHINA -- (Continued)
#    CSC Financial Co., Ltd., Class H...................     62,500 $    42,317
     CSPC Pharmaceutical Group, Ltd.....................  3,420,000   8,965,778
# *  Ctrip.com International, Ltd., ADR.................    212,221   8,732,894
     Dali Foods Group Co., Ltd..........................  1,145,500     960,414
     Dalian Port PDA Co., Ltd., Class H.................    961,000     137,291
*    Datang International Power Generation Co., Ltd.,
     Class H............................................  3,068,000     888,958
     Dongfeng Motor Group Co., Ltd., Class H............  2,126,000   2,137,524
     ENN Energy Holdings, Ltd...........................    741,000   7,534,275
     Everbright Securities Co., Ltd., Class H...........    129,400     144,804
     Fosun International, Ltd...........................  1,692,222   3,102,625
#    Fullshare Holdings, Ltd............................  3,307,500   1,459,886
     Fuyao Glass Industry Group Co., Ltd., Class H......    517,200   1,876,212
     Geely Automobile Holdings, Ltd.....................  4,750,000  10,893,931
     Genscript Biotech Corp.............................     40,000      98,188
     GF Securities Co., Ltd., Class H...................    671,600     942,571
#    Great Wall Motor Co., Ltd., Class H................  1,756,000   1,265,778
     Guangdong Investment, Ltd..........................  2,550,000   4,396,231
     Guangshen Railway Co., Ltd., Sponsored ADR.........     27,353     704,340
     Guangzhou Automobile Group Co., Ltd., Class H......  1,585,162   1,492,111
     Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
     Ltd., Class H......................................    140,000     596,531
     Guangzhou R&F Properties Co., Ltd., Class H........  1,808,800   3,256,541
     Guotai Junan Securities Co., Ltd., Class H.........    253,600     526,106
     Haier Electronics Group Co., Ltd...................  1,145,000   3,348,596
     Haitian International Holdings, Ltd................    530,000   1,246,053
     Haitong Securities Co., Ltd., Class H..............  2,638,800   2,670,718
*    Hanergy Thin Film Power Group, Ltd.................  5,416,000      26,776
     Hengan International Group Co., Ltd................    853,000   7,598,481
     Huadian Power International Corp., Ltd., Class H...  1,738,000     816,794
#    Huaneng Power International, Inc., Sponsored ADR...     33,952   1,019,239
     Huaneng Power International, Inc., Class H.........  1,598,000   1,203,906
*    Huatai Securities Co., Ltd., Class H...............    750,400   1,185,044
#    Huazhu Group, Ltd., ADR............................     82,168   3,287,542
     Huishang Bank Corp., Ltd., Class H.................    800,800     346,808
     Industrial & Commercial Bank of China, Ltd.,
     Class H............................................ 44,476,185  33,053,086
*    JD.com, Inc., ADR..................................    203,735   7,305,937
     Jiangsu Expressway Co., Ltd., Class H..............  1,192,000   1,449,982
     Jiangxi Copper Co., Ltd., Class H..................  1,026,000   1,298,051
     Kingboard Holdings, Ltd............................    860,000   3,009,500
     Kingboard Laminates Holdings, Ltd..................    177,500     213,019
     Kunlun Energy Co., Ltd.............................  4,930,000   4,264,805
     Lee & Man Paper Manufacturing, Ltd.................  1,126,000   1,097,150
     Legend Holdings Corp., Class H.....................    337,700   1,009,220
#    Lenovo Group, Ltd.................................. 10,021,278   5,573,058
     Livzon Pharmaceutical Group, Inc., Class H.........      2,860      13,475
     Logan Property Holdings Co., Ltd...................  1,624,000   2,045,551
     Longfor Group Holdings, Ltd........................  1,986,000   5,603,008
*    Maanshan Iron & Steel Co., Ltd., Class H...........  1,048,000     561,534
     Metallurgical Corp. of China, Ltd., Class H........  1,188,000     348,622
     Minth Group, Ltd...................................    492,000   1,856,417
*    MMG, Ltd...........................................    812,000     498,176
*    Momo, Inc., Sponsored ADR..........................     59,035   2,421,616
     NetEase, Inc., ADR.................................     55,240  14,251,920
     New China Life Insurance Co., Ltd., Class H........    436,700   2,016,073
     New Oriental Education & Technology Group, Inc.,
     Sponsored ADR......................................     17,411   1,498,042
     Nexteer Automotive Group, Ltd......................    976,000   1,392,664
     Nine Dragons Paper Holdings, Ltd...................  1,888,000   2,341,750
     Orient Securities Co., Ltd., Class H...............     32,000      23,387
     People's Insurance Co. Group of China, Ltd. (The),
     Class H............................................  5,044,000   2,258,357
#    PetroChina Co., Ltd., ADR..........................    118,623   8,998,741

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE>>
                                                       --------- --------------
CHINA -- (Continued)
     PetroChina Co., Ltd., Class H.................... 3,056,000 $    2,327,283
     PICC Property & Casualty Co., Ltd., Class H...... 3,603,198      4,071,386
     Ping An Insurance Group Co. of China, Ltd.,
     Class H.......................................... 3,690,000     34,351,239
     Postal Savings Bank of China Co., Ltd., Class H..   958,000        643,994
#    Red Star Macalline Group Corp., Ltd., Class H....   184,009        217,210
*    Semiconductor Manufacturing International Corp... 4,418,600      5,358,507
*    Semiconductor Manufacturing International Corp.,
     ADR..............................................    10,378         63,410
# *  Shanghai Electric Group Co., Ltd., Class H....... 1,302,000        436,852
#    Shanghai Fosun Pharmaceutical Group Co., Ltd.,
     Class H..........................................   240,500      1,150,462
     Shanghai Pharmaceuticals Holding Co., Ltd.,
     Class H..........................................   443,900      1,178,633
     Shengjing Bank Co., Ltd., Class H................   225,000        136,107
     Shenzhou International Group Holdings, Ltd.......   574,000      7,048,921
     Shimao Property Holdings, Ltd.................... 2,297,871      6,535,221
     Sino Biopharmaceutical, Ltd...................... 5,633,000      7,715,080
     Sino-Ocean Group Holding, Ltd.................... 2,194,000      1,240,961
     Sinopec Engineering Group Co., Ltd., Class H.....   812,500        827,766
     Sinopec Shanghai Petrochemical Co., Ltd.,
     Sponsored ADR....................................     7,417        454,989
     Sinopec Shanghai Petrochemical Co., Ltd., Class H 3,763,000      2,262,636
     Sinopharm Group Co., Ltd., Class H............... 1,310,800      5,548,295
     Sun Art Retail Group, Ltd........................ 3,039,500      3,885,489
#    Sunac China Holdings, Ltd........................   953,000      3,116,145
     Sunny Optical Technology Group Co., Ltd..........   536,000      8,890,419
*    TAL Education Group, ADR.........................    24,973        798,886
     Tencent Holdings, Ltd............................ 3,704,000    168,585,210
     Tingyi Cayman Islands Holding Corp............... 2,732,000      6,316,718
     TravelSky Technology, Ltd., Class H..............   762,000      2,172,108
     Tsingtao Brewery Co., Ltd., Class H..............   204,000      1,092,427
*    Vipshop Holdings, Ltd., ADR......................   126,444      1,220,185
     Want Want China Holdings, Ltd.................... 6,644,000      5,506,342
     Weichai Power Co., Ltd., Class H................. 3,416,800      4,180,230
     Xinjiang Goldwind Science & Technology Co.,
     Ltd., Class H....................................   341,319        436,019
     Yanzhou Coal Mining Co., Ltd., Class H........... 1,500,000      1,873,805
     Yum China Holdings, Inc..........................   191,181      6,897,810
*    YY, Inc., ADR....................................    16,586      1,546,313
     Zhejiang Expressway Co., Ltd., Class H........... 1,332,000      1,131,346
#    Zhongsheng Group Holdings, Ltd...................   573,500      1,308,421
     Zhuzhou CRRC Times Electric Co., Ltd., Class H...   313,200      1,881,512
     Zijin Mining Group Co., Ltd., Class H............ 7,523,000      2,789,084
     Zoomlion Heavy Industry Science and Technology
     Co., Ltd., Class H...............................   724,400        292,465
*    ZTE Corp., Class H...............................   454,885        780,087
#    ZTO Express Cayman, Inc., ADR....................   139,492      2,766,126
                                                                 --------------
TOTAL CHINA...........................................            1,003,551,109
                                                                 --------------
COLOMBIA -- (0.5%)
     Banco de Bogota SA...............................    48,940      1,159,796
     Bancolombia SA, Sponsored ADR....................   111,500      5,118,965
     Bancolombia SA...................................   263,306      3,047,991
     Cementos Argos SA................................   306,742        976,311
#    Ecopetrol SA, Sponsored ADR......................   172,877      3,694,382
     Ecopetrol SA..................................... 3,327,922      3,534,586
     Grupo Argos SA...................................   184,596      1,238,942
     Grupo Aval Acciones y Valores SA, ADR............    84,617        662,551
     Grupo de Inversiones Suramericana SA.............   260,067      3,248,026
     Grupo Energia Bogota SA ESP...................... 1,189,041        826,837
     Grupo Nutresa SA.................................   169,196      1,576,938
     Interconexion Electrica SA ESP...................   613,721      3,014,993
                                                                 --------------
TOTAL COLOMBIA........................................               28,100,318
                                                                 --------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S..............................................   305,092 $ 8,012,008
    Komercni banka A.S...................................    43,650   1,895,212
    Moneta Money Bank A.S................................    30,234     103,706
    O2 Czech Republic A.S................................    70,083     830,303
    Philip Morris CR A.S.................................       755     520,862
                                                                    -----------
TOTAL CZECH REPUBLIC.....................................            11,362,091
                                                                    -----------
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E., GDR...... 1,400,823   6,403,394
    Commercial International Bank Egypt S.A.E., GDR......   113,389     518,755
*   Egyptian Financial Group-Hermes Holding Co., GDR.....    33,850      66,346
*   Egyptian Financial Group-Hermes Holding Co., GDR.....    17,482      34,357
                                                                    -----------
TOTAL EGYPT..............................................             7,022,852
                                                                    -----------
GREECE -- (0.2%)
*   Alpha Bank AE........................................   105,217     229,719
*   Eurobank Ergasias SA.................................       332         344
*   FF Group.............................................    12,618      88,326
    Hellenic Petroleum SA................................   112,224     938,403
    Hellenic Telecommunications Organization SA..........   340,319   4,422,638
    JUMBO SA.............................................   168,373   2,696,890
    Motor Oil Hellas Corinth Refineries SA...............    96,253   2,045,084
*   National Bank of Greece SA...........................   128,189      41,717
    OPAP SA..............................................   278,698   3,111,643
    Titan Cement Co. SA..................................    61,385   1,489,193
                                                                    -----------
TOTAL GREECE.............................................            15,063,957
                                                                    -----------
HUNGARY -- (0.4%)
    MOL Hungarian Oil & Gas P.L.C........................ 1,279,647  12,537,842
    OTP Bank P.L.C.......................................   283,456  10,661,951
    Richter Gedeon Nyrt..................................   117,849   2,129,820
                                                                    -----------
TOTAL HUNGARY............................................            25,329,613
                                                                    -----------
INDIA -- (13.0%)
*   3M India, Ltd........................................        76      25,868
*   5Paisa Capital, Ltd..................................     4,048      20,886
    ABB India, Ltd.......................................    30,827     547,685
    ACC, Ltd.............................................    74,360   1,666,648
    Adani Enterprises, Ltd...............................   274,364     781,798
*   Adani Green Energy, Ltd..............................   208,791     183,870
    Adani Ports & Special Economic Zone, Ltd.............   833,961   4,886,133
*   Adani Transmissions, Ltd.............................   272,206     671,683
*   Aditya Birla Capital, Ltd............................   684,207   1,464,420
*   Aditya Birla Fashion and Retail, Ltd.................   411,628     846,110
    Alkem Laboratories, Ltd..............................     1,430      44,254
    Ambuja Cements, Ltd..................................   724,735   2,437,644
    Apollo Hospitals Enterprise, Ltd.....................    29,982     417,395
    Apollo Tyres, Ltd....................................    79,582     341,465
    Ashok Leyland, Ltd................................... 2,765,773   4,546,099
    Asian Paints, Ltd....................................   448,324   9,484,509
    Aurobindo Pharma, Ltd................................   652,018   5,625,960
*   Avenue Supermarts, Ltd...............................    16,071     388,561
*   Axis Bank, Ltd....................................... 1,821,634  14,595,744
    Bajaj Auto, Ltd......................................   101,584   4,012,034
    Bajaj Finance, Ltd...................................   249,497   9,863,983
    Bajaj Finserv, Ltd...................................    71,607   7,306,550
    Bajaj Holdings & Investment, Ltd.....................    60,666   2,572,423

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- -----------
INDIA -- (Continued)
    Balkrishna Industries, Ltd...........................    81,594 $ 1,436,578
    Bank of Baroda.......................................   932,221   2,088,567
*   Bank of India........................................   242,165     333,990
    Berger Paints India, Ltd.............................   347,022   1,598,914
    Bharat Electronics, Ltd..............................   720,775   1,242,628
    Bharat Forge, Ltd....................................   306,682   2,881,349
    Bharat Heavy Electricals, Ltd........................ 1,441,324   1,555,336
    Bharat Petroleum Corp., Ltd..........................   829,380   4,738,686
    Bharti Airtel, Ltd................................... 1,900,659  10,830,790
    Bharti Infratel, Ltd.................................   571,500   2,387,134
    Biocon, Ltd..........................................   121,818   1,039,931
    Bosch, Ltd...........................................     7,147   1,969,839
    Britannia Industries, Ltd............................    31,591   3,020,934
*   Cadila Healthcare, Ltd...............................   372,158   2,071,220
    Canara Bank..........................................   245,549   1,023,408
    Castrol India, Ltd...................................   247,880     631,373
    Cholamandalam Investment and Finance Co., Ltd........    70,179   1,466,442
    Cipla, Ltd...........................................   555,658   5,187,458
    Coal India, Ltd......................................   745,896   2,849,732
    Colgate-Palmolive India, Ltd.........................   115,396   1,928,312
    Container Corp. Of India, Ltd........................    79,157     772,356
    Cummins India, Ltd...................................    95,747     942,144
    Dabur India, Ltd.....................................   743,476   4,578,489
    Dalmia Bharat, Ltd...................................    30,055   1,166,035
    Dewan Housing Finance Corp., Ltd.....................   347,580   3,056,097
    Divi's Laboratories, Ltd.............................   147,169   2,468,419
    DLF, Ltd.............................................   707,934   2,029,477
    Dr Reddy's Laboratories, Ltd., ADR...................   148,465   4,636,562
    Dr Reddy's Laboratories, Ltd.........................    71,015   2,215,036
    Edelweiss Financial Services, Ltd....................   724,716   3,297,026
    Eicher Motors, Ltd...................................    20,610   8,369,561
    Emami, Ltd...........................................   180,662   1,558,928
    Endurance Technologies, Ltd..........................     1,893      38,689
    Exide Industries, Ltd................................   375,923   1,541,185
    Federal Bank, Ltd.................................... 2,385,532   3,111,120
*   Future Retail, Ltd...................................   104,881     819,930
    GAIL India, Ltd......................................   824,943   4,523,150
    GAIL India, Ltd., GDR................................    51,184   1,740,671
    Gillette India, Ltd..................................       541      52,932
    GlaxoSmithKline Consumer Healthcare, Ltd.............    13,803   1,308,430
    GlaxoSmithKline Pharmaceuticals, Ltd.................    13,217     611,441
    Glenmark Pharmaceuticals, Ltd........................    47,313     403,478
    Godrej Consumer Products, Ltd........................   337,726   6,516,912
    Godrej Industries, Ltd...............................    71,533     679,730
    Grasim Industries, Ltd...............................   354,970   5,315,565
    GRUH Finance, Ltd....................................   194,972     921,540
    Havells India, Ltd...................................   234,115   2,168,124
    HCL Technologies, Ltd................................   862,054  12,138,077
    HDFC Bank, Ltd....................................... 1,383,984  43,777,904
    Hero MotoCorp, Ltd...................................    85,976   4,132,022
    Hindalco Industries, Ltd............................. 3,049,055   9,529,767
    Hindustan Petroleum Corp., Ltd.......................   726,814   3,022,825
    Hindustan Unilever, Ltd..............................   992,915  25,124,287
    Housing Development Finance Corp., Ltd............... 1,536,141  44,597,167
*   ICICI Bank, Ltd., Sponsored ADR...................... 1,163,963  10,277,789
    ICICI Prudential Life Insurance Co., Ltd.............    90,858     554,137
*   IDBI Bank, Ltd.......................................    97,901      84,588
*   Idea Cellular, Ltd................................... 5,576,048   4,447,699
    IDFC Bank, Ltd....................................... 1,324,674     777,806

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE>>
                                                        --------- -----------
  INDIA -- (Continued)
      IIFL Holdings, Ltd...............................   111,769 $ 1,095,901
      Indiabulls Housing Finance, Ltd..................   656,568  12,444,756
      Indiabulls Ventures, Ltd.........................    11,067      96,612
  *   Indian Bank......................................   114,252     596,417
      Indian Oil Corp., Ltd............................ 1,522,278   3,663,275
      Indraprastha Gas, Ltd............................   240,300   1,067,596
      IndusInd Bank, Ltd...............................   173,449   5,060,016
      Info Edge India, Ltd.............................       522      10,373
  #   Infosys, Ltd., Sponsored ADR.....................   847,888  17,110,380
      Infosys, Ltd..................................... 1,805,229  35,927,538
      InterGlobe Aviation, Ltd.........................    58,641     799,483
      ITC, Ltd......................................... 4,651,620  20,207,018
  *   Jindal Steel & Power, Ltd........................   564,546   1,690,552
      JSW Steel, Ltd................................... 2,677,650  12,870,273
      Jubilant Foodworks, Ltd..........................    52,627   1,081,330
      Kansai Nerolac Paints, Ltd.......................    70,642     490,445
      Kotak Mahindra Bank, Ltd.........................   538,866  10,288,436
      L&T Finance Holdings, Ltd........................   792,785   2,038,697
      Larsen & Toubro Infotech, Ltd....................    20,968     574,850
      Larsen & Toubro, Ltd.............................   593,379  11,291,849
      LIC Housing Finance, Ltd.........................   876,185   6,747,875
      Lupin, Ltd.......................................   355,461   4,268,604
      Mahindra & Mahindra Financial Services, Ltd......   348,223   2,615,617
      Mahindra & Mahindra, Ltd.........................   649,954   8,869,972
      Mangalore Refinery & Petrochemicals, Ltd.........   285,511     337,961
      Marico, Ltd......................................   748,884   3,980,428
      Maruti Suzuki India, Ltd.........................   138,331  19,255,577
  *   Max Financial Services, Ltd......................    11,034      79,766
      Mindtree, Ltd....................................    61,790     843,339
      Motherson Sumi Systems, Ltd......................   958,259   4,537,925
      Motilal Oswal Financial Services, Ltd............    34,676     464,222
      Mphasis, Ltd.....................................    50,145     848,933
      MRF, Ltd.........................................     2,969   3,440,256
      Muthoot Finance, Ltd.............................   197,474   1,164,375
      Natco Pharma, Ltd................................     5,022      57,405
      NBCC India, Ltd..................................   239,532     246,647
      Nestle India, Ltd................................    37,106   5,728,506
      NHPC, Ltd........................................ 2,269,230     787,096
      NTPC, Ltd........................................ 1,623,015   3,676,453
      Oberoi Realty, Ltd...............................    12,120      87,140
      Oil & Natural Gas Corp., Ltd.....................   990,901   2,397,031
      Oil India, Ltd...................................   271,393     830,378
  *   Oracle Financial Services Software, Ltd..........    23,161   1,312,170
      Page Industries, Ltd.............................     5,806   2,456,689
      Petronet LNG, Ltd................................ 1,497,580   4,998,679
      Pidilite Industries, Ltd.........................   195,176   3,208,171
      Piramal Enterprises, Ltd.........................    82,299   3,206,356
      PNB Housing Finance, Ltd.........................     9,091     171,560
      Power Finance Corp., Ltd.........................   860,631   1,099,081
      Power Grid Corp. of India, Ltd................... 1,910,627   5,092,110
  *   Praxis Home Retail, Ltd..........................     1,458       4,007
      Procter & Gamble Hygiene & Health Care, Ltd......    10,367   1,565,722
  *   Punjab National Bank.............................   669,278     832,725
      Rajesh Exports, Ltd..............................   147,784   1,220,327
      Ramco Cements, Ltd. (The)........................    47,759     501,715
      RBL Bank, Ltd....................................    95,959     804,869
      Reliance Capital, Ltd............................   128,364     788,300
  *   Reliance Home Finance, Ltd.......................   174,706     160,113
      Reliance Industries, Ltd......................... 3,145,620  54,431,656

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE>>
                                                       ---------- ------------
 INDIA -- (Continued)
     Reliance Industries, Ltd., GDR...................      3,374 $    115,391
     Rural Electrification Corp., Ltd.................  2,049,167    3,518,916
     Shree Cement, Ltd................................     10,928    2,711,633
     Shriram City Union Finance, Ltd..................      1,315       36,737
     Shriram Transport Finance Co., Ltd...............    193,223    3,910,700
     Siemens, Ltd.....................................     50,501      729,916
 *   State Bank of India..............................  1,809,426    7,762,075
 *   Steel Authority of India, Ltd....................    899,628    1,018,810
     Sun Pharmaceutical Industries, Ltd...............    817,270    6,800,168
     Sun TV Network, Ltd..............................    129,047    1,456,336
 *   Sundaram Finance Holdings, Ltd...................     27,690       47,490
     Sundaram Finance, Ltd............................     28,575      623,512
     Tata Chemicals, Ltd..............................     44,968      452,226
     Tata Communications, Ltd.........................     77,814      657,310
     Tata Consultancy Services, Ltd...................  1,404,922   39,922,226
     Tata Global Beverages, Ltd.......................    157,807      570,205
 *   Tata Motors, Ltd., Sponsored ADR.................     41,094      747,911
 *   Tata Motors, Ltd.................................  2,649,020   10,002,661
     Tata Power Co., Ltd. (The).......................  2,311,735    2,513,245
     Tata Steel, Ltd..................................  1,295,722   10,672,442
     Tech Mahindra, Ltd...............................    790,878    7,851,780
     Titan Co., Ltd...................................    364,783    4,856,560
     Torrent Pharmaceuticals, Ltd.....................     94,358    2,100,826
     TVS Motor Co., Ltd...............................    131,305      991,733
     UltraTech Cement, Ltd............................     79,522    4,869,040
     United Breweries, Ltd............................     54,550      880,777
 *   United Spirits, Ltd..............................    338,070    2,895,588
     UPL, Ltd.........................................    861,942    8,083,034
     Vakrangee, Ltd...................................    367,011      257,880
     Vedanta, Ltd.....................................  4,103,469   13,375,052
     Voltas, Ltd......................................     77,532      643,350
     Whirlpool of India, Ltd..........................      4,912      124,664
     Wipro, Ltd.......................................  1,408,295    5,697,588
     Yes Bank, Ltd....................................  2,730,973   14,668,414
     Zee Entertainment Enterprises, Ltd...............    681,709    5,233,570
                                                                  ------------
 TOTAL INDIA..........................................             804,646,757
                                                                  ------------
 INDONESIA -- (2.5%)
     Adaro Energy Tbk PT.............................. 53,869,600    7,127,696
     Astra Agro Lestari Tbk PT........................  1,255,245      947,162
     Astra International Tbk PT....................... 22,239,310   11,033,427
     Bank Central Asia Tbk PT.........................  9,371,600   15,127,352
     Bank Danamon Indonesia Tbk PT....................  4,531,379    2,068,759
     Bank Mandiri Persero Tbk PT...................... 17,933,634    8,279,934
     Bank Negara Indonesia Persero Tbk PT............. 11,476,622    5,901,649
     Bank Pembangunan Daerah Jawa Barat Dan Banten
     Tbk PT...........................................  1,514,200      216,287
     Bank Rakyat Indonesia Persero Tbk PT............. 63,168,800   13,458,685
     Bank Tabungan Negara Persero Tbk PT..............  7,450,900    1,220,282
     Barito Pacific Tbk PT............................ 12,319,700    1,551,969
     Bayan Resources Tbk PT...........................     79,500      108,818
     Bukit Asam Tbk PT................................  8,340,900    2,596,227
     Bumi Serpong Damai Tbk PT........................ 11,859,700    1,113,333
     Charoen Pokphand Indonesia Tbk PT................ 12,216,600    3,833,062
     Gudang Garam Tbk PT..............................    812,100    4,236,129
     Indah Kiat Pulp & Paper Corp. Tbk PT.............  4,753,400    6,334,772
     Indo Tambangraya Megah Tbk PT....................    470,100      929,081
     Indocement Tunggal Prakarsa Tbk PT...............  1,698,800    1,667,057
     Indofood CBP Sukses Makmur Tbk PT................  3,456,800    2,093,312
     Indofood Sukses Makmur Tbk PT.................... 14,843,600    6,541,674

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE>>
                                                       ---------- ------------
 INDONESIA -- (Continued)
     Indosat Tbk PT...................................  1,720,800 $    419,019
     Jasa Marga Persero Tbk PT........................  3,871,113    1,260,469
     Kalbe Farma Tbk PT............................... 27,775,800    2,496,457
     Matahari Department Store Tbk PT.................  3,313,800    1,848,417
     Mayora Indah Tbk PT.............................. 19,225,725    4,119,712
     Media Nusantara Citra Tbk PT.....................  7,939,500      543,392
     Mitra Keluarga Karyasehat Tbk PT.................  2,463,600      341,624
     Pabrik Kertas Tjiwi Kimia Tbk PT.................    150,600      151,633
     Pakuwon Jati Tbk PT.............................. 46,392,900    1,658,647
     Perusahaan Gas Negara Persero Tbk................ 12,734,800    1,504,081
     Semen Baturaja Persero Tbk PT....................  1,298,200      290,015
     Semen Indonesia Persero Tbk PT...................  4,367,400    2,304,508
     Sinar Mas Agro Resources & Technology Tbk PT.....  1,035,900      277,854
     Surya Citra Media Tbk PT.........................  8,971,800    1,277,639
     Telekomunikasi Indonesia Persero Tbk PT.......... 37,216,900    9,228,617
     Telekomunikasi Indonesia Persero Tbk PT,
     Sponsored ADR....................................    196,768    4,824,751
     Tower Bersama Infrastructure Tbk PT..............  2,551,800      929,894
     Unilever Indonesia Tbk PT........................  2,015,700    6,049,837
     United Tractors Tbk PT...........................  4,364,696   10,693,098
 *   Vale Indonesia Tbk PT............................  3,690,000    1,120,257
     Waskita Karya Persero Tbk PT..................... 14,513,179    2,137,608
 *   XL Axiata Tbk PT................................. 10,996,700    2,103,168
                                                                  ------------
 TOTAL INDONESIA......................................             151,967,364
                                                                  ------------
 MALAYSIA -- (3.1%)
     AFFIN Bank Bhd...................................    548,300      346,653
     AirAsia Group Bhd................................  5,016,800    4,403,657
     Alliance Bank Malaysia Bhd.......................  1,646,800    1,629,108
     AMMB Holdings Bhd................................  2,932,759    2,904,536
     Astro Malaysia Holdings Bhd......................  2,488,700    1,120,909
 #   Axiata Group Bhd.................................  4,014,602    4,348,886
     Batu Kawan Bhd...................................    105,400      451,665
     BIMB Holdings Bhd................................  1,138,455    1,113,527
     Boustead Holdings Bhd............................    264,800      155,115
     British American Tobacco Malaysia Bhd............    236,000    1,991,212
 #   Bursa Malaysia Bhd...............................    194,400      374,250
     Carlsberg Brewery Malaysia Bhd, Class B..........     10,900       51,352
     CIMB Group Holdings Bhd..........................  4,705,655    6,775,759
     Dialog Group Bhd.................................  1,487,318    1,217,083
     DiGi.Com Bhd.....................................  5,082,520    5,695,469
     FGV Holdings Bhd.................................  4,302,300    1,835,515
     Fraser & Neave Holdings Bhd......................     78,300      719,123
 #   Gamuda Bhd.......................................  2,313,100    2,205,171
     Genting Bhd......................................  5,238,500   11,285,354
     Genting Malaysia Bhd.............................  3,824,300    4,767,305
 #   Genting Plantations Bhd..........................    415,600      956,174
     HAP Seng Consolidated Bhd........................    973,700    2,350,619
 #   Hartalega Holdings Bhd...........................  2,213,600    3,354,046
     Heineken Malaysia Bhd............................     16,500       92,062
     Hong Leong Bank Bhd..............................    446,566    2,100,541
     Hong Leong Financial Group Bhd...................    673,583    2,998,904
 #   IHH Healthcare Bhd...............................  1,798,500    2,617,766
     IJM Corp. Bhd....................................  4,823,462    2,329,031
 #   Inari Amertron Bhd...............................  2,004,000    1,210,301
 #   IOI Corp. Bhd....................................  3,727,905    4,243,804
     IOI Properties Group Bhd.........................  2,642,329    1,236,915
     Kuala Lumpur Kepong Bhd..........................    561,700    3,424,108
 *   Lafarge Malaysia Bhd.............................     16,380       12,765
     Malayan Banking Bhd..............................  4,708,636   11,376,150

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE>>
                                                       ---------- ------------
 MALAYSIA -- (Continued)
     Malaysia Airports Holdings Bhd...................  1,699,441 $  3,872,360
     Malaysia Building Society Bhd....................  2,770,900      763,580
     Maxis Bhd........................................  2,881,400    4,111,538
     MISC Bhd.........................................  2,259,298    3,717,939
     MMC Corp. Bhd....................................  1,730,200      626,081
     My EG Services Bhd...............................  1,537,500      470,357
     Nestle Malaysia Bhd..............................     44,500    1,617,409
     Petronas Chemicals Group Bhd.....................  3,389,400    7,454,276
     Petronas Dagangan Bhd............................    307,800    2,047,341
     Petronas Gas Bhd.................................    890,500    4,108,796
     PPB Group Bhd....................................    977,880    3,971,783
 #   Press Metal Aluminium Holdings Bhd...............  1,919,800    2,263,777
     Public Bank Bhd..................................  3,656,014   21,655,796
 #   QL Resources Bhd.................................    574,690      848,652
     RHB Bank Bhd.....................................  1,405,605    1,883,040
 *   Sapura Energy Bhd................................  1,536,800      229,053
 #   Sime Darby Bhd...................................  2,519,161    1,566,710
 #   Sime Darby Plantation Bhd........................  3,018,761    3,905,553
 #   Sime Darby Property Bhd..........................  3,018,761      997,858
     SP Setia Bhd Group...............................  1,340,249      980,909
 #   Sunway Bhd.......................................  2,695,725    1,015,368
 #   Telekom Malaysia Bhd.............................  1,540,864    1,504,097
     Tenaga Nasional Bhd..............................  3,977,150   15,366,017
     Top Glove Corp. Bhd..............................  1,101,700    2,751,615
     UMW Holdings Bhd.................................  1,213,666    1,791,923
     United Plantations Bhd...........................     49,700      329,950
     Westports Holdings Bhd...........................  1,568,000    1,430,816
     YTL Corp. Bhd.................................... 14,031,099    4,668,176
     YTL Power International Bhd......................  2,843,597      853,666
                                                                  ------------
 TOTAL MALAYSIA.......................................             188,499,271
                                                                  ------------
 MEXICO -- (4.1%)
 #   Alfa S.A.B. de C.V., Class A.....................  9,141,426   12,448,358
 #   America Movil S.A.B. de C.V., Series L........... 48,207,854   41,255,799
     America Movil S.A.B. de C.V., Class L Sponsored
     ADR..............................................    109,448    1,872,655
     Arca Continental S.A.B. de C.V...................    605,424    4,020,189
 #   Banco Santander Mexico SA Institucion de Banca
     Multiple Grupo Financiero Santand, ADR...........     55,735      465,945
     Banco Santander Mexico SA Institucion de Banca
     Multiple Grupo Financiero Santand, Class B.......  2,837,053    4,784,299
 #   Becle S.A.B. de C.V..............................     94,390      131,574
 *   Cemex S.A.B. de C.V.............................. 24,758,419   18,491,352
     Coca-Cola Femsa S.A.B. de C.V., Series L.........    331,815    2,075,874
 #   Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR....     15,150      946,724
 #   El Puerto de Liverpool S.A.B. de C.V.............    293,210    2,185,968
     Fomento Economico Mexicano S.A.B. de C.V.........  1,526,285   14,993,630
 #   Gruma S.A.B. de C.V., Class B....................    573,607    7,414,088
     Grupo Aeroportuario del Pacifico S.A.B. de C.V.,
     ADR..............................................     13,641    1,289,757
     Grupo Aeroportuario del Pacifico S.A.B. de C.V.,
     Class B..........................................    533,221    5,043,895
 #   Grupo Aeroportuario del Sureste S.A.B. de C.V.,
     ADR..............................................     32,374    5,784,910
 #   Grupo Bimbo S.A.B. de C.V., Series A.............  2,085,945    4,467,864
 #   Grupo Carso S.A.B. de C.V., Series A1............    793,269    3,302,849
 #   Grupo Elektra S.A.B. de C.V......................     95,655    3,578,565
     Grupo Financiero Banorte S.A.B. de C.V...........  2,329,239   16,246,654
 #   Grupo Financiero Inbursa S.A.B. de C.V...........  3,829,726    6,318,578
     Grupo Lala S.A.B. de C.V.........................  1,070,588    1,139,073
     Grupo Mexico S.A.B. de C.V., Series B............  6,360,255   20,021,524
     Grupo Televisa S.A.B., Series CPO................  3,641,138   14,488,165
     Grupo Televisa S.A.B., Sponsored ADR.............    119,073    2,367,171

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE>>
                                                        ---------- ------------
 MEXICO -- (Continued)
 # *  Impulsora del Desarrollo y el Empleo en America
      Latina S.A.B. de C.V.............................  2,300,948 $  3,780,850
 #    Industrias Penoles S.A.B. de C.V.................    368,919    6,254,961
      Infraestructura Energetica Nova S.A.B. de C.V....    759,365    3,716,204
 #    Kimberly-Clark de Mexico S.A.B. de C.V., Class A.  2,348,560    4,324,695
 *    La Comer S.A.B. de C.V...........................     11,756       12,931
      Megacable Holdings S.A.B. de C.V.................    317,019    1,521,160
      Mexichem S.A.B. de C.V...........................  3,082,466   10,786,626
 # *  Organizacion Soriana S.A.B. de C.V., Class B.....  1,072,051    2,024,718
      Promotora y Operadora de Infraestructura S.A.B.
      de C.V...........................................    284,767    2,941,522
      Promotora y Operadora de Infraestructura S.A.B.
      de C.V...........................................      3,236       24,655
 #    Wal-Mart de Mexico S.A.B. de C.V.................  7,198,435   21,014,707
                                                                   ------------
 TOTAL MEXICO..........................................             251,538,489
                                                                   ------------
 PERU -- (0.3%)
      Cementos Pacasmayo SAA, ADR......................     15,158      173,714
      Cia de Minas Buenaventura SAA, ADR...............    125,122    1,719,176
      Credicorp, Ltd...................................     70,995   16,241,526
 *    Grana y Montero SAA, Sponsored ADR...............    108,988      411,975
                                                                   ------------
 TOTAL PERU............................................              18,546,391
                                                                   ------------
 PHILIPPINES -- (1.3%)
      Aboitiz Equity Ventures, Inc.....................  2,290,670    2,488,021
      Aboitiz Power Corp...............................  1,888,900    1,323,919
 *    Alliance Global Group, Inc....................... 10,036,900    2,255,301
      Ayala Corp.......................................    321,242    6,058,341
      Ayala Land, Inc..................................  9,812,818    7,557,040
      Bank of the Philippine Islands...................    990,562    1,831,276
      BDO Unibank, Inc.................................  1,402,852    3,491,723
      Bloomberry Resorts Corp..........................  1,016,000      200,723
      DMCI Holdings, Inc............................... 10,645,700    2,367,201
      Emperador, Inc...................................  1,850,900      253,698
 *    Energy Development Corp..........................  2,973,913      285,052
      Globe Telecom, Inc...............................     71,135    2,458,663
      GT Capital Holdings, Inc.........................    147,875    2,699,584
      International Container Terminal Services, Inc...  1,287,400    2,158,529
      JG Summit Holdings, Inc..........................  2,942,590    3,105,096
      Jollibee Foods Corp..............................    639,740    3,254,531
      LT Group, Inc....................................  4,387,900    1,487,533
      Manila Electric Co...............................    330,680    2,366,086
      Megaworld Corp................................... 19,134,400    1,673,785
      Metro Pacific Investments Corp................... 20,451,700    1,815,325
      Metropolitan Bank & Trust Co.....................  1,409,167    1,957,916
 *    Philippine National Bank.........................     73,048       64,177
      PLDT, Inc., Sponsored ADR........................     71,330    1,781,823
      PLDT, Inc........................................     89,255    2,239,074
      Puregold Price Club, Inc.........................  1,734,500    1,479,728
      Robinsons Land Corp..............................  3,184,682    1,175,669
      Robinsons Retail Holdings, Inc...................    541,860      872,019
      San Miguel Corp..................................  1,462,960    3,837,397
      Security Bank Corp...............................    375,950    1,437,040
      Semirara Mining & Power Corp.....................  1,973,600    1,178,358
      SM Investments Corp..............................    245,383    4,397,794
      SM Prime Holdings, Inc...........................  8,203,110    5,839,958
 *    Top Frontier Investment Holdings, Inc............     42,789      208,853
      Universal Robina Corp............................  1,309,160    3,156,831
                                                                   ------------
 TOTAL PHILIPPINES.....................................              78,758,064
                                                                   ------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE>>
                                                        --------- ------------
 POLAND -- (1.6%)
 *    Alior Bank SA....................................   213,274 $  4,240,838
 *    AmRest Holdings SE...............................       344       41,070
      Bank Handlowy w Warszawie SA.....................    45,291      930,158
 *    Bank Millennium SA............................... 1,319,118    3,318,640
      Bank Pekao SA....................................   120,869    3,700,924
      Bank Zachodni WBK SA.............................    40,041    4,015,780
      Budimex SA.......................................       769       26,281
      CCC SA...........................................    36,838    2,269,482
 *    CD Projekt SA....................................    91,082    4,924,547
 *    Cyfrowy Polsat SA................................   442,307    2,876,374
 *    Dino Polska SA...................................    36,172      992,513
 *    Enea SA..........................................   154,249      404,472
      Grupa Azoty SA...................................    94,368    1,077,068
      Grupa Lotos SA...................................   352,784    6,302,436
 #    ING Bank Slaski SA...............................    37,589    1,975,042
 # *  Jastrzebska Spolka Weglowa SA....................   115,275    2,488,003
      KGHM Polska Miedz SA.............................   370,074    9,790,943
      LPP SA...........................................     1,669    4,098,732
      mBank SA.........................................    30,837    3,609,535
 *    Orange Polska SA.................................   872,487    1,189,670
 *    PGE Polska Grupa Energetyczna SA................. 2,113,421    5,688,318
      Polski Koncern Naftowy Orlen S.A.................   565,808   14,349,475
 *    Polskie Gornictwo Naftowe i Gazownictwo SA....... 2,128,072    3,216,112
 *    Powszechna Kasa Oszczednosci Bank Polski SA......   740,987    8,455,904
      Powszechny Zaklad Ubezpieczen SA.................   808,411    9,297,844
 *    Tauron Polska Energia SA......................... 2,543,816    1,566,682
                                                                  ------------
 TOTAL POLAND..........................................            100,846,843
                                                                  ------------
 RUSSIA -- (1.7%)
      Gazprom PJSC, Sponsored ADR...................... 2,397,765   10,753,017
      Gazprom PJSC, Sponsored ADR......................   387,686    1,760,095
 *    Lenta, Ltd., GDR.................................    48,758      243,302
 *    Lenta, Ltd., GDR.................................    30,830      153,832
      Lukoil PJSC, Sponsored ADR(BYZF386)..............    68,365    4,888,098
      Lukoil PJSC, Sponsored ADR(BYZDW2900)............   171,816   12,324,578
      Magnitogorsk Iron & Steel Works PJSC, GDR........   199,210    1,922,009
 *    Mail.Ru Group, Ltd., GDR.........................    19,397      525,659
      MegaFon PJSC, GDR................................   139,778    1,326,981
      MMC Norilsk Nickel PJSC, ADR.....................    36,191      626,647
      MMC Norilsk Nickel PJSC, ADR.....................   406,377    7,018,560
      Novatek PJSC, GDR................................    41,558    6,598,515
      Novolipetsk Steel PJSC, GDR......................   117,388    3,033,580
      PhosAgro PJSC, GDR...............................    83,207    1,099,763
      Rosneft Oil Co. PJSC, GDR........................    54,030      356,598
      Rosneft Oil Co. PJSC, GDR........................   700,727    4,628,965
      Rostelecom PJSC, Sponsored ADR...................    20,806      140,024
      Rostelecom PJSC, Sponsored ADR...................    78,867      539,597
      RusHydro PJSC, ADR...............................    12,131       12,980
      RusHydro PJSC, ADR............................... 1,196,354    1,224,687
      Sberbank of Russia PJSC, Sponsored ADR........... 1,818,206   25,577,737
      Severstal PJSC, GDR..............................   191,829    3,130,220
      Tatneft PJSC, Sponsored ADR......................   142,560    9,827,236
      VTB Bank PJSC, GDR............................... 1,358,280    2,119,493
      VTB Bank PJSC, GDR............................... 1,913,221    2,984,625
      X5 Retail Group NV, GDR..........................    63,506    1,701,961
                                                                  ------------
 TOTAL RUSSIA..........................................            104,518,759
                                                                  ------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE>>
                                                        --------- ------------
 SOUTH AFRICA -- (7.9%)
      Absa Group, Ltd.................................. 2,001,955 $ 26,080,925
      Anglo American Platinum, Ltd.....................    87,998    2,706,816
      AngloGold Ashanti, Ltd...........................    30,125      264,442
      AngloGold Ashanti, Ltd., Sponsored ADR........... 1,637,102   14,553,837
      Aspen Pharmacare Holdings, Ltd...................   574,874   11,136,148
      Assore, Ltd......................................    23,402      487,730
      AVI, Ltd.........................................   429,602    3,567,303
      Bid Corp., Ltd...................................   694,776   13,891,781
      Bidvest Group, Ltd. (The)........................   873,084   12,410,715
      Capitec Bank Holdings, Ltd.......................    75,595    5,459,063
      Clicks Group, Ltd................................   390,747    5,734,983
      Discovery, Ltd...................................   595,256    7,672,540
 *    Distell Group Holdings, Ltd......................    54,658      533,401
      Exxaro Resources, Ltd............................   554,000    5,458,832
      FirstRand, Ltd................................... 4,821,116   25,340,282
 #    Foschini Group, Ltd. (The).......................   381,091    4,975,971
 #    Gold Fields, Ltd., Sponsored ADR................. 3,443,277   12,877,856
      Imperial Holdings, Ltd...........................   583,684    9,463,773
      Investec, Ltd....................................   684,825    4,948,659
 #    Kumba Iron Ore, Ltd..............................   164,394    3,637,105
      Liberty Holdings, Ltd............................   302,881    2,649,927
      Life Healthcare Group Holdings, Ltd.............. 3,525,337    6,429,206
      MMI Holdings, Ltd................................ 2,065,622    2,665,298
      Mondi, Ltd.......................................   303,793    8,323,841
      Mr. Price Group, Ltd.............................   439,100    7,833,456
      MTN Group, Ltd................................... 3,471,662   30,201,225
      Naspers, Ltd., Class N...........................   343,296   84,508,725
 #    Nedbank Group, Ltd...............................   545,382   11,285,971
      NEPI Rockcastle P.L.C............................   360,968    3,342,962
      Netcare, Ltd..................................... 2,825,287    5,794,161
      Novus Holdings, Ltd..............................    82,866       23,894
      Pick n Pay Stores, Ltd...........................   261,842    1,478,415
      Pioneer Foods Group, Ltd.........................   141,627    1,249,221
      PSG Group, Ltd...................................   183,235    3,238,970
      Sanlam, Ltd...................................... 2,150,416   12,467,468
      Sappi, Ltd....................................... 1,826,701   13,055,310
      Sasol, Ltd.......................................   129,124    5,088,457
 #    Sasol, Ltd., Sponsored ADR.......................   771,710   30,567,433
      Shoprite Holdings, Ltd...........................   905,692   14,979,137
 # *  Sibanye Gold, Ltd................................ 3,894,346    2,383,743
 #    SPAR Group, Ltd. (The)...........................   284,382    4,141,382
      Standard Bank Group, Ltd......................... 2,064,368   31,920,715
 # *  Steinhoff International Holdings NV.............. 3,896,458      733,778
      Telkom SA SOC, Ltd...............................   445,270    1,710,368
      Tiger Brands, Ltd................................   311,532    8,257,752
      Truworths International, Ltd.....................   979,184    6,082,847
      Vodacom Group, Ltd...............................   757,800    8,074,024
      Woolworths Holdings, Ltd......................... 2,502,184    9,720,929
                                                                  ------------
 TOTAL SOUTH AFRICA....................................            489,410,777
                                                                  ------------
 SOUTH KOREA -- (16.3%)
 #    Amorepacific Corp................................    30,623    7,327,386
      AMOREPACIFIC Group...............................    42,761    3,665,178
 #    BGF Co., Ltd.....................................   216,994    1,847,172
      BNK Financial Group, Inc.........................   459,795    3,687,218
 # *  Celltrion Pharm, Inc.............................     7,682      485,305
 # *  Celltrion, Inc...................................    82,751   20,152,504
 *    Chabiotech Co., Ltd..............................     9,715      122,548
      Cheil Worldwide, Inc.............................    57,841    1,045,884

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
   SOUTH KOREA -- (Continued)
        CJ CGV Co., Ltd..................................  18,162 $   976,226
        CJ CheilJedang Corp..............................  20,429   6,181,275
        CJ Corp..........................................  44,364   5,576,680
        CJ ENM Co., Ltd..................................   1,275     264,764
   *    CJ Logistics Corp................................  14,891   2,013,836
        Com2uSCorp.......................................  11,105   1,510,420
        Coway Co., Ltd...................................  80,403   6,752,172
        Cuckoo Holdings Co., Ltd.........................   1,093     156,824
   *    Cuckoo Homesys Co., Ltd..........................     922     181,898
        Daelim Industrial Co., Ltd.......................  45,714   3,207,555
   *    Daewoo Engineering & Construction Co., Ltd....... 155,474     790,855
   *    Daewoo Shipbuilding & Marine Engineering Co., Ltd  71,856   1,696,709
        DB Insurance Co., Ltd............................ 149,451   8,619,326
        DGB Financial Group, Inc......................... 250,979   2,101,193
   #    Dongsuh Cos., Inc................................  15,171     346,038
        Dongwon Systems Corp.............................     417      12,527
        Doosan Corp......................................  21,369   1,989,528
   *    Doosan Heavy Industries & Construction Co., Ltd.. 191,142   2,578,408
   # *  Doosan Infracore Co., Ltd........................ 492,270   4,445,886
        Douzone Bizon Co., Ltd...........................   4,142     200,985
        E-MART, Inc......................................  22,857   4,468,473
   #    Fila Korea, Ltd..................................  57,807   1,641,399
        Grand Korea Leisure Co., Ltd.....................  38,572     851,300
        Green Cross Corp.................................   2,754     438,409
        Green Cross Holdings Corp........................  22,011     587,867
   #    GS Engineering & Construction Corp...............  78,919   3,208,324
        GS Holdings Corp................................. 180,713   8,697,359
        GS Home Shopping, Inc............................   4,597     818,110
        GS Retail Co., Ltd...............................  53,143   1,583,157
        Hana Financial Group, Inc........................ 480,370  19,314,538
   # *  Hanall Biopharma Co., Ltd........................   7,801     169,747
        Hankook Tire Co., Ltd............................ 132,767   5,269,710
        Hanmi Pharm Co., Ltd.............................   5,814   2,210,563
        Hanmi Science Co., Ltd...........................  10,405     645,951
        Hanon Systems.................................... 266,528   2,552,454
   #    Hanssem Co., Ltd.................................  16,476   1,421,258
   # *  Hanwha Aerospace Co., Ltd........................  50,134   1,011,244
        Hanwha Chemical Corp............................. 233,776   4,433,696
        Hanwha Corp...................................... 185,255   5,331,411
        Hanwha Life Insurance Co., Ltd................... 927,493   4,288,277
   *    HDC Hyundai Development Co-Engineering &
        Construction, Class E............................  64,482   3,314,429
        Hite Jinro Co., Ltd..............................  48,621     791,183
   # *  HLB, Inc.........................................  20,527   1,249,014
        Hotel Shilla Co., Ltd............................  29,719   2,657,469
   *    Hugel, Inc.......................................   2,135     913,097
   *    Hyosung Advanced Materials Corp..................   7,969   1,211,109
   *    Hyosung Chemical Corp............................   5,674     854,663
        Hyosung Corp.....................................  24,540     978,869
   *    Hyosung Heavy Industries Corp....................  16,588     784,413
   *    Hyosung TNC Co., Ltd.............................   7,698   1,531,136
   # *  Hyundai Construction Equipment Co., Ltd..........   8,892   1,060,457
        Hyundai Department Store Co., Ltd................  27,576   2,429,944
        Hyundai Development Co-Engineering & Construction  46,148   1,097,583
        Hyundai Elevator Co., Ltd........................  12,902   1,057,128
        Hyundai Engineering & Construction Co., Ltd...... 152,385   8,009,196
        Hyundai Glovis Co., Ltd..........................  25,586   3,138,400
        Hyundai Greenfood Co., Ltd.......................  38,183     462,807
   *    Hyundai Heavy Industries Co., Ltd................  52,698   5,034,552
   *    Hyundai Heavy Industries Holdings Co., Ltd.......  21,736   6,535,745

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
   SOUTH KOREA -- (Continued)
        Hyundai Home Shopping Network Corp...............   5,020 $   493,940
        Hyundai Marine & Fire Insurance Co., Ltd......... 204,185   6,696,336
   # *  Hyundai Merchant Marine Co., Ltd................. 162,208     696,422
   # *  Hyundai Mipo Dockyard Co., Ltd...................  20,360   1,707,282
        Hyundai Mobis Co., Ltd...........................  61,715  12,580,333
        Hyundai Motor Co................................. 143,088  16,582,936
   # *  Hyundai Rotem Co., Ltd...........................  32,868     798,015
        Hyundai Steel Co................................. 191,753   9,241,510
   #    Hyundai Wia Corp.................................  25,756   1,086,202
        Iljin Materials Co., Ltd.........................  17,651     840,471
        Industrial Bank of Korea......................... 407,761   5,712,629
        Innocean Worldwide, Inc..........................   3,114     153,819
        IS Dongseo Co., Ltd..............................   8,114     204,614
        Jeil Pharmaceutical Co., Ltd.....................     157       4,845
        Kakao Corp.......................................  28,202   2,843,685
        Kakao M Corp.....................................   7,273     587,352
        Kangwon Land, Inc................................ 104,801   2,433,916
        KB Financial Group, Inc.......................... 306,138  14,714,029
   #    KB Financial Group, Inc., ADR....................  61,821   2,982,863
        KCC Corp.........................................   8,686   2,633,326
   #    KEPCO Plant Service & Engineering Co., Ltd.......  30,975     954,831
        Kia Motors Corp.................................. 384,791  10,909,064
   #    KIWOOM Securities Co., Ltd.......................  22,115   1,844,209
        Kolon Industries, Inc............................  33,244   1,822,802
   # *  Komipharm International Co., Ltd.................  23,890     506,464
   *    Korea Aerospace Industries, Ltd..................  37,044   1,163,830
   #    Korea Electric Power Corp., Sponsored ADR........ 130,759   1,919,542
        Korea Electric Power Corp........................ 216,158   6,423,246
   *    Korea Gas Corp...................................  38,768   2,020,289
        Korea Investment Holdings Co., Ltd...............  76,958   4,930,339
        Korea Kolmar Co., Ltd............................  20,573   1,255,517
   #    Korea Petrochemical Ind Co., Ltd.................   6,572   1,471,226
        Korea Zinc Co., Ltd..............................  12,459   4,600,926
        Korean Air Lines Co., Ltd........................ 157,134   4,114,999
        Korean Reinsurance Co............................  69,779     689,193
        KT Corp., Sponsored ADR..........................  82,100   1,124,770
        KT&G Corp........................................ 103,456  10,228,282
        Kumho Petrochemical Co., Ltd.....................  31,285   3,170,772
   *    Kumho Tire Co., Inc.............................. 104,196     583,504
        LG Chem, Ltd.....................................  48,103  16,178,161
        LG Corp.......................................... 124,805   8,413,074
   #    LG Display Co., Ltd., ADR........................ 808,137   7,580,325
   #    LG Display Co., Ltd.............................. 525,059   9,954,161
        LG Electronics, Inc.............................. 204,025  13,675,373
   #    LG Household & Health Care, Ltd..................  13,908  15,061,191
        LG Innotek Co., Ltd..............................  31,119   4,546,317
        LG International Corp............................  23,266     491,597
        LG Uplus Corp.................................... 405,345   5,580,471
        LIG Nex1 Co., Ltd................................  11,058     343,309
        Lotte Chemical Corp..............................  42,164  13,579,411
        Lotte Chilsung Beverage Co., Ltd.................      60      75,084
        Lotte Confectionery Co., Ltd.....................     237      33,435
        LOTTE Fine Chemical Co., Ltd.....................  26,238   1,447,050
   #    LOTTE Himart Co., Ltd............................  12,164     840,067
        Lotte Shopping Co., Ltd..........................  17,991   3,317,886
        LS Corp..........................................  33,839   2,273,440
        LS Industrial Systems Co., Ltd...................  27,263   1,768,136
        Macquarie Korea Infrastructure Fund.............. 463,303   3,748,685
   #    Mando Corp.......................................  49,410   1,852,283

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE>>
                                                        --------- ------------
 SOUTH KOREA -- (Continued)
      Medy-Tox, Inc....................................     6,364 $  4,090,633
      Meritz Financial Group, Inc......................   128,182    1,435,155
      Meritz Fire & Marine Insurance Co., Ltd..........   148,940    2,450,890
      Meritz Securities Co., Ltd.......................   775,459    2,455,154
      Mirae Asset Daewoo Co., Ltd......................   566,637    4,139,953
 *    Naturecell Co., Ltd..............................     5,139       33,217
      NAVER Corp.......................................    37,790   24,245,813
      NCSoft Corp......................................    16,404    5,662,758
 #    Netmarble Corp...................................    13,796    1,789,622
      Nexen Tire Corp..................................    64,506      619,776
      NH Investment & Securities Co., Ltd..............   236,346    2,757,599
 *    NHN Entertainment Corp...........................    13,146      739,868
      NongShim Co., Ltd................................     4,711    1,239,130
      OCI Co., Ltd.....................................    37,609    3,338,721
      Orion Corp.......................................     8,589    1,025,124
 #    Orion Holdings Corp..............................    87,464    1,772,225
      Ottogi Corp......................................     1,053      830,985
 # *  Pan Ocean Co., Ltd...............................   431,074    1,988,441
      Paradise Co., Ltd................................    42,701      673,996
      POSCO, Sponsored ADR.............................   104,186    7,642,043
      POSCO............................................    70,065   20,621,203
 #    POSCO Chemtech Co., Ltd..........................    20,052      887,580
      Posco Daewoo Corp................................    79,776    1,370,322
      S-1 Corp.........................................    25,186    1,953,752
 # *  Samsung Biologics Co., Ltd.......................     6,405    2,137,174
      Samsung C&T Corp.................................    51,407    5,686,819
      Samsung Card Co., Ltd............................    45,152    1,430,057
      Samsung Electro-Mechanics Co., Ltd...............    55,896    7,694,221
      Samsung Electronics Co., Ltd., GDR...............    52,509   53,896,880
      Samsung Electronics Co., Ltd..................... 4,912,950  203,937,673
 *    Samsung Engineering Co., Ltd.....................   107,691    1,642,511
      Samsung Fire & Marine Insurance Co., Ltd.........    48,894   11,940,278
 *    Samsung Heavy Industries Co., Ltd................   653,222    3,794,765
      Samsung Life Insurance Co., Ltd..................    57,757    4,972,571
      Samsung SDI Co., Ltd.............................    51,696   10,621,146
      Samsung SDS Co., Ltd.............................    30,938    5,802,756
      Samsung Securities Co., Ltd......................   102,328    2,984,285
      Seoul Semiconductor Co., Ltd.....................    47,279      763,412
      SFA Engineering Corp.............................    28,906      950,228
      Shinhan Financial Group Co., Ltd.................   328,846   12,828,052
      Shinhan Financial Group Co., Ltd., ADR...........    81,412    3,192,979
      Shinsegae, Inc...................................    15,316    4,545,186
      SK Discovery Co., Ltd............................    52,040    1,542,795
 *    SK Holdings Co., Ltd.............................    52,616   12,402,655
      SK Hynix, Inc....................................   821,484   63,492,796
      SK Innovation Co., Ltd...........................    79,370   14,096,622
 #    SK Materials Co., Ltd............................     9,016    1,463,981
      SK Networks Co., Ltd.............................   311,683    1,312,165
      SK Telecom Co., Ltd., Sponsored ADR..............    24,883      616,850
      SK Telecom Co., Ltd..............................    19,738    4,411,240
      SKC Co., Ltd.....................................    45,410    1,743,683
      SKCKOLONPI, Inc..................................     3,459      158,368
      S-Oil Corp.......................................    48,433    5,087,049
 #    Ssangyong Cement Industrial Co., Ltd.............   246,810    1,162,104
      Taekwang Industrial Co., Ltd.....................       214      280,094
      Tongyang Life Insurance Co., Ltd.................    60,459      400,701
      WONIK IPS Co., Ltd...............................     6,099      160,727
      Woori Bank.......................................   648,788    9,806,384
      Woori Bank, Sponsored ADR........................     3,749      172,117

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE>>
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
     Young Poong Corp................................        438 $      298,409
     Youngone Corp...................................     39,869      1,076,996
     Yuhan Corp......................................      9,386      1,873,348
# *  Yungjin Pharmaceutical Co., Ltd.................     60,994        409,157
                                                                 --------------
TOTAL SOUTH KOREA....................................             1,008,031,721
                                                                 --------------
TAIWAN -- (15.4%)
#    Accton Technology Corp..........................    624,000      2,084,400
     Acer, Inc.......................................  4,849,811      3,974,666
#    Advantech Co., Ltd..............................    471,663      3,127,512
     Airtac International Group......................    152,518      1,660,854
     ASE Technology Holding Co., Ltd., ADR...........    133,966        664,473
     ASE Technology Holding Co., Ltd.................  7,079,782     18,148,268
     Asia Cement Corp................................  3,670,758      4,902,922
*    Asia Pacific Telecom Co., Ltd...................  2,975,000        773,673
     Asustek Computer, Inc...........................  1,099,180      9,475,364
#    AU Optronics Corp., Sponsored ADR...............    326,626      1,443,687
#    AU Optronics Corp............................... 29,635,873     12,826,136
     Casetek Holdings, Ltd...........................    371,709        865,505
     Catcher Technology Co., Ltd.....................  1,524,429     18,777,218
     Cathay Financial Holding Co., Ltd...............  6,857,450     11,826,336
     Chailease Holding Co., Ltd......................  2,451,916      8,024,318
     Chang Hwa Commercial Bank, Ltd..................  8,867,283      5,247,860
#    Cheng Shin Rubber Industry Co., Ltd.............  3,477,965      5,379,006
     Chicony Electronics Co., Ltd....................  1,172,497      2,657,799
*    China Airlines, Ltd.............................  9,417,536      3,048,927
     China Development Financial Holding Corp........ 22,365,121      8,192,640
     China Life Insurance Co., Ltd...................  4,289,014      4,543,277
     China Motor Corp................................    825,000        713,248
*    China Petrochemical Development Corp............  3,819,000      1,763,235
     China Steel Corp................................ 16,351,932     13,367,307
     Chipbond Technology Corp........................  1,027,000      2,214,086
     Chroma ATE, Inc.................................    336,000      1,896,084
     Chunghwa Precision Test Tech Co., Ltd...........     16,000        408,619
#    Chunghwa Telecom Co., Ltd., Sponsored ADR.......    266,427      9,183,739
     Chunghwa Telecom Co., Ltd.......................  1,693,000      5,867,135
     Compal Electronics, Inc.........................  8,616,541      5,361,570
     Compeq Manufacturing Co., Ltd...................  2,481,000      2,470,900
     CTBC Financial Holding Co., Ltd................. 20,702,175     14,046,258
     CTCI Corp.......................................  1,199,000      1,796,822
     Delta Electronics, Inc..........................  2,064,486      7,197,721
     E Ink Holdings, Inc.............................  1,003,000      1,292,481
     E.Sun Financial Holding Co., Ltd................ 15,030,377     10,489,611
#    Eclat Textile Co., Ltd..........................    258,402      2,977,319
     Elite Material Co., Ltd.........................    434,000      1,249,103
     Ennoconn Corp...................................     41,000        508,425
# *  Epistar Corp....................................  2,139,000      2,653,591
     Eternal Materials Co., Ltd......................  1,630,591      1,460,795
     Eva Airways Corp................................  7,272,592      3,592,907
*    Evergreen Marine Corp. Taiwan, Ltd..............  4,633,008      2,100,939
     Far Eastern New Century Corp....................  7,623,085      8,140,301
     Far EasTone Telecommunications Co., Ltd.........  2,601,000      6,173,168
     Farglory Land Development Co., Ltd..............    114,393        116,843
     Feng TAY Enterprise Co., Ltd....................    500,424      2,884,022
     First Financial Holding Co., Ltd................ 16,076,226     11,058,381
#    FLEXium Interconnect, Inc.......................    458,000      1,618,527
     Formosa Chemicals & Fibre Corp..................  2,951,518     11,644,131
     Formosa Petrochemical Corp......................  1,719,000      6,775,148
     Formosa Plastics Corp...........................  3,678,153     13,544,403

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE>>
                                                        ---------- -----------
 TAIWAN -- (Continued)
      Formosa Taffeta Co., Ltd.........................  1,264,000 $ 1,339,333
      Foxconn Technology Co., Ltd......................  1,494,627   3,714,640
      Fubon Financial Holding Co., Ltd.................  8,817,233  14,628,168
      General Interface Solution Holding, Ltd..........    368,000   2,501,422
 *    Genius Electronic Optical Co., Ltd...............     81,000   1,282,278
      Giant Manufacturing Co., Ltd.....................    489,506   2,099,396
 #    Gigabyte Technology Co., Ltd.....................    559,000   1,125,349
      Globalwafers Co., Ltd............................    233,000   3,944,293
 #    Gourmet Master Co., Ltd..........................    111,840   1,008,507
      HannStar Display Corp............................  7,103,000   2,079,757
 #    Highwealth Construction Corp.....................  1,084,190   1,676,983
 #    Hiwin Technologies Corp..........................    267,722   2,628,149
      Hon Hai Precision Industry Co., Ltd.............. 13,156,653  36,088,417
 #    Hota Industrial Manufacturing Co., Ltd...........    290,235   1,238,176
      Hotai Motor Co., Ltd.............................    390,000   3,395,870
 # *  HTC Corp.........................................    399,235     704,484
      Hua Nan Financial Holdings Co., Ltd.............. 12,147,307   7,285,292
 #    Innolux Corp..................................... 29,692,241  11,182,902
 #    Inventec Corp....................................  5,034,550   4,028,669
      Kenda Rubber Industrial Co., Ltd.................    805,377     851,742
      King Slide Works Co., Ltd........................     57,000     787,217
      King Yuan Electronics Co., Ltd...................  1,471,000   1,271,241
      King's Town Bank Co., Ltd........................  1,629,000   1,715,586
      Kinsus Interconnect Technology Corp..............    365,000     657,440
      Largan Precision Co., Ltd........................    133,860  22,540,131
      LCY Chemical Corp................................    817,123   1,376,751
      Lien Hwa Industrial Corp.........................     76,000      98,146
 #    Lite-On Technology Corp..........................  4,435,410   5,829,174
 #    Long Chen Paper Co., Ltd.........................  1,312,509   1,154,857
 *    Macronix International...........................  2,803,000   3,908,630
 #    MediaTek, Inc....................................  1,342,995  11,169,202
      Mega Financial Holding Co., Ltd.................. 18,390,369  16,382,126
 #    Merida Industry Co., Ltd.........................    145,287     700,642
      Merry Electronics Co., Ltd.......................    223,000   1,189,287
 #    Micro-Star International Co., Ltd................  1,080,000   3,714,593
      Nan Ya Plastics Corp.............................  4,778,599  13,278,247
      Nanya Technology Corp............................  1,155,010   2,971,631
      Nien Made Enterprise Co., Ltd....................    219,000   1,897,689
      Novatek Microelectronics Corp....................    883,000   4,275,959
 #    Parade Technologies, Ltd.........................     82,000   1,249,636
 #    Pegatron Corp....................................  4,155,345   9,257,140
      Phison Electronics Corp..........................    250,000   2,077,712
      Pou Chen Corp....................................  6,126,487   6,739,345
      Powertech Technology, Inc........................  2,217,819   6,284,399
      Poya International Co., Ltd......................     73,275     785,293
      President Chain Store Corp.......................    795,831   8,767,430
      Qisda Corp.......................................  3,366,000   2,513,474
 #    Quanta Computer, Inc.............................  4,491,000   7,773,929
      Realtek Semiconductor Corp.......................    728,950   2,937,305
 *    Ruentex Development Co., Ltd.....................  1,587,050   1,764,140
 #    Ruentex Industries, Ltd..........................  1,064,182   2,040,908
      Shin Kong Financial Holding Co., Ltd............. 13,934,656   5,293,525
 #    Silergy Corp.....................................     55,000   1,265,071
      Simplo Technology Co., Ltd.......................    280,000   1,627,486
 #    Sino-American Silicon Products, Inc..............  1,338,000   4,607,887
      SinoPac Financial Holdings Co., Ltd.............. 17,276,101   6,498,159
      St Shine Optical Co., Ltd........................     58,000   1,279,328
      Standard Foods Corp..............................    624,418   1,208,658
      Synnex Technology International Corp.............  1,640,343   2,344,374

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE>>
                                                        ---------- ------------
 TAIWAN -- (Continued)
      Taichung Commercial Bank Co., Ltd................    166,442 $     55,194
 *    TaiMed Biologics, Inc............................    109,000      912,301
      Taishin Financial Holding Co., Ltd............... 15,915,023    7,808,621
      Taiwan Business Bank.............................  6,473,684    2,136,669
 #    Taiwan Cement Corp...............................  6,287,291    8,090,578
      Taiwan Cooperative Financial Holding Co., Ltd.... 13,484,278    8,245,857
      Taiwan FamilyMart Co., Ltd.......................     85,000      547,261
 #    Taiwan Fertilizer Co., Ltd.......................  1,215,000    1,708,062
 *    Taiwan Glass Industry Corp.......................  2,181,374    1,184,418
      Taiwan High Speed Rail Corp......................  2,031,000    1,650,280
      Taiwan Mobile Co., Ltd...........................  2,215,300    7,638,431
      Taiwan Paiho, Ltd................................    168,000      348,396
      Taiwan Secom Co., Ltd............................    420,670    1,219,182
      Taiwan Semiconductor Manufacturing Co., Ltd.,
      Sponsored ADR....................................  1,815,491   74,816,384
      Taiwan Semiconductor Manufacturing Co., Ltd...... 23,066,808  184,435,441
 # *  Tatung Co., Ltd..................................  3,317,000    4,239,391
      Teco Electric and Machinery Co., Ltd.............  2,903,000    2,122,160
      Tong Yang Industry Co., Ltd......................    693,000    1,019,889
 # *  TPK Holding Co., Ltd.............................    805,000    1,596,487
      Transcend Information, Inc.......................    353,181      894,735
      Tripod Technology Corp...........................    821,870    2,271,918
      Uni-President Enterprises Corp...................  6,976,033   18,452,953
 #    United Microelectronics Corp..................... 35,268,000   20,197,281
      Vanguard International Semiconductor Corp........    704,000    1,800,200
      Voltronic Power Technology Corp..................     64,350    1,118,043
 #    Walsin Lihwa Corp................................  5,643,000    3,845,053
 #    Walsin Technology Corp...........................    393,000    4,475,699
      Wan Hai Lines, Ltd...............................  1,467,800      797,293
 #    Win Semiconductors Corp..........................    499,034    2,416,891
 #    Winbond Electronics Corp.........................  6,757,407    4,414,867
      Wintek Corp......................................    604,760        6,778
 #    Wistron Corp.....................................  6,562,940    5,077,795
      WPG Holdings, Ltd................................  2,347,869    3,261,226
 #    Yageo Corp.......................................    252,682    6,467,888
      Yuanta Financial Holding Co., Ltd................ 16,914,806    7,802,619
 #    Yulon Motor Co., Ltd.............................    869,000      601,153
      Zhen Ding Technology Holding, Ltd................  1,297,700    3,060,189
                                                                   ------------
 TOTAL TAIWAN..........................................             952,986,818
                                                                   ------------
 THAILAND -- (3.0%)
      Advanced Info Service PCL........................  1,483,600    9,007,731
      Airports of Thailand PCL.........................  5,550,300   11,052,221
      Bangchak Corp. PCL...............................  1,453,500    1,529,080
      Bangkok Bank PCL.................................    207,800    1,299,140
      Bangkok Dusit Medical Services PCL...............  5,314,500    4,233,070
      Bangkok Expressway & Metro PCL................... 13,894,199    3,487,122
      Bangkok Life Assurance PCL.......................    583,900      579,161
      Banpu PCL........................................  4,609,350    2,923,273
      Banpu Power PCL..................................    837,900      614,510
      Berli Jucker PCL.................................  1,309,800    2,244,022
      BTS Group Holdings PCL...........................  5,935,700    1,685,974
      Bumrungrad Hospital PCL..........................    402,600    2,196,330
      Carabao Group PCL................................    298,700      428,702
      Central Pattana PCL..............................  1,717,900    3,911,359
      Central Plaza Hotel PCL..........................  1,091,200    1,434,926
      CH Karnchang PCL.................................    500,300      398,496
      Charoen Pokphand Foods PCL.......................  7,313,600    5,990,250
      CP ALL PCL.......................................  5,689,600   12,868,723
      Delta Electronics Thailand PCL...................    710,400    1,489,342

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE>>
                                                       ---------- ------------
 THAILAND -- (Continued)
     Electricity Generating PCL.......................    176,800 $  1,227,556
     Energy Absolute PCL..............................  2,027,900    2,179,063
     Esso Thailand PCL................................  2,616,000    1,124,400
     Global Power Synergy PCL.........................    530,900    1,101,055
     Glow Energy PCL..................................    737,100    2,071,501
     Home Product Center PCL..........................  8,021,113    3,544,045
     Indorama Ventures PCL............................  1,976,800    3,535,305
     Intouch Holdings PCL.............................    716,000    1,210,550
     IRPC PCL......................................... 13,659,000    2,648,048
     Jasmine International PCL........................  5,215,000      846,438
     Kasikornbank PCL.................................    990,400    6,697,926
     Kasikornbank PCL.................................     75,400      491,788
     Kiatnakin Bank PCL...............................    753,600    1,642,200
     Krung Thai Bank PCL..............................  6,294,087    3,594,459
     Krungthai Card PCL...............................  1,904,000    1,645,326
     Land & Houses PCL................................    790,000      284,941
     Land & Houses PCL................................  2,877,040    1,037,706
     Minor International PCL..........................  2,330,270    2,661,565
     MK Restaurants Group PCL.........................    501,100    1,122,091
     Muangthai Capital PCL............................  1,256,600    1,520,233
     Pruksa Holding PCL...............................  1,867,300    1,150,576
     PTT Exploration & Production PCL.................  1,900,155    7,910,173
     PTT Global Chemical PCL..........................  2,453,272    6,028,103
     PTT PCL.......................................... 16,434,000   25,315,374
     Ratchaburi Electricity Generating Holding PCL....    661,500    1,023,963
     Robinson PCL.....................................    506,800      963,484
     Siam Cement PCL (The)............................    172,700    2,335,888
     Siam Cement PCL (The)............................    230,100    3,098,431
     Siam City Cement PCL.............................    111,567      798,105
     Siam Commercial Bank PCL (The)...................  1,254,166    5,277,525
     Siam Global House PCL............................  2,170,633    1,135,227
     Srisawad Corp. PCL...............................    619,611      721,669
     Star Petroleum Refining PCL......................  4,141,000    1,817,211
     Thai Oil PCL.....................................  2,348,200    5,664,053
     Thai Union Group PCL.............................  2,117,640    1,043,862
     Thanachart Capital PCL...........................  1,638,000    2,523,219
     Tisco Financial Group PCL........................    555,600    1,302,579
     TMB Bank PCL..................................... 19,603,800    1,355,237
     Total Access Communication PCL...................    551,500      679,636
     Total Access Communication PCL...................  1,459,300    1,798,356
     TPI Polene PCL...................................  1,277,900       72,979
     TPI Polene Power PCL.............................  1,314,600      239,054
     True Corp. PCL................................... 23,148,731    4,348,650
     TTW PCL..........................................    581,700      218,553
     VGI Global Media PCL.............................  2,988,700      637,805
     WHA Corp. PCL....................................  9,805,200    1,155,287
                                                                  ------------
 TOTAL THAILAND.......................................             186,174,627
                                                                  ------------
 TURKEY -- (0.9%)
     Akbank Turk A.S..................................  2,726,782    4,014,921
     Anadolu Efes Biracilik Ve Malt Sanayii A.S.......    238,530    1,003,306
     Arcelik A.S......................................    280,843      720,518
     Aselsan Elektronik Sanayi Ve Ticaret A.S.........     93,060      512,325
     BIM Birlesik Magazalar A.S.......................    361,723    5,199,101
     Coca-Cola Icecek A.S.............................    163,722      984,819
     Enka Insaat ve Sanayi A.S........................    806,244      799,846
     Eregli Demir ve Celik Fabrikalari TAS............  2,461,933    5,524,697
     Ford Otomotiv Sanayi A.S.........................    126,138    1,513,329
     KOC Holding A.S..................................  1,011,450    2,857,414

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE>>
                                                       --------- --------------
TURKEY -- (Continued)
#    Petkim Petrokimya Holding A.S.................... 1,304,636 $    1,179,385
     TAV Havalimanlari Holding A.S....................   393,004      2,320,250
     Tekfen Holding A.S...............................    38,847        153,857
     Tofas Turk Otomobil Fabrikasi A.S................   212,178        991,667
#    Tupras Turkiye Petrol Rafinerileri A.S...........   248,087      5,435,940
*    Turk Hava Yollari AO............................. 1,457,515      5,129,134
*    Turk Telekomunikasyon A.S........................   802,767        784,327
     Turkcell Iletisim Hizmetleri A.S................. 1,664,980      4,375,372
#    Turkcell Iletisim Hizmetleri A.S., ADR...........    73,838        479,209
#    Turkiye Garanti Bankasi A.S...................... 2,586,760      3,732,164
#    Turkiye Halk Bankasi A.S......................... 1,332,954      1,882,753
     Turkiye Is Bankasi, Class C...................... 2,849,158      2,946,736
     Turkiye Sise ve Cam Fabrikalari A.S.............. 1,716,332      1,744,496
     Turkiye Vakiflar Bankasi TAO..................... 1,893,088      1,586,518
# *  Ulker Biskuvi Sanayi A.S.........................   223,469        793,239
# *  Yapi ve Kredi Bankasi A.S........................ 2,425,128      1,045,363
                                                                 --------------
TOTAL TURKEY..........................................               57,710,686
                                                                 --------------
TOTAL COMMON STOCKS...................................            5,889,620,506
                                                                 --------------
PREFERRED STOCKS -- (1.8%)

BRAZIL -- (1.7%)
     Banco Bradesco SA................................ 2,718,984     22,116,693
*    Centrais Eletricas Brasileiras SA, Class B.......   210,346      1,080,508
     Cia Brasileira de Distribuicao...................   243,459      5,393,551
     Gerdau SA........................................ 1,199,021      5,328,556
     Itau Unibanco Holding SA......................... 4,057,827     48,651,111
     Lojas Americanas SA..............................   497,171      2,402,867
     Petroleo Brasileiro SA........................... 2,860,161     15,027,409
     Telefonica Brasil SA.............................   314,262      3,437,934
     Usinas Siderurgicas de Minas Gerais SA, Class A..   691,700      1,634,663
                                                                 --------------
TOTAL BRAZIL..........................................              105,073,292
                                                                 --------------
CHILE -- (0.0%)
     Embotelladora Andina SA, Class B.................   202,294        827,897
                                                                 --------------
COLOMBIA -- (0.1%)
     Banco Davivienda SA..............................   175,169      2,163,478
     Bancolombia SA...................................    30,330        348,367
     Grupo Argos SA...................................    55,405        333,523
     Grupo Aval Acciones y Valores SA................. 3,848,843      1,524,624
     Grupo de Inversiones Suramericana SA.............   113,386      1,364,319
                                                                 --------------
TOTAL COLOMBIA........................................                5,734,311
                                                                 --------------
MALAYSIA -- (0.0%)
     SP Setia Bhd Group...............................   407,394         85,188
                                                                 --------------
SOUTH KOREA -- (0.0%)
*    Mirae Asset Daewoo Co., Ltd......................    59,745        218,655
                                                                 --------------
TOTAL PREFERRED STOCKS................................              111,939,343
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

MALAYSIA -- (0.0%)
*    Sunway Bhd Warrants 10/03/24.....................   121,700         11,227
                                                                 --------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE>>
                                                      ---------- --------------
TAIWAN -- (0.0%)
*      Acer, Inc. Rights 07/06/18....................      5,385 $          123
*      Hiwin Technologies Corp. Rights 08/31/18......      8,906         14,256
                                                                 --------------
TOTAL TAIWAN.........................................                    14,379
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                    25,606
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             6,001,585,455
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (2.9%)
@ (S)  DFA Short Term Investment Fund................ 15,493,508    179,275,374
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $4,148,076,008)^^..............................            $6,180,860,829
                                                                 ==============

   ADR     American Depositary Receipt
   CP      Certificate Participation
   GDR     Global Depositary Receipt
   P.L.C   Public Limited Company
   SA      Special Assessment
   >> Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
   *       Non-Income Producing Securities.
   #       Total or Partial Securities on Loan.
   +       See Security Valuation Note within the Notes to Schedules of
           Investments.
   @       Security purchased with cash proceeds from Securities on Loan.
   (S)     Affiliated Fund.
   ^^      See Federal Tax Cost Note within the Notes to Schedules of
           Investments.

Summary of the Series' investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                               ------------ ------------ ------- --------------
Common Stocks
   Brazil..................... $320,869,389           --   --    $  320,869,389
   Chile......................   84,684,610           --   --        84,684,610
   China......................  278,237,388 $725,313,721   --     1,003,551,109
   Colombia...................   28,100,318           --   --        28,100,318
   Czech Republic.............           --   11,362,091   --        11,362,091
   Egypt......................      585,101    6,437,751   --         7,022,852
   Greece.....................           --   15,063,957   --        15,063,957
   Hungary....................           --   25,329,613   --        25,329,613
   India......................   33,071,903  771,574,854   --       804,646,757
   Indonesia..................    4,824,751  147,142,613   --       151,967,364
   Malaysia...................           --  188,499,271   --       188,499,271
   Mexico.....................  251,538,489           --   --       251,538,489
   Peru.......................   18,546,391           --   --        18,546,391
   Philippines................    1,781,823   76,976,241   --        78,758,064
   Poland.....................           --  100,846,843   --       100,846,843
   Russia.....................   13,239,989   91,278,770   --       104,518,759
   South Africa...............   58,532,527  430,878,250   --       489,410,777
   South Korea................   32,927,239  975,104,482   --     1,008,031,721
   Taiwan.....................   86,108,283  866,878,535   --       952,986,818
   Thailand...................  186,174,627           --   --       186,174,627
   Turkey.....................      479,209   57,231,477   --        57,710,686
Preferred Stocks
   Brazil.....................  105,073,292           --   --       105,073,292
   Chile......................      827,897           --   --           827,897

THE EMERGING MARKETS SERIES
CONTINUED

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ----------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                     -------------- -------------- ------- --------------
   Colombia......................... $    5,734,311             --   --    $    5,734,311
   Malaysia.........................             -- $       85,188   --            85,188
   South Korea......................             --        218,655   --           218,655
Rights/Warrants.....................
   Malaysia.........................             --         11,227   --            11,227
   Taiwan...........................             --         14,379   --            14,379
Securities Lending Collateral.......             --    179,275,374   --       179,275,374
                                     -------------- --------------   --    --------------
TOTAL............................... $1,511,337,537 $4,669,523,292   --    $6,180,860,829
                                     ============== ==============   ==    ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                         SHARES      VALUE+
                                                        --------- ------------
 COMMON STOCKS -- (98.0%)
 CONSUMER DISCRETIONARY -- (11.8%)
 *    1-800-Flowers.com, Inc., Class A.................    44,330 $    642,785
      Aaron's, Inc.....................................    60,930    2,638,878
      Acushnet Holdings Corp...........................     2,067       49,959
 #    Adient P.L.C.....................................    22,979    1,094,490
 # *  Adtalem Global Education, Inc....................    50,557    2,757,884
 # *  American Axle & Manufacturing Holdings, Inc......    70,013    1,170,617
      American Eagle Outfitters, Inc...................   116,305    2,928,560
 # *  Ascena Retail Group, Inc.........................     6,576       24,200
 # *  Ascent Capital Group, Inc., Class A..............     8,350       24,048
 #    Autoliv, Inc.....................................     9,404      963,534
 # *  AutoNation, Inc..................................    14,695      713,148
 # *  AV Homes, Inc....................................     3,852       83,011
 *    Ballantyne Strong, Inc...........................     9,030       48,762
 *    Barnes & Noble Education, Inc....................     7,710       43,330
 #    Barnes & Noble, Inc..............................    55,600      339,160
      Bassett Furniture Industries, Inc................     2,900       72,500
      Beasley Broadcast Group, Inc., Class A...........     9,471       61,088
 *    Beazer Homes USA, Inc............................     4,326       55,416
 #    Bed Bath & Beyond, Inc...........................    25,907      485,238
 # *  Belmond, Ltd., Class A...........................    90,698    1,020,353
      Best Buy Co., Inc................................    17,763    1,332,758
 #    Big 5 Sporting Goods Corp........................    16,901      109,011
 *    Biglari Holdings, Inc., Class B..................         8        1,515
      BJ's Restaurants, Inc............................    16,658    1,053,619
 *    Bridgepoint Education, Inc.......................     1,999       26,207
 *    Build-A-Bear Workshop, Inc.......................    25,874      209,579
      Caleres, Inc.....................................    74,697    2,501,603
      Callaway Golf Co.................................    74,643    1,436,131
 *    Cambium Learning Group, Inc......................    37,733      447,513
      Canterbury Park Holding Corp.....................     2,755       41,463
      Carnival Corp....................................   489,649   29,006,807
 #    Carriage Services, Inc...........................    20,916      522,691
 *    Carrols Restaurant Group, Inc....................       700       10,150
 *    Cavco Industries, Inc............................     7,600    1,614,620
 #    CBS Corp., Class A...............................    14,832      808,344
 *    Century Communities, Inc.........................     1,809       55,175
 *    Charter Communications, Inc., Class A............   339,394  103,372,625
 #    Churchill Downs, Inc.............................     7,682    2,196,668
 *    Chuy's Holdings, Inc.............................     4,500      142,425
 #    Cinemark Holdings, Inc...........................    25,895      930,148
      Citi Trends, Inc.................................     3,415       97,020
      Columbia Sportswear Co...........................     8,634      750,985
      Comcast Corp., Class A........................... 7,135,970  255,325,007
 # *  Conn's, Inc......................................    25,450      862,755
 #    Cooper Tire & Rubber Co..........................    12,345      352,450
 *    Cooper-Standard Holdings, Inc....................    18,702    2,521,030
 #    Core-Mark Holding Co., Inc.......................    96,236    2,326,986
      CSS Industries, Inc..............................    10,465      166,917
      Culp, Inc........................................    10,036      248,893
 *    Deckers Outdoor Corp.............................    22,626    2,552,892
 *    Delta Apparel, Inc...............................     7,532      124,579
 #    Dick's Sporting Goods, Inc.......................    29,300    1,000,302
 #    Dillard's, Inc., Class A.........................   120,300    9,656,481
 *    Discovery, Inc., Class C.........................     3,762       92,357

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
  CONSUMER DISCRETIONARY -- (Continued)
  # *  Discovery, Inc., Class B.........................     3,762 $   120,478
  *    Dixie Group, Inc. (The)..........................    11,800      23,600
  # *  Dorman Products, Inc.............................     9,311     695,345
       DR Horton, Inc...................................   208,125   9,095,063
       DSW, Inc., Class A...............................    14,700     403,368
  #    Educational Development Corp.....................     1,679      33,496
  # *  Eldorado Resorts, Inc............................    18,512     793,239
       Escalade, Inc....................................       277       3,712
  #    EW Scripps Co. (The), Class A....................    81,265   1,064,572
       Extended Stay America, Inc.......................    40,828     869,228
  #    Flanigan's Enterprises, Inc......................       865      24,999
       Flexsteel Industries, Inc........................     2,068      74,096
       Foot Locker, Inc.................................    63,971   3,122,425
       Ford Motor Co.................................... 2,868,969  28,804,449
  #    Fred's, Inc., Class A............................    32,745      71,384
  #    GameStop Corp., Class A..........................   104,752   1,509,476
       Gaming Partners International Corp...............       500       4,115
  #    Gannett Co., Inc.................................    59,819     632,287
  # *  GCI Liberty, Inc., Class A.......................   123,145   5,924,506
  *    GCI Liberty, Inc., Class B.......................     1,686      82,856
       General Motors Co................................ 1,095,598  41,534,120
  # *  Genesco, Inc.....................................     6,456     262,759
       Gentex Corp......................................   100,072   2,321,670
  # *  Gentherm, Inc....................................    37,081   1,679,769
  *    G-III Apparel Group, Ltd.........................    31,225   1,426,983
       Goodyear Tire & Rubber Co. (The).................   109,366   2,647,751
       Graham Holdings Co., Class B.....................     5,780   3,231,020
  # *  Gray Television, Inc.............................    54,374     840,078
  *    Green Brick Partners, Inc........................     2,594      25,162
  #    Group 1 Automotive, Inc..........................    57,936   4,054,941
  #    Guess?, Inc......................................    59,800   1,355,068
       Hamilton Beach Brands Holding Co., Class A.......    11,699     297,155
  #    Haverty Furniture Cos., Inc......................    33,479     662,884
  # *  Helen of Troy, Ltd...............................    61,653   7,062,351
  *    Hemisphere Media Group, Inc......................     1,977      23,724
       Hooker Furniture Corp............................    14,814     667,371
       Hyatt Hotels Corp., Class A......................    14,601   1,142,236
       ILG, Inc.........................................       900      30,897
  # *  IMAX Corp........................................     1,100      24,310
  #    International Speedway Corp., Class A............    24,844   1,075,745
  *    J Alexander's Holdings, Inc......................     2,666      28,526
  # *  JC Penney Co., Inc...............................    85,215     208,777
       John Wiley & Sons, Inc., Class A.................    25,400   1,604,010
       Johnson Outdoors, Inc., Class A..................    15,588   1,263,719
       KB Home..........................................    30,800     731,500
       Kohl's Corp......................................    14,353   1,060,256
  # *  Lakeland Industries, Inc.........................     9,887     133,475
  # *  Lands' End, Inc..................................    16,864     408,952
       La-Z-Boy, Inc....................................    56,332   1,718,126
       Lennar Corp., Class A............................   224,100  11,713,707
       Lennar Corp., Class B............................    12,506     540,259
  # *  Liberty Broadband Corp., Class C.................    67,601   5,372,251
  *    Liberty Broadband Corp...........................     1,905     144,542
  # *  Liberty Broadband Corp., Class A.................    24,095   1,911,697
  *    Liberty Expedia Holdings, Inc., Class A..........    80,904   3,897,146
  *    Liberty Expedia Holdings, Inc., Class B..........     3,457     169,600
  # *  Liberty Media Corp.-Liberty Braves, Class C......    16,901     435,539
  # *  Liberty Media Corp.-Liberty Braves, Class A......     7,613     195,654
  *    Liberty Media Corp.-Liberty Braves, Class B......       762      20,917

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
   CONSUMER DISCRETIONARY -- (Continued)
   # *  Liberty Media Corp.-Liberty Formula One, Class C.  44,409 $ 1,565,417
   # *  Liberty Media Corp.-Liberty Formula One, Class A.  17,043     571,111
   *    Liberty Media Corp.-Liberty SiriusXM, Class C.... 208,010   9,824,312
   *    Liberty Media Corp.-Liberty SiriusXM, Class A....  96,383   4,543,495
   *    Liberty Media Corp.-Liberty SiriusXM, Class B....   7,622     364,636
   *    Liberty TripAdvisor Holdings, Inc., Class A......  76,802   1,278,753
   *    Liberty TripAdvisor Holdings, Inc., Class B......   3,570      62,386
        Lifetime Brands, Inc.............................  16,431     199,637
   #    Lions Gate Entertainment Corp., Class A..........   9,332     222,568
        Lions Gate Entertainment Corp., Class B..........       1          23
   #    Lithia Motors, Inc., Class A.....................  34,933   3,110,784
   *    Luby's, Inc......................................   1,284       3,146
   *    M/I Homes, Inc...................................  37,930     980,870
   *    Madison Square Garden Co. (The), Class A.........  13,052   4,074,573
        Marcus Corp. (The)...............................  18,899     728,556
   # *  MarineMax, Inc...................................  29,164     546,825
   #    Marriott Vacations Worldwide Corp................  20,331   2,421,625
   #    Meredith Corp....................................  41,376   2,199,134
   *    Meritage Homes Corp..............................  28,156   1,214,931
        MGM Resorts International........................ 227,871   7,148,313
   *    Modine Manufacturing Co..........................  14,650     255,643
   *    Mohawk Industries, Inc...........................  98,740  18,598,666
   *    Monarch Casino & Resort, Inc.....................   1,103      52,580
   #    Monro, Inc.......................................   3,100     209,095
   # *  Motorcar Parts of America, Inc...................  14,638     316,181
        Movado Group, Inc................................  21,998   1,095,500
   # *  MSG Networks, Inc., Class A......................  29,558     696,091
   # *  Murphy USA, Inc..................................  31,378   2,486,393
   *    Nautilus, Inc....................................   3,900      55,575
   # *  New York & Co., Inc..............................   8,600      42,140
   #    Newell Brands, Inc............................... 209,562   5,488,429
        News Corp., Class A.............................. 402,247   6,061,862
        News Corp., Class B..............................  99,903   1,528,516
   #    Nexstar Media Group, Inc., Class A...............  33,826   2,518,346
   #    Office Depot, Inc................................ 204,426     513,109
   *    Overstock.com, Inc...............................  19,344     689,614
        Oxford Industries, Inc...........................   5,100     469,812
   #    Penske Automotive Group, Inc.....................  43,845   2,288,709
   *    Perry Ellis International, Inc...................  15,092     423,180
        PulteGroup, Inc.................................. 143,221   4,080,366
        PVH Corp.........................................  31,964   4,907,113
   # *  Qurate Retail Group, Inc. QVC Group, Class B.....  35,706     761,073
   *    Qurate Retail, Inc............................... 815,470  17,361,356
        RCI Hospitality Holdings, Inc....................  12,026     390,003
   # *  Red Robin Gourmet Burgers, Inc...................  31,175   1,474,578
   # *  Regis Corp.......................................  41,660     727,384
        Rocky Brands, Inc................................   8,729     225,645
        Royal Caribbean Cruises, Ltd..................... 322,500  36,365,100
        Saga Communications, Inc., Class A...............   8,693     329,030
        Salem Media Group, Inc...........................  10,922      54,064
        Scholastic Corp..................................  31,200   1,302,912
   *    Shiloh Industries, Inc...........................  15,461     127,553
   #    Shoe Carnival, Inc...............................  32,650   1,024,231
   #    Signet Jewelers, Ltd.............................  37,100   2,142,154
        Sinclair Broadcast Group, Inc., Class A..........  13,110     338,238
   *    Skechers U.S.A., Inc., Class A...................  17,434     483,270
   #    Sonic Automotive, Inc., Class A..................  17,000     345,950
        Speedway Motorsports, Inc........................  14,935     263,603
   #    Standard Motor Products, Inc.....................  37,342   1,820,049

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
 CONSUMER DISCRETIONARY -- (Continued)
 *    Stoneridge, Inc..................................    19,361 $    658,274
 #    Strattec Security Corp...........................     5,224      172,392
      Superior Group of Cos, Inc.......................    17,956      376,358
 #    Superior Industries International, Inc...........    23,275      427,096
 *    Tandy Leather Factory, Inc.......................     9,974       77,797
      Target Corp......................................   277,933   22,423,634
 *    Taylor Morrison Home Corp., Class A..............    28,743      561,351
 #    TEGNA, Inc.......................................   159,839    1,763,024
      Tenneco, Inc.....................................     1,425       65,693
      Thor Industries, Inc.............................       961       91,151
      Tile Shop Holdings, Inc..........................     6,700       55,610
      Toll Brothers, Inc...............................   179,799    6,339,713
 *    TopBuild Corp....................................       300       22,284
      Tower International, Inc.........................     5,500      177,650
 # *  Tuesday Morning Corp.............................    60,500      175,450
      Twenty-First Century Fox, Inc., Class A..........   987,646   44,444,070
      Twenty-First Century Fox, Inc., Class B..........   429,924   19,097,224
 *    Unifi, Inc.......................................    41,401    1,249,068
 # *  Universal Electronics, Inc.......................     3,206      112,050
 *    Urban Outfitters, Inc............................    18,300      812,520
 # *  Veoneer, Inc.....................................     9,404      491,829
 *    Vista Outdoor, Inc...............................    60,950      989,828
      Walt Disney Co. (The)............................    26,220    2,977,543
 #    Whirlpool Corp...................................    30,049    3,939,424
 # *  William Lyon Homes, Class A......................    23,600      515,188
      Wolverine World Wide, Inc........................    20,700      732,366
 *    ZAGG, Inc........................................     3,900       58,110
                                                                  ------------
 TOTAL CONSUMER DISCRETIONARY..........................            860,572,913
                                                                  ------------
 CONSUMER STAPLES -- (5.4%)
      Alico, Inc.......................................       960       30,720
 *    Alliance One International, Inc..................     3,508       57,531
      Andersons, Inc. (The)............................    23,960      844,590
      Archer-Daniels-Midland Co........................   813,476   39,258,352
      Bunge, Ltd.......................................   116,968    8,085,998
 #    Casey's General Stores, Inc......................    14,000    1,531,320
 *    CCA Industries, Inc..............................     8,323       22,888
 # *  Central Garden & Pet Co..........................    25,184    1,087,193
 *    Central Garden & Pet Co., Class A................    48,121    1,930,615
      Constellation Brands, Inc., Class B..............    12,615    2,498,401
 *    Craft Brew Alliance, Inc.........................     9,754      193,129
 *    Darling Ingredients, Inc.........................    87,700    1,761,893
 #    Flowers Foods, Inc...............................    61,300    1,250,520
      Fresh Del Monte Produce, Inc.....................    39,437    1,431,563
 # *  Hain Celestial Group, Inc. (The).................    87,292    2,482,584
 #    Ingles Markets, Inc., Class A....................    11,437      340,251
      Ingredion, Inc...................................    62,117    6,292,452
 #    JM Smucker Co. (The).............................   108,204   12,023,628
      John B. Sanfilippo & Son, Inc....................    10,428      801,600
 #    Kraft Heinz Co. (The)............................   180,916   10,900,189
 *    Landec Corp......................................    37,056      518,784
      Molson Coors Brewing Co., Class A................     1,908      127,836
      Molson Coors Brewing Co., Class B................   186,550   12,498,850
      Mondelez International, Inc., Class A............ 2,081,099   90,278,075
 *    Nature's Sunshine Products, Inc..................     1,029        8,129
      Oil-Dri Corp. of America.........................     5,047      213,791
 *    Pilgrim's Pride Corp.............................     7,300      130,086
 # *  Post Holdings, Inc...............................    66,772    5,779,784
 #    Sanderson Farms, Inc.............................    17,700    1,784,691

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
 CONSUMER STAPLES -- (Continued)
      Seaboard Corp....................................     1,812 $  6,592,056
 *    Seneca Foods Corp., Class A......................     6,301      169,812
 *    Seneca Foods Corp., Class B......................       300        8,453
      SpartanNash Co...................................    32,983      790,273
      Tyson Foods, Inc., Class A.......................   405,030   23,349,980
 # *  United Natural Foods, Inc........................    44,400    1,429,680
      Universal Corp...................................    22,290    1,540,239
      Walgreens Boots Alliance, Inc....................   702,679   47,515,154
      Walmart, Inc..................................... 1,266,497  113,009,527
 #    Weis Markets, Inc................................    11,602      593,210
                                                                  ------------
 TOTAL CONSUMER STAPLES................................            399,163,827
                                                                  ------------
 ENERGY -- (13.8%)
      Adams Resources & Energy, Inc....................     6,004      240,160
      Anadarko Petroleum Corp..........................   258,932   18,940,876
      Andeavor.........................................   185,538   27,841,832
 # *  Antero Resources Corp............................    36,982      759,610
 #    Apache Corp......................................    15,708      722,568
      Arch Coal, Inc., Class A.........................     6,258      529,364
      Archrock, Inc....................................    69,200      944,580
      Baker Hughes a GE Co.............................     4,305      148,867
 #    Bristow Group, Inc...............................    32,315      451,764
 # *  Callon Petroleum Co..............................   107,911    1,161,122
 # *  Centennial Resource Development, Inc., Class A...       900       16,164
      Chevron Corp..................................... 1,121,044  141,554,226
 *    Cloud Peak Energy, Inc...........................    37,515       97,914
 *    CNX Resources Corp...............................    79,041    1,286,787
 # *  Concho Resources, Inc............................    40,987    5,977,954
      ConocoPhillips................................... 1,489,306  107,483,214
 *    Dawson Geophysical Co............................        11           86
 #    Delek US Holdings, Inc...........................    69,731    3,718,057
 *    Denbury Resources, Inc...........................   185,600      837,056
      Devon Energy Corp................................    60,406    2,718,874
 # *  Dorian LPG, Ltd..................................     3,567       30,319
 #    Ensco P.L.C., Class A............................   267,169    1,985,066
      EOG Resources, Inc...............................     8,874    1,144,214
 *    Era Group, Inc...................................    24,458      345,592
 *    Exterran Corp....................................    34,600      959,112
      Exxon Mobil Corp................................. 2,862,916  233,356,283
 #    Green Plains, Inc................................    41,234      684,484
      Gulf Island Fabrication, Inc.....................    13,009      117,731
 # *  Gulfport Energy Corp.............................    44,661      514,048
 # *  Helix Energy Solutions Group, Inc................   103,010    1,031,130
 #    Helmerich & Payne, Inc...........................    95,808    5,877,821
 #    Hess Corp........................................   165,152   10,838,926
      HollyFrontier Corp...............................    32,210    2,402,222
 # *  Hornbeck Offshore Services, Inc..................     6,900       32,844
 # *  International Seaways, Inc.......................        12          261
      Kinder Morgan, Inc............................... 1,124,143   19,987,263
 # *  Kosmos Energy, Ltd...............................    26,900      203,902
 # *  Laredo Petroleum, Inc............................    36,900      343,908
      Marathon Oil Corp................................   467,019    9,863,441
      Marathon Petroleum Corp..........................   903,936   73,065,147
 # *  Matador Resources Co.............................    19,500      653,250
 *    Matrix Service Co................................    17,023      339,609
 # *  McDermott International, Inc.....................    12,000      216,120
 #    Murphy Oil Corp..................................   138,291    4,599,559
      Nabors Industries, Ltd...........................   372,511    2,227,616
      NACCO Industries, Inc., Class A..................     6,832      225,456

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES      VALUE+
                                                        ------- --------------
 ENERGY -- (Continued)
 #    National Oilwell Varco, Inc...................... 213,118 $   10,361,797
 *    Natural Gas Services Group, Inc..................  15,026        332,075
 *    Newfield Exploration Co..........................   5,300        152,216
 *    Newpark Resources, Inc...........................  85,815        948,256
 #    Noble Energy, Inc................................ 133,794      4,828,625
 # *  Oasis Petroleum, Inc............................. 181,570      2,218,785
      Occidental Petroleum Corp........................ 484,588     40,671,471
 #    Oceaneering International, Inc...................  55,426      1,516,455
 *    Parker Drilling Co...............................   5,590         25,712
 #    Patterson-UTI Energy, Inc........................ 161,225      2,773,070
      PBF Energy, Inc., Class A........................ 115,300      5,384,510
 # *  PDC Energy, Inc..................................  45,458      2,862,945
      Peabody Energy Corp..............................  88,700      3,768,863
 *    PHI, Inc. Non-Voting.............................  13,870        115,260
      Phillips 66...................................... 775,455     95,644,620
 *    Pioneer Energy Services Corp.....................  74,262        245,065
      Pioneer Natural Resources Co.....................  88,400     16,731,468
 *    QEP Resources, Inc...............................  96,641      1,004,100
      Range Resources Corp............................. 161,740      2,495,648
 # *  REX American Resources Corp......................   4,050        311,850
 # *  Rowan Cos. P.L.C., Class A....................... 118,378      1,714,113
      Schlumberger, Ltd................................ 577,687     39,005,426
 *    SEACOR Holdings, Inc.............................  16,104        849,808
 # *  SEACOR Marine Holdings, Inc......................  12,678        320,753
 #    SemGroup Corp., Class A..........................  18,242        458,786
 #    Ship Finance International, Ltd..................  12,481        181,599
 #    SM Energy Co.....................................  56,538      1,555,360
 # *  SRC Energy, Inc.................................. 240,667      2,724,350
 *    Superior Energy Services, Inc....................   4,232         41,643
 *    TETRA Technologies, Inc..........................  25,600        110,336
 # *  Transocean, Ltd.................................. 174,223      2,242,250
 # *  Unit Corp........................................  52,140      1,298,286
 #    US Silica Holdings, Inc..........................  40,824      1,100,615
      Valero Energy Corp............................... 605,899     71,708,147
 *    Whiting Petroleum Corp...........................  45,107      2,239,563
      Williams Cos., Inc. (The)........................ 216,857      6,451,496
      World Fuel Services Corp.........................   5,865        163,223
                                                                --------------
 TOTAL ENERGY..........................................          1,011,034,944
                                                                --------------
 FINANCIALS -- (23.1%)
 #    1st Constitution Bancorp.........................     995         22,139
 #    1st Source Corp..................................  45,305      2,562,451
      Aflac, Inc....................................... 428,750     19,954,025
      Alleghany Corp...................................   3,115      1,960,176
      Allstate Corp. (The)............................. 169,260     16,100,011
      American Equity Investment Life Holding Co.......  88,700      3,169,251
      American Financial Group, Inc.................... 168,865     19,029,397
      American International Group, Inc................ 665,461     36,740,102
      American National Insurance Co...................  23,302      3,005,725
      AmeriServ Financial, Inc.........................  30,968        134,711
 *    Arch Capital Group, Ltd..........................   9,282        283,658
      Argo Group International Holdings, Ltd...........  59,381      3,714,282
      Aspen Insurance Holdings, Ltd.................... 102,623      4,151,100
      Associated Banc-Corp............................. 120,642      3,257,334
      Assurant, Inc....................................  65,820      7,259,946
      Assured Guaranty, Ltd............................ 122,989      4,786,732
      Asta Funding, Inc................................     885          2,744
 *    Atlanticus Holdings Corp.........................  12,567         28,904
      Axis Capital Holdings, Ltd.......................  41,810      2,364,774

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
 FINANCIALS -- (Continued)
      Banc of California, Inc..........................     2,500 $     50,000
 *    Bancorp, Inc. (The)..............................       459        4,457
      BancorpSouth Bank................................       600       19,740
      Bank of America Corp............................. 5,929,137  183,091,751
      Bank of New York Mellon Corp. (The)..............   750,997   40,155,810
      Bank OZK.........................................     2,180       89,162
      BankFinancial Corp...............................    18,849      315,532
      BankUnited, Inc..................................    18,295      710,944
      Banner Corp......................................     1,628      102,515
      Bar Harbor Bankshares............................     2,733       79,175
      BB&T Corp........................................   249,646   12,684,513
      BCB Bancorp, Inc.................................     1,059       15,779
      Berkshire Hills Bancorp, Inc.....................    30,747    1,248,328
 *    Blucora, Inc.....................................    57,127    1,985,163
      Blue Hills Bancorp, Inc..........................     1,469       32,171
 *    Brighthouse Financial, Inc.......................    63,254    2,747,121
 *    Cannae Holdings, Inc.............................    15,438      281,743
      Capital City Bank Group, Inc.....................    14,283      345,934
      Capital One Financial Corp.......................   372,872   35,169,287
      Capitol Federal Financial, Inc...................     9,250      120,897
      Carolina Financial Corp..........................     1,153       48,138
      Cathay General Bancorp...........................    17,730      737,391
      Century Bancorp, Inc., Class A...................       495       38,288
      Chemical Financial Corp..........................    41,900    2,379,920
      Chubb, Ltd.......................................   159,855   22,334,941
      Cincinnati Financial Corp........................    12,284      929,039
      CIT Group, Inc...................................    73,345    3,882,151
      Citigroup, Inc................................... 1,870,326  134,457,736
      Citizens Community Bancorp, Inc..................    10,355      144,970
      CME Group, Inc...................................    77,028   12,256,695
      CNA Financial Corp...............................   199,398    9,327,838
      CNO Financial Group, Inc.........................   301,264    6,130,722
      Codorus Valley Bancorp, Inc......................       151        4,716
      Columbia Banking System, Inc.....................    18,400      753,112
      Community West Bancshares........................       400        4,820
 *    Consumer Portfolio Services, Inc.................    26,500       88,775
 # *  Cowen, Inc.......................................     3,989       62,627
 # *  Customers Bancorp, Inc...........................     2,290       58,326
      Donegal Group, Inc., Class A.....................    12,386      180,959
 *    E*TRADE Financial Corp...........................    86,881    5,196,353
      EMC Insurance Group, Inc.........................    23,450      627,756
 *    Enstar Group, Ltd................................     1,400      302,680
      Enterprise Financial Services Corp...............       436       24,525
      ESSA Bancorp, Inc................................     8,217      129,007
      Evans Bancorp, Inc...............................     1,681       78,755
      Everest Re Group, Ltd............................    34,913    7,623,254
      Farmers Capital Bank Corp........................       302       17,003
      FBL Financial Group, Inc., Class A...............    24,660    2,014,722
      Federal Agricultural Mortgage Corp., Class A.....       177       15,073
      Federal Agricultural Mortgage Corp., Class C.....     9,200      867,468
      FedNat Holding Co................................    13,665      318,394
      Fidelity Southern Corp...........................     7,213      172,607
      Fifth Third Bancorp..............................   173,516    5,134,338
      Financial Institutions, Inc......................       296        9,383
 *    First Acceptance Corp............................    27,347       30,629
      First American Financial Corp....................    61,982    3,470,992
      First Bancorp....................................    16,138      668,436
 *    First BanCorp....................................     9,225       75,830
      First Business Financial Services, Inc...........       964       22,905

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
 FINANCIALS -- (Continued)
      First Citizens BancShares, Inc., Class A.........     8,627 $  3,509,636
 #    First Commonwealth Financial Corp................    30,547      515,328
      First Community Bancshares, Inc..................       183        5,953
      First Defiance Financial Corp....................    21,760      699,802
      First Financial Bancorp..........................    72,337    2,195,428
      First Financial Northwest, Inc...................    25,371      448,052
      First Hawaiian, Inc..............................     1,200       33,912
      First Horizon National Corp......................   118,936    2,127,765
      First Interstate BancSystem, Inc., Class A.......     2,348      101,316
      First Merchants Corp.............................    36,312    1,713,926
      First Midwest Bancorp, Inc.......................    58,937    1,571,850
      First United Corp................................       602       11,257
 #    FNB Corp.........................................   154,117    1,977,321
      Fulton Financial Corp............................    29,400      510,090
 *    Genworth Financial, Inc., Class A................    34,964      160,834
      Global Indemnity, Ltd............................     8,282      337,491
      Goldman Sachs Group, Inc. (The)..................   209,155   49,659,672
      Great Southern Bancorp, Inc......................     1,616       95,425
      Great Western Bancorp, Inc.......................     8,161      341,538
      Guaranty Federal Bancshares, Inc.................     1,684       41,932
 *    Hallmark Financial Services, Inc.................    16,734      176,711
      Hancock Whitney Corp.............................    61,600    3,095,400
      Hanmi Financial Corp.............................     2,021       50,626
      Hanover Insurance Group, Inc. (The)..............    88,829   11,140,933
      Hartford Financial Services Group, Inc. (The)....   245,844   12,955,979
      Heartland Financial USA, Inc.....................       465       27,319
      Hilltop Holdings, Inc............................    26,171      544,357
 *    HMN Financial, Inc...............................     3,456       71,712
      Home Bancorp, Inc................................       719       32,779
 *    HomeStreet, Inc..................................     2,200       65,120
      Hope Bancorp, Inc................................    16,628      279,018
      HopFed Bancorp, Inc..............................     6,781      111,547
      Horace Mann Educators Corp.......................    58,206    2,543,602
      Huntington Bancshares, Inc.......................    70,847    1,093,878
      IBERIABANK Corp..................................    35,897    2,983,041
 #    Independent Bank Group, Inc......................       856       57,438
      International Bancshares Corp....................     5,000      222,250
 #    Investment Technology Group, Inc.................    23,677      524,446
      Investors Bancorp, Inc...........................    45,405      568,471
      Investors Title Co...............................     1,069      204,607
 #    Janus Henderson Group P.L.C......................   133,221    4,336,344
      JPMorgan Chase & Co.............................. 2,748,095  315,893,520
      Kemper Corp......................................    59,119    4,717,696
      Kentucky First Federal Bancorp...................     2,300       19,205
      KeyCorp..........................................   526,210   10,982,003
      Lakeland Bancorp, Inc............................     8,740      169,556
      Landmark Bancorp, Inc............................     2,390       67,685
 #    Legg Mason, Inc..................................    43,400    1,481,242
      Lincoln National Corp............................   134,595    9,165,919
      Loews Corp.......................................   243,798   12,380,062
      M&T Bank Corp....................................     4,341      752,512
      Macatawa Bank Corp...............................       291        3,571
      Mackinac Financial Corp..........................     6,893      113,734
 *    Malvern Bancorp, Inc.............................       867       21,458
      Marlin Business Services Corp....................    13,787      424,640
      MB Financial, Inc................................    19,678      953,399
 # *  MBIA, Inc........................................    82,267      843,237
      MBT Financial Corp...............................     9,396      107,114
      Mercantile Bank Corp.............................     4,422      157,069

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  FINANCIALS -- (Continued)
      MetLife, Inc.....................................   949,912 $43,448,975
  *   MGIC Investment Corp.............................    41,745     520,978
      MidWestOne Financial Group, Inc..................       346      11,127
      Morgan Stanley................................... 1,102,617  55,748,316
  #   MutualFirst Financial, Inc.......................     2,300      88,320
      National Western Life Group, Inc., Class A.......       900     291,600
      Navigators Group, Inc. (The).....................     9,617     580,386
      Nelnet, Inc., Class A............................    16,900     993,382
  #   New York Community Bancorp, Inc..................   100,880   1,086,478
      NewStar Financial, Inc...........................    41,166      20,265
      Northrim BanCorp, Inc............................     5,734     231,080
      OFG Bancorp......................................    33,091     550,965
  #   Old National Bancorp.............................    50,420     980,669
      Old Republic International Corp..................   174,823   3,725,478
  *   OneMain Holdings, Inc............................    24,900     827,925
      Oppenheimer Holdings, Inc., Class A..............     3,097      91,516
      PacWest Bancorp..................................    48,704   2,445,915
  #   Peoples Bancorp of North Carolina, Inc...........       275       8,632
      Peoples Bancorp, Inc.............................    15,923     576,731
  #   People's United Financial, Inc...................   138,407   2,523,160
  *   PHH Corp.........................................    33,325     362,243
  #   Pinnacle Financial Partners, Inc.................    11,777     736,062
      Piper Jaffray Cos................................       312      24,133
      PNC Financial Services Group, Inc. (The).........   217,040  31,433,903
      Popular, Inc.....................................    70,636   3,505,665
      Premier Financial Bancorp, Inc...................     6,096     115,885
      Principal Financial Group, Inc...................   218,754  12,705,232
  #   Prosperity Bancshares, Inc.......................    10,111     709,287
      Protective Insurance Corp., Class B..............     5,929     138,442
      Protective Insurance Corp., Class A..............       300       6,960
      Provident Financial Holdings, Inc................       544      10,091
      Provident Financial Services, Inc................    23,759     606,805
      Prudential Financial, Inc........................   497,625  50,215,339
      Radian Group, Inc................................   161,945   3,101,247
      Regions Financial Corp........................... 1,302,555  24,240,549
      Reinsurance Group of America, Inc................   153,566  21,729,589
      RenaissanceRe Holdings, Ltd......................    25,867   3,410,564
      Renasant Corp....................................    42,102   1,881,117
      Riverview Bancorp, Inc...........................     1,682      15,306
      Safety Insurance Group, Inc......................    26,197   2,399,645
      Salisbury Bancorp, Inc...........................       300      13,170
      Sandy Spring Bancorp, Inc........................     9,125     356,879
  *   Select Bancorp, Inc..............................       600       7,806
  #   Selective Insurance Group, Inc...................    45,200   2,702,960
      SI Financial Group, Inc..........................     5,661      78,971
      Simmons First National Corp., Class A............    22,648     674,910
      South State Corp.................................     7,672     642,146
      Southern National Bancorp of Virginia, Inc.......       193       3,385
  #   State Auto Financial Corp........................    15,100     488,334
  #   Sterling Bancorp.................................   155,578   3,453,832
      Stewart Information Services Corp................    12,271     557,594
      Stifel Financial Corp............................    47,800   2,635,214
  #   SunTrust Banks, Inc..............................   255,532  18,416,191
      Synchrony Financial..............................   544,549  15,759,248
      Synovus Financial Corp...........................         2          99
      Territorial Bancorp, Inc.........................       823      25,102
      Timberland Bancorp, Inc..........................     2,500      90,550
  #   Tiptree, Inc.....................................    37,071     252,083
      Travelers Cos., Inc. (The).......................   184,026  23,949,144

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
FINANCIALS -- (Continued)
     TriCo Bancshares.................................       854 $       33,152
#    Trustmark Corp...................................    30,611      1,077,201
     Umpqua Holdings Corp.............................   111,767      2,380,637
*    Unico American Corp..............................     1,000          7,200
#    Union Bankshares Corp............................    39,149      1,585,926
#    United Bankshares, Inc...........................    20,121        743,471
     United Financial Bancorp, Inc....................     9,193        160,969
     United Fire Group, Inc...........................    24,429      1,472,824
     United Security Bancshares.......................       440          4,730
     Unity Bancorp, Inc...............................     3,592         87,645
     Univest Corp. of Pennsylvania....................       156          4,259
     Unum Group.......................................   517,445     20,558,090
#    Valley National Bancorp..........................   158,654      1,848,319
     Voya Financial, Inc..............................    14,373        726,124
     Washington Federal, Inc..........................    97,887      3,284,109
     Waterstone Financial, Inc........................     1,426         24,242
     Wells Fargo & Co................................. 3,442,953    197,246,777
     WesBanco, Inc....................................    32,078      1,567,652
#    Western New England Bancorp, Inc.................    11,698        126,923
     Wintrust Financial Corp..........................    24,224      2,125,172
     WR Berkley Corp..................................     5,305        402,172
     XL Group, Ltd....................................   240,766     13,538,272
#    Zions Bancorporation.............................    53,325      2,756,902
                                                                 --------------
TOTAL FINANCIALS......................................            1,687,766,834
                                                                 --------------
HEALTHCARE -- (14.0%)
     Abbott Laboratories..............................   915,297     59,988,565
# *  Acadia Healthcare Co., Inc.......................     6,946        274,228
#    Aceto Corp.......................................    31,686        103,613
*    Addus HomeCare Corp..............................     2,044        135,211
     Aetna, Inc.......................................   558,462    105,208,656
     Allergan P.L.C...................................   131,701     24,244,837
*    Allscripts Healthcare Solutions, Inc.............   113,744      1,392,227
# *  Amneal Pharmaceuticals, Inc......................     4,700         90,099
*    AngioDynamics, Inc...............................    14,354        303,444
# *  Anika Therapeutics, Inc..........................    14,671        587,280
     Anthem, Inc......................................   504,640    127,673,920
*    Aptevo Therapeutics, Inc.........................     4,339         18,311
*    Avanos Medical, Inc..............................    25,838      1,426,258
     Baxter International, Inc........................     6,557        475,055
# *  Brookdale Senior Living, Inc.....................    22,302        213,876
*    Cambrex Corp.....................................     2,300        143,750
*    Centene Corp.....................................    20,136      2,624,325
     Cigna Corp.......................................   136,754     24,536,403
*    Concert Pharmaceuticals, Inc.....................     3,083         49,297
     CONMED Corp......................................    43,239      3,199,686
#    Cooper Cos., Inc. (The)..........................    13,956      3,635,538
*    Cross Country Healthcare, Inc....................     7,595         89,089
*    CryoLife, Inc....................................    17,502        521,560
# *  Cumberland Pharmaceuticals, Inc..................    23,319        142,246
# *  Cutera, Inc......................................     1,289         51,560
     CVS Health Corp.................................. 1,510,745     97,986,921
     Danaher Corp.....................................   405,225     41,567,980
     Digirad Corp.....................................    26,711         44,073
# *  Diplomat Pharmacy, Inc...........................    34,200        710,676
*    Emergent BioSolutions, Inc.......................    30,178      1,640,174
# *  Endo International P.L.C.........................    14,700        182,868
*    Envision Healthcare Corp.........................    50,543      2,237,033
*    Enzo Biochem, Inc................................     6,287         27,789

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
HEALTHCARE -- (Continued)
*    Express Scripts Holding Co.......................   493,239 $   39,192,771
*    FONAR Corp.......................................       960         25,056
*    Harvard Bioscience, Inc..........................    11,180         63,726
*    HMS Holdings Corp................................     6,400        153,152
     Humana, Inc......................................   198,071     62,229,947
*    Integer Holdings Corp............................    41,672      2,977,464
*    IntriCon Corp....................................     2,835        164,713
#    Invacare Corp....................................     7,330        130,840
     Kewaunee Scientific Corp.........................     1,631         51,540
*    Laboratory Corp. of America Holdings.............     8,149      1,428,846
# *  LHC Group, Inc...................................    30,318      2,609,773
# *  LifePoint Health, Inc............................    82,208      5,327,078
*    LivaNova P.L.C...................................    32,200      3,546,186
     Luminex Corp.....................................     1,400         47,404
*    Magellan Health, Inc.............................    17,899      1,302,152
# *  Mallinckrodt P.L.C...............................    32,700        766,815
     McKesson Corp....................................    70,069      8,800,666
*    MEDNAX, Inc......................................    65,302      2,794,273
*    Medpace Holdings, Inc............................       800         49,096
     Medtronic P.L.C..................................   814,175     73,463,010
*    Merit Medical Systems, Inc.......................    13,395        727,348
# *  Molina Healthcare, Inc...........................    25,541      2,658,563
*    Mylan NV.........................................    28,680      1,070,051
# *  Myriad Genetics, Inc.............................    78,116      3,417,575
     National HealthCare Corp.........................     6,484        467,367
*    Natus Medical, Inc...............................    16,198        591,227
*    Nuvectra Corp....................................    10,668        167,274
# *  Omnicell, Inc....................................    35,405      2,106,597
*    Ophthotech Corp..................................     5,721         14,245
     Owens & Minor, Inc...............................     2,841         53,610
#    PerkinElmer, Inc.................................    76,500      6,057,270
     Pfizer, Inc...................................... 3,696,959    147,619,573
# *  Prestige Brands Holdings, Inc....................   111,489      3,983,502
*    Providence Service Corp. (The)...................    11,898        833,812
     Quest Diagnostics, Inc...........................    10,366      1,116,626
*    RTI Surgical, Inc................................    65,316        300,454
*    Select Medical Holdings Corp.....................   117,504      2,444,083
*    Surmodics, Inc...................................     5,593        328,868
# *  Syneos Health, Inc...............................    23,808      1,173,139
# *  Taro Pharmaceutical Industries, Ltd..............     2,378        266,954
     Teleflex, Inc....................................    37,223     10,151,084
     Thermo Fisher Scientific, Inc....................   435,609    102,163,379
# *  Triple-S Management Corp., Class B...............    20,684        734,489
*    United Therapeutics Corp.........................    20,858      2,563,657
     UnitedHealth Group, Inc..........................    89,716     22,717,886
*    Varex Imaging Corp...............................     2,698        103,172
*    WellCare Health Plans, Inc.......................    18,375      4,913,842
     Zimmer Biomet Holdings, Inc......................    10,322      1,295,617
                                                                 --------------
TOTAL HEALTHCARE......................................            1,026,692,320
                                                                 --------------
INDUSTRIALS -- (11.6%)
     AAR Corp.........................................    32,906      1,560,073
#    ABM Industries, Inc..............................    64,500      2,012,400
#    Acme United Corp.................................     1,030         22,464
     Acuity Brands, Inc...............................     8,861      1,231,945
# *  AECOM............................................    67,765      2,274,193
*    Aegion Corp......................................    42,549      1,054,364
# *  Aerovironment, Inc...............................    35,065      2,581,135
     AGCO Corp........................................    58,973      3,716,478

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
  INDUSTRIALS -- (Continued)
       Air Lease Corp...................................    37,884 $ 1,665,381
  *    Air Transport Services Group, Inc................    35,408     797,742
       Alamo Group, Inc.................................    22,751   2,115,843
  #    Alaska Air Group, Inc............................   105,252   6,612,983
       Albany International Corp., Class A..............    20,551   1,359,449
       Altra Industrial Motion Corp.....................     1,112      48,817
       AMERCO...........................................    29,431  11,097,841
  *    Ameresco, Inc., Class A..........................       981      13,145
  #    American Railcar Industries, Inc.................    20,003     911,537
  *    American Woodmark Corp...........................     1,504     125,509
  #    Apogee Enterprises, Inc..........................    36,374   1,846,344
       ArcBest Corp.....................................    12,135     564,884
       Arconic, Inc.....................................   293,500   6,366,015
       Argan, Inc.......................................        21         806
  *    Armstrong Flooring, Inc..........................     1,000      13,070
  *    ASGN, Inc........................................    53,951   4,871,775
       Astec Industries, Inc............................    22,925   1,126,305
  # *  Atlas Air Worldwide Holdings, Inc................    31,815   2,133,196
       AZZ, Inc.........................................     5,300     287,260
       Barnes Group, Inc................................    47,000   3,188,950
       Brady Corp., Class A.............................    38,500   1,472,625
       Briggs & Stratton Corp...........................    41,033     725,874
  *    CAI International, Inc...........................    17,082     392,203
       Carlisle Cos., Inc...............................    26,313   3,232,289
  *    Casella Waste Systems, Inc., Class A.............     5,201     143,340
       Caterpillar, Inc.................................    84,002  12,079,488
  *    CBIZ, Inc........................................    39,049     859,078
  #    CECO Environmental Corp..........................     3,773      25,921
  *    Chart Industries, Inc............................     3,320     259,259
  #    Chicago Rivet & Machine Co.......................       700      22,046
  #    CIRCOR International, Inc........................     9,719     431,038
  *    Clean Harbors, Inc...............................     8,600     489,598
  # *  Colfax Corp......................................     7,300     235,790
       Columbus McKinnon Corp...........................    17,542     722,029
       Comfort Systems USA, Inc.........................    44,560   2,475,308
       CompX International, Inc.........................       500       6,350
       Copa Holdings SA, Class A........................     8,500     827,390
       Covanta Holding Corp.............................     6,052     108,936
  *    Covenant Transportation Group, Inc., Class A.....     7,080     205,178
       CRA International, Inc...........................     7,613     412,016
       Crane Co.........................................     1,280     115,930
       CSX Corp......................................... 1,055,544  74,605,850
       Cubic Corp.......................................     3,576     243,526
       Curtiss-Wright Corp..............................    46,353   6,166,340
       Delta Air Lines, Inc.............................   433,135  23,571,207
       Deluxe Corp......................................     3,803     224,111
       DMC Global, Inc..................................     1,436      58,948
       Douglas Dynamics, Inc............................    30,234   1,484,489
  *    Ducommun, Inc....................................    12,645     421,458
  *    DXP Enterprises, Inc.............................       402      16,619
       Eastern Co. (The)................................    10,193     300,693
       Eaton Corp. P.L.C................................   265,270  22,062,506
  *    Echo Global Logistics, Inc.......................    12,300     423,735
       EMCOR Group, Inc.................................    60,540   4,658,553
       Encore Wire Corp.................................    19,966     973,342
       EnerSys..........................................    43,639   3,581,453
  *    Engility Holdings, Inc...........................     7,988     276,385
       Ennis, Inc.......................................    30,835     670,661
       EnPro Industries, Inc............................     8,338     636,940

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
  INDUSTRIALS -- (Continued)
       ESCO Technologies, Inc...........................    17,601 $ 1,095,662
       Espey Manufacturing & Electronics Corp...........     1,671      43,279
       Essendant, Inc...................................    14,123     234,865
  *    Esterline Technologies Corp......................    44,968   3,835,770
       Federal Signal Corp..............................    71,923   1,708,171
       FedEx Corp.......................................   127,314  31,302,693
  #    Flowserve Corp...................................    42,560   1,886,685
       Fortune Brands Home & Security, Inc..............   123,726   7,176,108
  *    Franklin Covey Co................................     3,046      77,825
       Franklin Electric Co., Inc.......................     4,674     231,129
       FreightCar America, Inc..........................     4,692      85,911
  *    FTI Consulting, Inc..............................    37,336   2,948,051
  #    GATX Corp........................................    65,445   5,388,741
  *    Gencor Industries, Inc...........................    13,149     197,235
       General Electric Co.............................. 2,120,584  28,903,560
  # *  Genesee & Wyoming, Inc., Class A.................    19,008   1,634,688
  # *  Gibraltar Industries, Inc........................    34,603   1,503,500
  # *  Goldfield Corp. (The)............................     4,304      20,444
       Gorman-Rupp Co. (The)............................    22,062     834,826
  *    GP Strategies Corp...............................    18,583     351,219
       Granite Construction, Inc........................    28,917   1,560,072
  *    Great Lakes Dredge & Dock Corp...................    69,820     377,028
  #    Greenbrier Cos., Inc. (The)......................    22,451   1,271,849
  #    Griffon Corp.....................................    67,323   1,205,082
  #    Hawaiian Holdings, Inc...........................    24,322     975,312
  #    Heartland Express, Inc...........................     4,300      82,517
       Heidrick & Struggles International, Inc..........    18,234     745,771
  *    Herc Holdings, Inc...............................     1,679      95,401
  *    Heritage-Crystal Clean, Inc......................     1,365      32,896
       Herman Miller, Inc...............................    15,600     590,460
  # *  Hertz Global Holdings, Inc.......................    55,682     848,037
  *    Hub Group, Inc., Class A.........................     6,511     302,110
       Hurco Cos., Inc..................................     7,910     350,413
  *    Huron Consulting Group, Inc......................     4,001     174,644
       Hyster-Yale Materials Handling, Inc..............    12,246     805,297
       ICF International, Inc...........................    31,660   2,331,759
       Ingersoll-Rand P.L.C.............................   213,109  20,993,368
  *    InnerWorkings, Inc...............................    96,587     855,761
       Insteel Industries, Inc..........................    17,578     722,983
       ITT, Inc.........................................    40,100   2,272,467
  *    JetBlue Airways Corp.............................   325,493   5,858,874
       Johnson Controls International P.L.C.............   151,178   5,670,687
       Kadant, Inc......................................    12,286   1,186,828
       Kaman Corp.......................................    19,988   1,323,605
       KAR Auction Services, Inc........................    18,100   1,076,045
       KBR, Inc.........................................     3,600      71,928
       Kennametal, Inc..................................     5,020     195,579
       Kimball International, Inc., Class B.............    31,144     502,976
  *    Kirby Corp.......................................    40,100   3,346,345
  #    Knight-Swift Transportation Holdings, Inc........    10,067     327,681
       Knoll, Inc.......................................     4,200      94,710
       Korn/Ferry International.........................    60,004   3,959,064
  # *  Kratos Defense & Security Solutions, Inc.........     2,711      35,026
       L3 Technologies, Inc.............................   100,470  21,544,787
  *    Lawson Products, Inc.............................     8,847     239,311
  *    LB Foster Co., Class A...........................     6,682     164,043
       LSI Industries, Inc..............................    27,715     135,526
  *    Lydall, Inc......................................    15,105     700,872
       Macquarie Infrastructure Corp....................     1,300      59,033

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
   INDUSTRIALS -- (Continued)
        ManpowerGroup, Inc...............................  22,886 $ 2,134,348
        Marten Transport, Ltd............................  79,636   1,740,047
   *    Masonite International Corp......................   6,306     430,384
   # *  MasTec, Inc......................................  62,339   2,901,880
        Matson, Inc......................................  62,316   2,243,376
   #    Matthews International Corp., Class A............  22,887   1,202,712
        McGrath RentCorp.................................  17,552   1,042,238
   # *  Mercury Systems, Inc.............................   2,055      85,755
   *    Milacron Holdings Corp...........................   2,800      58,380
        Miller Industries, Inc...........................  20,099     523,579
   *    Mistras Group, Inc...............................   4,200      88,368
        Mobile Mini, Inc.................................  54,461   2,322,762
        Moog, Inc., Class A..............................  35,539   2,665,780
   # *  MRC Global, Inc.................................. 104,097   2,357,797
        Mueller Industries, Inc..........................  30,912   1,023,496
        Mueller Water Products, Inc., Class A............  20,300     250,705
        Multi-Color Corp.................................   8,408     557,871
   *    MYR Group, Inc...................................  19,582     722,380
        National Presto Industries, Inc..................     571      71,175
   *    Navigant Consulting, Inc.........................  12,297     267,583
   *    NL Industries, Inc...............................  38,770     331,483
   #    NN, Inc..........................................  18,396     395,514
        Norfolk Southern Corp............................ 545,229  92,143,701
   # *  Northwest Pipe Co................................   5,286     103,394
   *    nVent Electric P.L.C............................. 117,934   3,231,392
        Oshkosh Corp.....................................  69,838   5,255,309
        Owens Corning.................................... 149,300   9,289,446
        PACCAR, Inc......................................  93,329   6,133,582
   *    PAM Transportation Services, Inc.................   6,449     351,793
        Pentair P.L.C.................................... 117,934   5,265,753
   *    Perma-Pipe International Holdings, Inc...........   8,900      80,545
   #    Powell Industries, Inc...........................   5,719     209,601
        Quad/Graphics, Inc...............................   5,391     110,839
        Quanex Building Products Corp....................  22,731     402,339
   *    Quanta Services, Inc............................. 168,307   5,734,219
   *    Radiant Logistics, Inc...........................   4,144      16,535
        Raytheon Co......................................  44,355   8,783,621
        RCM Technologies, Inc............................  15,245      74,091
        Regal Beloit Corp................................  16,070   1,381,216
        Reis, Inc........................................  13,511     288,460
        Republic Services, Inc........................... 429,755  31,148,642
        Resources Connection, Inc........................  25,955     412,684
   # *  Rexnord Corp.....................................  60,278   1,822,807
   *    Roadrunner Transportation Systems, Inc...........     879       1,925
   *    Rush Enterprises, Inc., Class A..................  32,603   1,470,069
   *    Rush Enterprises, Inc., Class B..................  18,522     833,305
        Ryder System, Inc................................  89,844   7,034,785
   *    Saia, Inc........................................  25,925   1,953,449
   #    Schneider National, Inc., Class B................   7,900     206,506
   *    SIFCO Industries, Inc............................   6,423      33,078
        Simpson Manufacturing Co., Inc...................  26,100   1,904,256
        SkyWest, Inc.....................................  54,906   3,288,869
        Southwest Airlines Co............................ 531,263  30,898,256
   *    SP Plus Corp.....................................   1,336      52,104
        Spartan Motors, Inc..............................  16,820     248,095
   *    Sparton Corp.....................................   8,563     127,846
   # *  Spirit Airlines, Inc.............................  38,189   1,658,930
   *    SPX FLOW, Inc....................................  20,167     958,336
        Standex International Corp.......................  22,341   2,315,645

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
  INDUSTRIALS -- (Continued)
       Stanley Black & Decker, Inc...................... 129,900 $ 19,416,153
       Steelcase, Inc., Class A.........................  56,369      775,074
  *    Stericycle, Inc..................................  19,934    1,392,589
  # *  Team, Inc........................................   6,674      145,493
  #    Terex Corp.......................................  74,015    3,265,542
       Tetra Tech, Inc..................................  55,922    3,400,058
       Textron, Inc.....................................   1,844      125,890
  *    Thermon Group Holdings, Inc......................   4,300      107,801
       Timken Co. (The).................................  13,027      641,580
       Titan International, Inc.........................  16,400      173,676
  # *  Titan Machinery, Inc.............................   2,883       43,649
  *    TriMas Corp......................................   6,000      177,600
       Trinity Industries, Inc.......................... 183,814    7,003,313
       Triton International, Ltd........................  24,053      846,666
  #    Triumph Group, Inc...............................  54,800    1,142,580
  # *  Tutor Perini Corp................................  33,844      626,114
  *    Twin Disc, Inc...................................   6,900      180,849
  *    Ultralife Corp...................................   3,309       33,255
       UniFirst Corp....................................  18,705    3,500,641
       Union Pacific Corp............................... 563,195   84,417,299
  *    United Continental Holdings, Inc................. 114,796    9,229,598
       United Technologies Corp......................... 382,009   51,853,902
  *    Univar, Inc......................................   3,900      107,211
       Universal Forest Products, Inc...................  95,400    3,514,536
  # *  USA Truck, Inc...................................   7,482      163,257
  # *  USG Corp.........................................  52,100    2,251,762
       Valmont Industries, Inc..........................   4,200      586,530
  *    Vectrus, Inc.....................................   6,869      215,755
  *    Veritiv Corp.....................................   9,437      361,437
       Viad Corp........................................  23,193    1,331,278
       Virco Manufacturing Corp.........................  12,601       61,115
       VSE Corp.........................................     610       26,291
  #    Wabash National Corp.............................   7,700      152,460
       Watts Water Technologies, Inc., Class A..........  20,022    1,712,882
       Werner Enterprises, Inc..........................  36,605    1,363,536
  # *  Wesco Aircraft Holdings, Inc.....................   6,228       74,425
  *    WESCO International, Inc.........................  52,083    3,177,063
  *    Willis Lease Finance Corp........................   6,713      209,580
  # *  XPO Logistics, Inc...............................  12,216    1,218,180
                                                                 ------------
  TOTAL INDUSTRIALS.....................................          851,434,571
                                                                 ------------
  INFORMATION TECHNOLOGY -- (12.2%)
  *    ACI Worldwide, Inc...............................  45,800    1,183,472
       Activision Blizzard, Inc......................... 849,537   62,373,007
  *    Acxiom Corp......................................   7,769      314,955
  *    Agilysys, Inc....................................  14,791      243,312
  *    Alpha & Omega Semiconductor, Ltd.................  20,661      276,031
  *    Amkor Technology, Inc............................   1,400       12,152
       Analog Devices, Inc..............................  33,465    3,217,325
  *    Anixter International, Inc.......................   8,801      641,593
  *    ARRIS International P.L.C........................ 120,233    3,037,086
  *    Arrow Electronics, Inc........................... 175,521   13,311,513
       AstroNova, Inc...................................   6,285      113,758
       Avnet, Inc....................................... 139,400    6,112,690
       AVX Corp.........................................  72,760    1,511,953
  *    Aware, Inc.......................................  14,326       53,723
  *    Axcelis Technologies, Inc........................     175        3,850
  # *  AXT, Inc.........................................  24,921      188,154
       Bel Fuse, Inc., Class A..........................   3,574       70,050

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
 INFORMATION TECHNOLOGY -- (Continued)
      Bel Fuse, Inc., Class B..........................    11,381 $    256,072
 #    Belden, Inc......................................     9,300      602,175
      Benchmark Electronics, Inc.......................    62,063    1,501,925
      Brooks Automation, Inc...........................    50,847    1,554,901
 *    BSQUARE Corp.....................................     4,065        9,350
 *    CACI International, Inc., Class A................    26,530    4,648,056
 *    Calix, Inc.......................................    10,904       76,873
 *    Cardtronics P.L.C., Class A......................    13,293      336,579
 # *  Cars.com, Inc....................................    41,779    1,185,270
      CCUR Holdings, Inc...............................    11,740       60,226
 # *  Ciena Corp.......................................    35,200      894,080
 # *  Cirrus Logic, Inc................................    19,500      843,570
      Cisco Systems, Inc............................... 4,715,767  199,429,786
 #    Cohu, Inc........................................    29,415      740,670
 *    CommScope Holding Co., Inc.......................    78,534    2,521,727
      Comtech Telecommunications Corp..................    15,569      523,118
 *    Conduent, Inc....................................   177,926    3,195,551
 #    Convergys Corp...................................   197,364    4,855,154
 # *  CoreLogic, Inc...................................    96,545    4,701,741
      Corning, Inc.....................................   785,955   26,077,987
 # *  Cray, Inc........................................    12,866      321,007
 # *  Cree, Inc........................................    71,800    3,385,370
      CSP, Inc.........................................     2,414       26,071
      CTS Corp.........................................    66,936    2,336,066
 # *  CyberOptics Corp.................................     3,281       61,519
 #    Cypress Semiconductor Corp.......................   149,322    2,659,425
 *    Dell Technologies, Inc., Class V.................    38,133    3,528,065
 *    Digi International, Inc..........................    25,438      343,413
 *    Diodes, Inc......................................     4,709      174,986
 *    DSP Group, Inc...................................    46,713      583,912
      DXC Technology Co................................   228,936   19,400,037
 *    EchoStar Corp., Class A..........................    26,151    1,176,533
 *    Edgewater Technology, Inc........................     9,510       48,691
 # *  Electro Scientific Industries, Inc...............     7,185      129,546
 # *  Electronics For Imaging, Inc.....................    58,110    1,982,713
 # *  EMCORE Corp......................................       744        3,757
      Entegris, Inc....................................       300       10,545
 *    ePlus, Inc.......................................    17,490    1,725,388
 # *  Fabrinet.........................................     4,055      158,632
 *    FARO Technologies, Inc...........................    15,800    1,028,580
      Fidelity National Information Services, Inc......   198,899   20,512,454
 # *  Finisar Corp.....................................    66,449    1,119,666
 *    First Solar, Inc.................................    28,266    1,479,725
 *    FormFactor, Inc..................................    46,295      599,520
 *    Frequency Electronics, Inc.......................     7,390       61,337
 *    GSI Technology, Inc..............................     3,363       23,037
 *    Harmonic, Inc....................................    13,666       62,864
      Hewlett Packard Enterprise Co....................   894,616   13,812,871
 *    IAC/InterActiveCorp..............................    99,525   14,655,056
 # *  II-VI, Inc.......................................    32,540    1,275,568
 *    Insight Enterprises, Inc.........................    42,100    2,116,367
      Intel Corp....................................... 4,978,195  239,451,179
      InterDigital, Inc................................     5,700      469,965
 *    Itron, Inc.......................................    31,001    1,897,261
      Jabil, Inc.......................................    75,447    2,125,342
      Juniper Networks, Inc............................   212,100    5,586,714
 *    KEMET Corp.......................................    26,423      686,734
 *    Key Tronic Corp..................................    17,623      142,394
 *    Kimball Electronics, Inc.........................    23,443      477,065

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
   INFORMATION TECHNOLOGY -- (Continued)
        Kulicke & Soffa Industries, Inc..................  74,988 $ 1,976,684
   *    KVH Industries, Inc..............................  14,854     184,190
        Lam Research Corp................................  11,111   2,118,201
   *    Lattice Semiconductor Corp.......................  35,397     272,203
   *    Limelight Networks, Inc..........................  10,944      48,810
        Littelfuse, Inc..................................     205      44,448
        LogMeIn, Inc.....................................  13,184   1,068,563
        ManTech International Corp., Class A.............   2,048     122,573
        Marvell Technology Group, Ltd.................... 166,418   3,546,368
        Methode Electronics, Inc.........................  79,272   3,111,426
   *    Micron Technology, Inc........................... 842,584  44,480,009
   *    MicroStrategy, Inc., Class A.....................     900     117,135
        MKS Instruments, Inc.............................  61,200   5,771,160
   *    NETGEAR, Inc.....................................  31,028   2,043,194
   *    NetScout Systems, Inc............................  21,784     583,811
   *    Nuance Communications, Inc....................... 190,400   2,812,208
   *    Optical Cable Corp...............................  10,474      39,801
   # *  PAR Technology Corp..............................  12,896     240,897
        Park Electrochemical Corp........................   2,472      54,656
        PC Connection, Inc...............................  35,467   1,200,558
   # *  PCM, Inc.........................................  10,471     231,409
        PC-Tel, Inc......................................  22,216     137,517
   *    Perceptron, Inc..................................   1,300      13,208
   *    Perficient, Inc..................................  14,100     371,112
        Perspecta, Inc................................... 114,468   2,483,956
   *    Photronics, Inc..................................  79,712     717,408
   # *  Plexus Corp......................................  25,352   1,506,416
   *    Qorvo, Inc.......................................  24,909   2,036,560
        QUALCOMM, Inc.................................... 688,597  44,132,182
   *    Rambus, Inc......................................   9,315     115,133
   *    Ribbon Communications, Inc.......................   6,622      44,930
        Richardson Electronics, Ltd......................  15,464     141,650
   *    Rogers Corp......................................   9,843   1,147,399
   *    Rudolph Technologies, Inc........................  16,097     460,374
   *    Sanmina Corp.....................................  39,846   1,159,519
   *    ScanSource, Inc..................................  17,241     711,191
        SS&C Technologies Holdings, Inc..................  51,586   2,737,669
   # *  StarTek, Inc.....................................  20,310     155,981
   # *  Super Micro Computer, Inc........................   5,886     130,081
   *    Sykes Enterprises, Inc...........................  20,292     601,861
   # *  Synaptics, Inc...................................  33,626   1,684,999
        SYNNEX Corp......................................  55,900   5,392,673
        TE Connectivity, Ltd............................. 197,255  18,457,150
   *    Tech Data Corp...................................  81,325   6,783,318
   *    Telenav, Inc.....................................   4,110      22,194
        Teradyne, Inc....................................  26,789   1,158,624
        TESSCO Technologies, Inc.........................   8,689     161,181
   #    TiVo Corp........................................  19,000     230,850
   # *  TTM Technologies, Inc............................  55,241     958,984
   # *  Veeco Instruments, Inc...........................  15,978     234,078
   *    VeriFone Systems, Inc............................  43,089     986,738
   *    Verint Systems, Inc..............................  33,658   1,511,244
   # *  ViaSat, Inc......................................     200      14,068
   # *  Viavi Solutions, Inc.............................  16,203     163,974
   *    Virtusa Corp.....................................  30,064   1,588,281
   #    Vishay Intertechnology, Inc...................... 151,731   3,793,275
   *    Vishay Precision Group, Inc......................  16,480     657,552
        Western Digital Corp............................. 215,907  15,145,876
   *    Xcerra Corp......................................  20,165     287,150

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
  INFORMATION TECHNOLOGY -- (Continued)
       Xerox Corp....................................... 222,408 $  5,775,936
  *    XO Group, Inc....................................   6,284      177,083
       Xperi Corp.......................................  54,435      906,343
  *    Yelp, Inc........................................  59,107    2,179,866
  *    Zynga, Inc., Class A............................. 608,500    2,306,215
                                                                 ------------
  TOTAL INFORMATION TECHNOLOGY..........................          891,768,913
                                                                 ------------
  MATERIALS -- (2.1%)
  *    AdvanSix, Inc....................................   2,500      101,175
  *    Alcoa Corp....................................... 110,583    4,784,926
  # *  Allegheny Technologies, Inc......................  49,321    1,371,124
  # *  Ampco-Pittsburgh Corp............................   4,007       42,274
       Ashland Global Holdings, Inc..................... 112,560    9,242,302
       Bemis Co., Inc...................................  41,892    1,923,262
       Boise Cascade Co.................................  42,064    1,819,268
       Cabot Corp.......................................  49,480    3,270,628
       Carpenter Technology Corp........................  25,328    1,387,215
  # *  Century Aluminum Co..............................  15,822      202,680
  *    Clearwater Paper Corp............................  16,822      380,177
  *    Coeur Mining, Inc................................  13,910       97,370
       Commercial Metals Co............................. 102,708    2,294,497
       Compass Minerals International, Inc..............   1,163       78,910
       Core Molding Technologies, Inc...................  11,847      159,342
       Domtar Corp......................................  20,807    1,003,314
       DowDuPont, Inc...................................  31,359    2,156,558
       Freeport-McMoRan, Inc............................  24,064      397,056
       Friedman Industries, Inc.........................   3,048       31,669
       FutureFuel Corp..................................   6,104       83,991
       Gold Resource Corp...............................   4,500       29,475
       Graphic Packaging Holding Co..................... 177,562    2,579,976
       Greif, Inc., Class A.............................  15,453      841,416
       Hawkins, Inc.....................................     409       15,256
  #    HB Fuller Co.....................................  52,875    2,996,955
  #    Hecla Mining Co.................................. 430,424    1,377,357
       Huntsman Corp....................................  50,242    1,684,614
       Innophos Holdings, Inc...........................     300       13,554
       Innospec, Inc....................................   8,833      715,031
       Kaiser Aluminum Corp.............................  27,181    3,033,943
       KapStone Paper and Packaging Corp................  93,014    3,235,027
       KMG Chemicals, Inc...............................   1,350       96,930
  *    Kraton Corp......................................  13,282      638,731
       Kronos Worldwide, Inc............................   2,217       50,415
       Louisiana-Pacific Corp........................... 173,457    4,669,462
  *    LSB Industries, Inc..............................   1,758       11,550
  #    Martin Marietta Materials, Inc...................  23,633    4,712,893
       Materion Corp....................................  18,497    1,159,762
       Mercer International, Inc........................  21,725      389,964
       Minerals Technologies, Inc.......................  34,280    2,591,568
       Mosaic Co. (The).................................  17,274      520,120
       Neenah, Inc......................................   7,684      674,655
       Newmont Mining Corp.............................. 141,468    5,189,046
       Northern Technologies International Corp.........   3,035      115,027
       Nucor Corp....................................... 103,401    6,920,629
       Olin Corp........................................ 152,588    4,502,872
  #    Olympic Steel, Inc...............................   9,986      220,790
  *    Owens-Illinois, Inc..............................   5,462      102,030
       PH Glatfelter Co.................................  50,600      828,322
  *    Platform Specialty Products Corp.................   8,534      105,480
  *    PQ Group Holdings, Inc...........................   2,829       50,979

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
 MATERIALS -- (Continued)
      Rayonier Advanced Materials, Inc.................     2,894 $     52,208
      Reliance Steel & Aluminum Co.....................    93,801    8,460,850
      Royal Gold, Inc..................................    16,109    1,362,983
 #    Schnitzer Steel Industries, Inc., Class A........       400       13,180
      Schweitzer-Mauduit International, Inc............    27,400    1,136,826
      Sensient Technologies Corp.......................    38,101    2,642,685
      Sonoco Products Co...............................     9,102      508,074
      Steel Dynamics, Inc..............................    94,919    4,469,736
      Stepan Co........................................     4,400      385,352
 # *  Summit Materials, Inc., Class A..................    14,342      359,984
 *    SunCoke Energy, Inc..............................    62,210      709,816
      Synalloy Corp....................................       949       20,498
 *    TimkenSteel Corp.................................     5,157       71,682
 *    Trecora Resources................................     1,376       20,640
      Tredegar Corp....................................    26,545      691,497
 #    Tronox, Ltd., Class A............................    82,313    1,518,675
 *    UFP Technologies, Inc............................       339       11,085
 #    United States Steel Corp.........................   128,609    4,685,226
 *    Universal Stainless & Alloy Products, Inc........     6,269      187,506
 #    Valvoline, Inc...................................   253,649    5,729,931
 *    Verso Corp., Class A.............................     2,361       49,274
 #    Vulcan Materials Co..............................    58,246    6,523,552
      Westlake Chemical Corp...........................   158,152   16,957,057
      WestRock Co......................................   200,591   11,630,266
      Worthington Industries, Inc......................    47,320    2,215,522
                                                                  ------------
 TOTAL MATERIALS.......................................            151,315,672
                                                                  ------------
 REAL ESTATE -- (0.1%)
      Alexander & Baldwin, Inc.........................    81,208    1,944,932
      Griffin Industrial Realty, Inc...................     1,500       62,415
 # *  Howard Hughes Corp. (The)........................     6,380      864,809
 #    Kennedy-Wilson Holdings, Inc.....................    81,327    1,699,734
 *    Rafael Holdings, Inc., Class B...................       550        5,005
      RE/MAX Holdings, Inc., Class A...................     3,800      193,040
 *    Stratus Properties, Inc..........................     3,069       94,525
                                                                  ------------
 TOTAL REAL ESTATE.....................................              4,864,460
                                                                  ------------
 TELECOMMUNICATIONS SERVICES -- (3.9%)
      AT&T, Inc........................................ 8,487,099  271,332,555
      ATN International, Inc...........................        84        5,366
 #    CenturyLink, Inc.................................    70,603    1,325,218
 #    Frontier Communications Corp.....................    46,463      242,537
 # *  Iridium Communications, Inc......................    14,800      256,040
 # *  ORBCOMM, Inc.....................................    44,499      425,410
      Spok Holdings, Inc...............................    12,522      181,569
 # *  Sprint Corp......................................   422,600    2,294,718
      Telephone & Data Systems, Inc....................    72,260    1,824,565
 *    T-Mobile US, Inc.................................   113,786    6,827,160
 # *  United States Cellular Corp......................     7,591      260,827
 *    Vonage Holdings Corp.............................    85,934    1,100,815
                                                                  ------------
 TOTAL TELECOMMUNICATIONS SERVICES.....................            286,076,780
                                                                  ------------
 UTILITIES -- (0.0%)
 #    Consolidated Water Co., Ltd......................     5,756       80,872
      MDU Resources Group, Inc.........................    21,544      624,776
      New Jersey Resources Corp........................    11,144      515,410
      NRG Energy, Inc..................................    55,469    1,756,703

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
UTILITIES -- (Continued)
#      Ormat Technologies, Inc.......................     21,034 $    1,141,095
                                                                 --------------
TOTAL UTILITIES......................................                 4,118,856
                                                                 --------------
TOTAL COMMON STOCKS..................................             7,174,810,090
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

CONSUMER DISCRETIONARY -- (0.0%)
*      Media General, Inc. Contingent Value Rights...     25,196          2,520
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             7,174,812,610
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
       State Street Institutional U.S. Government
         Money Market Fund, 1.830%...................  4,608,416      4,608,416
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (1.9%)
@ (S)  DFA Short Term Investment Fund................ 12,109,788    140,122,356
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,975,126,366)^^............................            $7,319,543,382
                                                                 ==============

   P.L.C.   Public Limited Company SA Special Assessment
   +        See Security Valuation Note within the Notes to Schedules of
            Investments.
   *        Non-Income Producing Securities.
   #        Total or Partial Securities on Loan.
   @        Security purchased with cash proceeds from Securities on Loan.
   (S)      Affiliated Fund.
   ^^       See Federal Tax Cost Note within the Notes to Schedules of
            Investments.

Summary of the Series' investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------------
                                      LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                   -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary......... $  860,572,913           --   --    $  860,572,913
   Consumer Staples...............    399,163,827           --   --       399,163,827
   Energy.........................  1,011,034,944           --   --     1,011,034,944
   Financials.....................  1,687,746,569 $     20,265   --     1,687,766,834
   Healthcare.....................  1,026,692,320           --   --     1,026,692,320
   Industrials....................    851,434,571           --   --       851,434,571
   Information Technology.........    891,768,913           --   --       891,768,913
   Materials......................    151,315,672           --   --       151,315,672
   Real Estate....................      4,864,460           --   --         4,864,460
   Telecommunications Services....    286,076,780           --   --       286,076,780
   Utilities......................      4,118,856           --   --         4,118,856
Rights/Warrants
   Consumer Discretionary.........             --        2,520   --             2,520
Temporary Cash Investments........      4,608,416           --   --         4,608,416
Securities Lending Collateral.....             --  140,122,356   --       140,122,356
                                   -------------- ------------   --    --------------
TOTAL............................. $7,179,398,241 $140,145,141   --    $7,319,543,382
                                   ============== ============   ==    ==============

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2018, the Trust consisted of eleven operational portfolios, of which four (the "Series") are included in this document.

SECURITY VALUATION

The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1--inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3--significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series) including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended July 31, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Series:

2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At July 31, 2018, the total cost of securities for federal income tax purposes was:

                                                          FEDERAL
                                                          TAX COST
                                                         -----------
           The U.S. Large Cap Value Series.............. $21,779,855
           The DFA International Value Series...........  12,292,564
           The Emerging Markets Series..................   4,210,963
           The Tax-Managed U.S. Marketwide Value Series.   3,975,126

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

OTHER

The Series are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending.

On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; that request is pending.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Separate certifications for the co-principal executive officers and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ David P. Butler
     ----------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: September 28, 2018

By:  /s/ Gerard K. O'Reilly
     ----------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     ----------------------------------
     David P. Butler
     Co-Principal Executive Officer
     Dimensional Investment Group Inc.

Date: September 28, 2018

By:  /s/ Gerard K. O'Reilly
     ----------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     Dimensional Investment Group Inc.

Date: September 28, 2018

By:  /s/ Gregory K. Hinkle
     ----------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date: September 28, 2018